Morgan Stanley Institutional Fund, Inc.

Multi-Asset Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (49.8%)
Australia (0.0%)
AGL Energy Ltd.	116	$1
APA Group	210	2
Bendigo & Adelaide Bank Ltd.	3	—@
Coles Group Ltd.	72	1
CSL Ltd.	17	3
Goodman Group REIT	33	—@
Stockland REIT	70	—@
Telstra Corp., Ltd.	733	2
Woolworths Group Ltd.	75	2
		11
Austria (0.2%)
Erste Group Bank AG (a)	851	28
OMV AG	118	6
Raiffeisen Bank International AG	544	13
voestalpine AG	91	2
		49
Belgium (0.7%)
Anheuser-Busch InBev SA N.V.	43	4
bpost SA	6,782	71
Cie d’Entreprises CFE	90	8
D’ieteren SA	237	13
Econocom Group SA	3,925	10
KBC Group N.V.	705	46
Proximus SADP	38	1
		153
Canada (1.9%)
Bank of Montreal	100	7
Bank of Nova Scotia (The)	300	17
Canadian Imperial Bank of Commerce	100	8
Enbridge, Inc.	3,000	105
Fortis, Inc.	100	4
Gibson Energy, Inc.	500	9
Hydro One Ltd.	100	2
Inter Pipeline Ltd.	1,000	18
Keyera Corp.	700	17
Kinder Morgan Canada Ltd.	100	1
National Bank of Canada	100	5
Pembina Pipeline Corp.	1,400	52
Rogers Communications, Inc., Class B	100	5
Royal Bank of Canada	400	33
TC Energy Corp.	2,500	130
Tidewater Midstream and Infrastructure Ltd.	500	—@
Toronto-Dominion Bank (The)	400	23
		436
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (a)(b)	178,000	1

Denmark (0.0%)
Carlsberg A/S Series B	9	1
Danske Bank A/S	179	3
Novo Nordisk A/S Series B	65	3

Orsted A/S	26	3
		10
Finland (0.0%)
Elisa Oyj	34	2
Fortum Oyj	70	1
		3
France (9.4%)
Aeroports de Paris (ADP)	716	127
Akka Technologies	248	17
ALD SA	1,181	17
Alten SA	617	71
Altran Technologies SA	4,959	78
ArcelorMittal	496	7
Atos SE	78	6
BNP Paribas SA	4,062	198
Bouygues SA	184	7
Carrefour SA	503	9
Casino Guichard Perrachon SA	43	2
Cie de Saint-Gobain	389	15
Credit Agricole SA	3,283	40
Danone SA	35	3
Derichebourg SA	5,531	19
Eiffage SA	1,388	144
Electricite de France SA	617	7
Elior Group SA	3,987	53
Engie SA	1,772	29
Fnac Darty SA (a)	654	41
Iliad SA	5	—@
Jacquet Metal Service SA	393	7
Kaufman & Broad SA	373	15
L’Oreal SA	13	4
Orange SA	352	6
Pernod Ricard SA	13	2
Peugeot SA	11,129	278
Publicis Groupe SA	172	8
Renault SA	149	9
Sanofi	952	88
Societe Generale SA	2,772	76
STMicroelectronics N.V.	506	10
Suez	74	1
Unibail-Rodamco-Westfield REIT	111	16
Veolia Environnement SA	78	2
Vinci SA	6,177	666
Worldline SA (a)	1,762	111
		2,189
Germany (3.6%)
Amadeus Fire AG	71	8
Aumann AG	635	9
Bayer AG (Registered)	788	56
Bayerische Motoren Werke AG (Preference)	44	3
Bechtle AG	807	82
Befesa SA	375	13
Beiersdorf AG	6	1
Bilfinger SE	1,582	46
CANCOM SE	1,114	60
Commerzbank AG	3,675	21

Deutsche Lufthansa AG (Registered)	189	3
Deutsche Telekom AG (Registered)	588	10
E.ON SE	314	3
Fraport AG Frankfurt Airport Services Worldwide	1,323	112
Fresenius Medical Care AG & Co., KGaA	181	12
Fresenius SE & Co., KGaA	362	17
Hamburger Hafen und Logistik AG	644	16
HeidelbergCement AG	117	9
Henkel AG & Co., KGaA	8	1
Henkel AG & Co., KGaA (Preference)	14	1
Hornbach Holding AG & Co., KGaA	152	9
Indus Holding AG	254	10
Innogy SE	29	1
Jungheinrich AG (Preference)	897	19
KION Group AG	49	3
Merck KGaA	5	1
METRO AG	147	2
RWE AG	75	2
Salzgitter AG	2,033	34
Sixt SE	502	48
Uniper SE	201	7
United Internet AG (Registered)	30	1
Volkswagen AG	26	5
Volkswagen AG (Preference)	147	25
Wacker Neuson SE	856	15
Washtec AG	80	4
Zalando SE (a)	3,712	169
		838
Greece (0.2%)
Mytilineos SA	1,750	18
OPAP SA	3,767	39
		57
Hong Kong (0.1%)
Bank of East Asia Ltd. (The)	416	1
BOC Hong Kong Holdings Ltd.	1,500	5
CLP Holdings Ltd.	500	5
Hang Seng Bank Ltd.	200	4
HKT Trust & HKT Ltd.	1,000	2
Hong Kong & China Gas Co., Ltd.	3,500	7
		24
Ireland (0.1%)
AIB Group PLC	2,467	7
Bank of Ireland Group PLC	3,577	14
Kerry Group PLC, Class A	13	2
		23
Israel (0.0%)
Bank Hapoalim BM (a)	477	4
Bank Leumi Le-Israel BM	685	5
Mizrahi Tefahot Bank Ltd.	45	1
		10
Italy (2.5%)
Atlantia SpA	8,028	194
CIR-Compagnie Industriali Riunite SpA	5,053	5

CNH Industrial N.V.	790	8
Enav SpA	6,269	35
Enel SpA	7,861	59
Fiat Chrysler Automobiles N.V.	839	11
Fiera Milano SpA	1,906	9
FinecoBank Banca Fineco SpA	1,588	17
Geox SpA	6,985	10
Intesa Sanpaolo SpA	45,767	109
Leonardo SpA	322	4
Mediobanca Banca di Credito Finanziario SpA	1,772	19
Societa Iniziative Autostradali e Servizi SpA	1,261	22
Telecom Italia SpA	1,226	1
Telecom Italia SpA (a)	2,803	1
Terna Rete Elettrica Nazionale SpA	252	2
UniCredit SpA	7,311	86
		592
Japan (4.8%)
Astellas Pharma, Inc.	100	1
Chiba Bank Ltd. (The)	200	1
Chubu Electric Power Co., Inc.	100	1
Chugoku Electric Power Co., Inc. (The)	100	1
Concordia Financial Group Ltd.	400	2
Japan Post Bank Co., Ltd.	100	1
Japan Tobacco, Inc.	100	2
Kansai Electric Power Co., Inc. (The)	100	1
KDDI Corp.	500	13
Kirin Holdings Co., Ltd.	100	2
Kyushu Electric Power Co., Inc.	100	1
Mebuki Financial Group, Inc.	500	1
Mitsubishi Estate Co., Ltd.	13,000	252
Mitsui Fudosan Co., Ltd.	11,600	289
Mizuho Financial Group, Inc.	14,900	23
Nippon Telegraph & Telephone Corp.	300	14
Nomura Real Estate Holdings, Inc.	2,200	48
NTT DOCOMO, Inc.	400	10
Osaka Gas Co., Ltd.	100	2
Resona Holdings, Inc.	900	4
Seven Bank Ltd.	300	1
Shizuoka Bank Ltd. (The)	100	1
Softbank Corp.	500	7
SoftBank Group Corp.	600	24
Sumitomo Mitsui Financial Group, Inc.	300	10
Sumitomo Mitsui Trust Holdings, Inc.	100	4
Sumitomo Realty & Development Co., Ltd.	6,300	241
Takeda Pharmaceutical Co., Ltd.	100	3
Tohoku Electric Power Co., Inc.	100	1
Tokyo Electric Power Co., Holdings, Inc. (a)	300	1
Tokyo Gas Co., Ltd.	100	2
Tokyo Tatemono Co., Ltd.	5,500	78
Tokyu Fudosan Holdings Corp.	11,500	74
		1,116
Netherlands (2.0%)
ABN AMRO Bank N.V. CVA	1,202	21
Accell Group N.V.	272	6
Aegon N.V.	1,383	6
AerCap Holdings N.V. (a)	100	5
Basic-Fit N.V. (a)	618	19
Heineken Holding N.V.	8	1

Heineken N.V.	15	2
ING Groep N.V.	11,149	117
InterXion Holding N.V. (a)	1,200	98
Koninklijke Ahold Delhaize N.V.	1,021	25
Koninklijke KPN N.V.	594	2
Koninklijke Philips N.V.	40	2
PostNL N.V.	18,025	40
Randstad N.V.	94	5
Takeaway.com (a)	875	70
TomTom N.V. (a)	3,008	34
Unilever N.V.	86	5
		458
New Zealand (0.0%)
Spark New Zealand Ltd.	451	1

Norway (0.0%)
DNB ASA	231	4
Mowi ASA	27	1
Telenor ASA	129	2
		7
Portugal (0.2%)
CTT-Correios de Portugal SA	3,667	9
EDP - Energias de Portugal SA	409	2
Navigator Co. SA (The)	7,626	27
Semapa-Sociedade de Investimento e Gestao	409	5
		43
Singapore (0.1%)
DBS Group Holdings Ltd.	600	11
Oversea-Chinese Banking Corp., Ltd.	900	7
Singapore Telecommunications Ltd.	1,500	3
United Overseas Bank Ltd.	300	6
		27
Spain (3.4%)
Aena SME SA	1,555	285
Banco Bilbao Vizcaya Argentaria SA	19,460	102
Banco de Sabadell SA	23,292	23
Banco Santander SA	49,332	201
Bankia SA	3,743	7
Bankinter SA	1,963	12
CaixaBank SA	10,752	28
Cia de Distribucion Integral Logista Holdings SA	1,434	28
Ence Energia y Celulosa SA	7,026	27
Endesa SA	57	2
Iberdrola SA	888	9
Naturgy Energy Group SA	56	2
NH Hotel Group SA	1,138	5
Red Electrica Corp., SA	78	2
Repsol SA	1,159	18
Telefonica SA	4,516	34
Telepizza Group SA (a)(b)	221	1
		786
Sweden (0.1%)
Essity AB, Class B	47	1

Millicom International Cellular SA SDR	14	1
Nordea Bank Abp	843	6
Skandinaviska Enskilda Banken AB, Class A	431	4
Svenska Handelsbanken AB, Class A	398	4
Swedbank AB, Class A	219	3
Tele2 AB, Class B	109	2
Telia Co., AB	490	2
		23
Switzerland (0.2%)
Alcon, Inc. (a)	20	1
Lonza Group AG (Registered) (a)	5	2
Nestle SA (Registered)	173	19
Novartis AG (Registered)	80	7
Roche Holding AG (Genusschein)	26	8
Swisscom AG (Registered)	5	2
		39
Turkey (0.8%)
Akbank T.A.S. (a)	52,969	76
Turkiye Garanti Bankasi AS (a)	42,922	78
Turkiye Is Bankasi A/S Series C (a)	25,394	28
		182
United Kingdom (0.7%)
Associated British Foods PLC	24	1
AstraZeneca PLC	47	4
Barclays PLC	8,655	16
British American Tobacco PLC	129	5
BT Group PLC	1,487	3
Centrica PLC	1,122	1
Diageo PLC	138	6
GlaxoSmithKline PLC	181	4
HSBC Holdings PLC	5,689	44
Imperial Brands PLC	60	1
Lloyds Banking Group PLC	69,727	46
National Grid PLC	484	5
Reckitt Benckiser Group PLC	38	3
Royal Bank of Scotland Group PLC	1,886	5
Severn Trent PLC	47	1
Smith & Nephew PLC	36	1
SSE PLC	144	2
Standard Chartered PLC	803	7
Tesco PLC	614	2
Unilever PLC	63	4
United Utilities Group PLC	136	1
Vodafone Group PLC	4,714	9
		171
United States (18.8%)
AAR Corp.	200	8
Abbott Laboratories	100	8
AbbVie, Inc.	100	8
Abercrombie & Fitch Co., Class A	700	11
Adtalem Global Education, Inc. (a)	200	8
AdvanSix, Inc. (a)	500	13
AECOM (a)	200	8
AES Corp.	100	2
Allscripts Healthcare Solutions, Inc. (a)	900	10

Altria Group, Inc.	100	4
AMC Networks, Inc., Class A (a)	200	10
American Electric Power Co., Inc.	100	9
American Equity Investment Life Holding Co.	500	12
Andersons, Inc. (The)	500	11
Anixter International, Inc. (a)	200	14
ArcBest Corp.	200	6
Archer-Daniels-Midland Co.	200	8
Arconic, Inc.	500	13
Assertio Therapeutics, Inc. (a)	5,200	7
Associated Banc-Corp	500	10
AT&T, Inc.	1,300	49
Atlas Air Worldwide Holdings, Inc. (a)	200	5
Avis Budget Group, Inc. (a)	500	14
Avista Corp.	200	10
Axos Financial, Inc. (a)	500	14
B&G Foods, Inc.	500	9
Baker Hughes a GE Co.	500	12
Bank of America Corp.	4,052	118
Bank OZK	500	14
BB&T Corp.	355	19
Bel Fuse, Inc., Class B	200	3
Belden, Inc.	200	11
Big Lots, Inc.	500	12
BJ’s Restaurants, Inc.	200	8
Bloomin’ Brands, Inc.	500	10
Bonanza Creek Energy, Inc. (a)	500	11
Boston Scientific Corp. (a)	100	4
Brighthouse Financial, Inc. (a)	200	8
Brinker International, Inc.	200	9
Bristol-Myers Squibb Co.	100	5
Brunswick Corp.	200	10
Cabot Corp.	200	9
CalAmp Corp. (a)	900	10
Callon Petroleum Co. (a)	2,300	10
Capri Holdings Ltd. (a)	200	7
Cardinal Health, Inc.	200	9
Carnival Corp.	200	9
Carrizo Oil & Gas, Inc. (a)	1,100	9
Cars.com, Inc. (a)	900	8
CBL & Associates Properties, Inc. REIT	8,100	10
CDK Global, Inc.	200	10
Cedar Realty Trust, Inc. REIT	1,800	5
Centene Corp. (a)	200	9
CenterPoint Energy, Inc.	300	9
Central Garden & Pet Co. (a)	200	6
Central Garden & Pet Co., Class A (a)	500	14
Century Communities, Inc. (a)	200	6
CenturyLink, Inc.	1,000	13
Chatham Lodging Trust REIT	500	9
Chemours Co. (The)	700	10
Cheniere Energy, Inc. (a)	700	44
CIT Group, Inc.	7	—@
Citigroup, Inc.	1,068	74
Citizens Financial Group, Inc.	433	15
Coca-Cola Co. (The)	300	16
Comerica, Inc.	211	14
Commercial Metals Co.	500	9
Computer Programs & Systems, Inc.	500	11
Comtech Telecommunications Corp.	200	7
Conn’s, Inc. (a)	500	12

CONSOL Energy, Inc. (a)	500	8
Cooper-Standard Holdings, Inc. (a)	200	8
CoreCivic, Inc. REIT	500	9
Customers Bancorp, Inc. (a)	500	10
CVS Health Corp.	300	19
Dana, Inc.	700	10
Delphi Technologies PLC	700	9
Denbury Resources, Inc. (a)	7,900	9
DiamondRock Hospitality Co. REIT	900	9
Dick’s Sporting Goods, Inc.	200	8
Diodes, Inc. (a)	200	8
Discovery, Inc., Class A (a)	200	5
Discovery, Inc., Class C (a)	500	12
Dominion Energy, Inc.	100	8
Domtar Corp.	200	7
Donnelley Financial Solutions, Inc. (a)	700	9
DR Horton, Inc.	1,497	79
Duke Energy Corp.	100	10
DXC Technology Co.	200	6
Eagle Materials, Inc.	119	11
East West Bancorp, Inc.	10	—@
Eastman Chemical Co.	200	15
Ebix, Inc.	200	8
Edgewell Personal Care Co. (a)	200	7
Edison International	100	8
Encore Capital Group, Inc. (a)	200	7
EnerSys	200	13
Era Group, Inc. (a)	500	5
EW Scripps Co. (The), Class A	700	9
Exelon Corp.	500	24
Fidelity National Financial, Inc.	1,366	61
Fiesta Restaurant Group, Inc. (a)	1,100	11
Fifth Third Bancorp	253	7
First American Financial Corp.	413	24
First Horizon National Corp.	500	8
First Republic Bank	12	1
FirstEnergy Corp.	100	5
FNB Corp.	900	10
Foot Locker, Inc.	200	9
FormFactor, Inc. (a)	500	9
G-III Apparel Group Ltd. (a)	500	13
Gap, Inc. (The)	500	9
General Electric Co.	1,100	10
Genesco, Inc. (a)	200	8
Genworth Financial, Inc., Class A (a)	2,000	9
GEO Group, Inc. (The) REIT	500	9
Gilead Sciences, Inc.	300	19
Goodyear Tire & Rubber Co. (The)	700	10
Greenbrier Cos., Inc. (The)	500	15
Greif, Inc., Class A	200	8
Group 1 Automotive, Inc.	200	18
Gulfport Energy Corp. (a)	3,400	9
Halliburton Co.	500	9
Hancock Whitney Corp.	200	8
Hanmi Financial Corp.	500	9
Hawaiian Holdings, Inc.	500	13
Hersha Hospitality Trust REIT	700	10
Hewlett Packard Enterprise Co.	700	11
Hibbett Sports, Inc. (a)	700	16
Hillenbrand, Inc.	200	6
HNI Corp.	200	7

Hope Bancorp, Inc.	700	10
Host Hotels & Resorts, Inc. REIT	500	9
Hub Group, Inc., Class A (a)	200	9
Huntington Bancshares, Inc.	476	7
Ichor Holdings Ltd. (a)	500	12
Innoviva, Inc. (a)	700	7
Inogen, Inc. (a)	200	10
Integer Holdings Corp. (a)	200	15
Intel Corp.	200	10
Interface, Inc.	700	10
INTL. FCStone, Inc. (a)	200	8
Invacare Corp.	1,600	12
Invesco Ltd.	500	9
iStar, Inc. REIT	700	9
Janus Henderson Group PLC	500	11
JetBlue Airways Corp. (a)	500	8
Johnson & Johnson	100	13
JPMorgan Chase & Co.	1,535	181
Juniper Networks, Inc.	500	12
KB Home	757	26
KBR, Inc.	500	12
Kelly Services, Inc., Class A	500	12
KEMET Corp.	500	9
Kennametal, Inc.	200	6
KeyCorp	373	7
Kinder Morgan, Inc.	5,300	109
Kraft Heinz Co. (The)	200	6
Kraton Corp. (a)	200	6
Kroger Co. (The)	100	3
Laredo Petroleum, Inc. (a)	3,600	9
Lennar Corp., Class A	1,347	75
Lexington Realty Trust REIT	900	9
Lincoln National Corp.	200	12
LogMeIn, Inc.	200	14
Louisiana-Pacific Corp.	1,230	30
LSC Communications, Inc.	2,500	3
Lydall, Inc. (a)	200	5
LyondellBasell Industries N.V., Class A	200	18
M&T Bank Corp.	9	1
M/I Homes, Inc. (a)	156	6
Mack-Cali Realty Corp. REIT	500	11
Macquarie Infrastructure Corp.	300	12
Macy’s, Inc.	700	11
Mallinckrodt PLC (a)	4,700	11
Marcus Corp. (The)	200	7
MarineMax, Inc. (a)	700	11
Martin Marietta Materials, Inc.	50	14
Masco Corp.	1,652	69
Matthews International Corp., Class A	200	7
MDC Holdings, Inc.	33	1
MDU Resources Group, Inc.	200	6
MEDNAX, Inc. (a)	500	11
Medtronic PLC	100	11
Merck & Co., Inc.	100	8
Meridian Bioscience, Inc.	900	9
Merit Medical Systems, Inc. (a)	200	6
Meritage Homes Corp. (a)	118	8
MetLife, Inc.	200	9
MGIC Investment Corp.	6,223	78
Micron Technology, Inc. (a)	200	9
Minerals Technologies, Inc.	200	11

Mohawk Industries, Inc. (a)	115	14
Molson Coors Brewing Co., Class B	200	12
Mondelez International, Inc., Class A	100	6
Monotype Imaging Holdings, Inc.	500	10
Movado Group, Inc.	500	12
Mylan N.V. (a)	500	10
MYR Group, Inc. (a)	200	6
National Beverage Corp.	200	9
National Fuel Gas Co.	200	9
Natus Medical, Inc. (a)	200	6
Navient Corp.	700	9
Newpark Resources, Inc. (a)	1,400	11
NextEra Energy, Inc.	100	23
NiSource, Inc.	100	3
Norwegian Cruise Line Holdings Ltd. (a)	200	10
Nu Skin Enterprises, Inc., Class A	200	9
nVent Electric PLC	500	11
Office Depot, Inc.	5,900	10
Old Republic International Corp.	500	12
Olin Corp.	500	9
Olympic Steel, Inc.	200	3
ONEOK, Inc.	1,000	74
Oracle Corp.	200	11
OraSure Technologies, Inc. (a)	1,400	10
Oshkosh Corp.	200	15
Owens Corning	391	25
Owens-Illinois, Inc.	900	9
PACCAR, Inc.	200	14
PacWest Bancorp	200	7
Park Hotels & Resorts, Inc. REIT	200	5
Patrick Industries, Inc. (a)	200	9
Patterson Cos., Inc.	500	9
Penn National Gaming, Inc. (a)	500	9
Penn Virginia Corp. (a)	200	6
Pennsylvania Real Estate Investment Trust REIT	1,800	10
People’s United Financial, Inc.	129	2
PepsiCo, Inc.	100	14
Perspecta, Inc.	500	13
PetMed Express, Inc.	500	9
Pfizer, Inc.	400	14
Philip Morris International, Inc.	100	8
Photronics, Inc. (a)	900	10
Pitney Bowes, Inc.	2,300	11
Plantronics, Inc.	200	7
PNC Financial Services Group, Inc. (The)	233	33
PPL Corp.	300	9
Principal Financial Group, Inc.	200	11
Procter & Gamble Co. (The)	300	37
ProPetro Holding Corp. (a)	900	8
Public Service Enterprise Group, Inc.	100	6
Pulte Group, Inc.	1,601	59
Quanta Services, Inc.	200	8
QuinStreet, Inc. (a)	700	9
Realogy Holdings Corp.	1,800	12
Regal-Beloit Corp.	200	15
Regions Financial Corp.	1,073	17
Resideo Technologies, Inc. (a)	700	10
Ring Energy, Inc. (a)	6,300	10
RPC, Inc.	1,600	9
Ryder System, Inc.	200	10
ScanSource, Inc. (a)	200	6

Scotts Miracle-Gro Co. (The), Class A	91	9
Select Medical Holdings Corp. (a)	500	8
SemGroup Corp., Class A	300	5
Service Properties Trust REIT	500	13
Signature Bank	4	1
Skyline Champion Corp. (a)	159	5
SMART Global Holdings, Inc. (a)	200	5
Southern Co. (The)	300	19
Southwestern Energy Co. (a)	4,500	9
Sprint Corp. (a)	300	2
Stamps.com, Inc. (a)	200	15
State Street Corp.	200	12
Stewart Information Services Corp.	122	5
Summit Hotel Properties, Inc. REIT	700	8
SunCoke Energy, Inc. (a)	1,400	8
SunTrust Banks, Inc.	132	9
SVB Financial Group (a)	4	1
Sykes Enterprises, Inc. (a)	200	6
Syneos Health, Inc. (a)	200	11
T-Mobile US, Inc. (a)	100	8
Tanger Factory Outlet Centers, Inc. REIT	700	11
Targa Resources Corp.	700	28
Tellurian, Inc. (a)	200	2
Terex Corp.	500	13
Texas Capital Bancshares, Inc. (a)	200	11
Textron, Inc.	200	10
Timken Co. (The)	200	9
Tivity Health, Inc. (a)	500	8
TiVo Corp.	1,100	8
Toll Brothers, Inc.	990	41
Trinity Industries, Inc.	500	10
Trinseo SA	200	9
TrueBlue, Inc. (a)	500	11
TTM Technologies, Inc. (a)	700	9
UGI Corp.	200	10
Ultra Clean Holdings, Inc. (a)	700	10
Unisys Corp. (a)	1,400	10
United States Steel Corp.	700	8
Universal Forest Products, Inc.	547	22
Universal Insurance Holdings, Inc.	200	6
Unum Group	200	6
Urban Outfitters, Inc. (a)	500	14
US Bancorp	609	34
Varex Imaging Corp. (a)	200	6
Verizon Communications, Inc.	800	48
Viacom, Inc., Class B	500	12
Vistra Energy Corp.	100	3
Vornado Realty Trust REIT	200	13
Vulcan Materials Co.	193	29
Wabash National Corp.	700	10
Waddell & Reed Financial, Inc., Class A	500	9
Walgreens Boots Alliance, Inc.	300	17
Walker & Dunlop, Inc.	200	11
Walmart, Inc.	100	12
Washington Prime Group, Inc. REIT	2,500	10
Watsco, Inc.	41	7
Wells Fargo & Co.	2,008	101
Western Union Co. (The)	500	12
WestRock Co.	200	7
Whiting Petroleum Corp. (a)	1,100	9
William Lyon Homes, Class A (a)	500	10

Williams Cos., Inc. (The)	3,200	77
Wyndham Destinations, Inc.	200	9
Xcel Energy, Inc.	100	7
Xenia Hotels & Resorts, Inc. REIT	500	11
Xerox Holdings Corp. (a)	200	6
Xperi Corp.	500	10
Zions Bancorp NA	213	10
		4,379
Total Common Stocks (Cost $11,449)		11,628

	Face Amount (000)
Fixed Income Securities (8.0%)
Sovereign (8.0%)
Argentina (1.0%)
Argentine Republic Government International Bond,
5.88%, 1/11/28 (Cost $417)		$554	226

Greece (7.0%)
Hellenic Republic Government Bond,
3.75%, 1/30/28 (Cost $1,451)	EUR	1,267	1,650
Total Sovereign (Cost $1,868)			1,876
Total Fixed Income Securities (Cost $1,868)			1,876

	Shares
Short-Term Investments (42.0%)
Investment Company (14.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $3,333)	3,333,338		3,333

	Face Amount (000)
U.S. Treasury Security (27.7%)
U.S. Treasury Bill,
2.35%, 11/21/19 (Cost $6,452) (d)(e)		$6,473	6,452
Total Short-Term Investments (Cost $9,785)			9,785
Total Investments (99.8%) (Cost $23,102) (f)(g)(h)(i)			23,289
Other Assets in Excess of Liabilities (0.2%)			52
Net Assets (100.0%)			$23,341

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2019.

(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $8,000 relating to the Fund’s investment in the Liquidity Funds.

(d)	Rate shown is the yield to maturity at September 30, 2019.
(e)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(f)

The approximate fair value and percentage of net assets, $6,708,000 and 28.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.

(g)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(i)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,554,000 and the aggregate gross unrealized depreciation is approximately $1,984,000, resulting in net unrealized depreciation of approximately $430,000.

@	Value is less than $500.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.
SDR	Swedish Depositary Receipt.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA		$3	CNH	23	10/17/19	$ (—@ )
JPMorgan Chase Bank NA	CNH	65,625		$9,352	10/17/19	163
JPMorgan Chase Bank NA	CNH	42,737		$6,082	10/17/19	98
JPMorgan Chase Bank NA	CNH	634		$90	10/17/19	1
JPMorgan Chase Bank NA		$1,478	CNH	10,306	10/17/19	(34)
JPMorgan Chase Bank NA		$210	CNH	1,447	10/17/19	(8)
JPMorgan Chase Bank NA		$11,014	CNH	74,856	10/17/19	(533)
JPMorgan Chase Bank NA		$471	CNH	3,164	10/17/19	(28)
JPMorgan Chase Bank NA		$70	CNH	468	10/17/19	(4)
JPMorgan Chase Bank NA		$2,791	CNH	18,732	10/17/19	(168)
Barclays Bank PLC	ARS	2,779		$39	12/18/19	1
Barclays Bank PLC		$93	ARS	6,627	12/18/19	(3)
BNP Paribas SA	ARS	1,144		$17	12/18/19	1
BNP Paribas SA		$84	ARS	4,446	12/18/19	(23)
Goldman Sachs International	ARS	4,886		$64	12/18/19	(3)
Goldman Sachs International	ARS	4,886		$64	12/18/19	(2)
Goldman Sachs International	ARS	14,170		$271	12/18/19	78
Goldman Sachs International	ARS	2,935		$42	12/18/19	2
Goldman Sachs International		$452	ARS	23,117	12/18/19	(138)
JPMorgan Chase Bank NA	ARS	3,070		$44	12/18/19	2
Bank of America NA	CNH	17		$2	12/19/19	—@
Bank of America NA	ILS	60		$17	12/19/19	(—@ )
Bank of America NA	PLN	25		$7	12/19/19	—@
Bank of America NA		$58	EUR	52	12/19/19	(1)
Barclays Bank PLC	COP	623,820		$183	12/19/19	5
Barclays Bank PLC	SGD	61		$45	12/19/19	—@
Barclays Bank PLC		$88	COP	302,476	12/19/19	(2)
BNP Paribas SA	CAD	33		$25	12/19/19	—@
BNP Paribas SA	DKK	70		$11	12/19/19	—@
BNP Paribas SA	EUR	392		$436	12/19/19	6
BNP Paribas SA	EUR	260		$288	12/19/19	3
BNP Paribas SA	INR	595		$8	12/19/19	—@
BNP Paribas SA	INR	371		$5	12/19/19	(—@ )
BNP Paribas SA	PEN	639		$194	12/19/19	5
BNP Paribas SA	RUB	399		$6	12/19/19	(—@ )
BNP Paribas SA	TRY	42		$7	12/19/19	(—@ )
BNP Paribas SA	TWD	479		$16	12/19/19	—@
BNP Paribas SA	TWD	24		$1	12/19/19	(—@ )
BNP Paribas SA		$144	EUR	130	12/19/19	(2)
BNP Paribas SA		$23	EUR	20	12/19/19	(—@ )
BNP Paribas SA		$35	HKD	272	12/19/19	—@
BNP Paribas SA		$9	PEN	29	12/19/19	—@
BNP Paribas SA		$89	PEN	300	12/19/19	(—@ )
BNP Paribas SA		$2	PHP	92	12/19/19	—@
Citibank NA	CLP	132,982		$186	12/19/19	3
Citibank NA	HUF	214		$1	12/19/19	—@
Citibank NA	KRW	14,034		$12	12/19/19	(—@ )
Citibank NA	KRW	6,009		$5	12/19/19	(—@ )
Citibank NA	THB	204		$7	12/19/19	(—@ )
Citibank NA		$88	CLP	63,786	12/19/19	(1)
Citibank NA		$1	CZK	31	12/19/19	(—@ )
Citibank NA		$374	EUR	336	12/19/19	(5)
Citibank NA		$1	THB	43	12/19/19	—@

Commonwealth Bank of Australia		$7	NZD	11	12/19/19	(—@	)
Goldman Sachs International	BRL	123		$29	12/19/19	(—@	)
Goldman Sachs International	BRL	3,711		$884	12/19/19	(4)
Goldman Sachs International	EUR	550		$608	12/19/19	5
Goldman Sachs International	EUR	40		$44	12/19/19	—@
Goldman Sachs International	GBP	56		$69	12/19/19	—@
Goldman Sachs International	HKD	518		$66	12/19/19	(—@	)
Goldman Sachs International	IDR	96,537		$7	12/19/19	(—@	)
Goldman Sachs International	JPY	2,846		$27	12/19/19	—@
Goldman Sachs International		$1,835	BRL	7,559	12/19/19	(24)
Goldman Sachs International		$810	EUR	728	12/19/19	(11)
JPMorgan Chase Bank NA		$245	EUR	221	12/19/19	(3)
State Street Bank and Trust Co.	CAD	44		$33	12/19/19	—@
UBS AG	AUD	79		$54	12/19/19	1
UBS AG	CAD	17		$13	12/19/19	—@
UBS AG	CAD	570		$434	12/19/19	3
UBS AG	CHF	65		$67	12/19/19	1
UBS AG	DKK	99		$15	12/19/19	—@
UBS AG	EUR	827		$920	12/19/19	13
UBS AG	EUR	194		$215	12/19/19	2
UBS AG	EUR	46		$51	12/19/19	—@
UBS AG	GBP	8		$10	12/19/19	(—@	)
UBS AG	GBP	158		$196	12/19/19	1
UBS AG	HKD	416		$53	12/19/19	(—@	)
UBS AG	HUF	1,698		$6	12/19/19	—@
UBS AG	JPY	123,661		$1,160	12/19/19	10
UBS AG	MXN	4,375		$220	12/19/19	1
UBS AG	NOK	94		$11	12/19/19	—@
UBS AG	SEK	290		$30	12/19/19	—@
UBS AG		$5	AUD	7	12/19/19	(—@	)
UBS AG		$136	AUD	201	12/19/19	—@
UBS AG		$25	CAD	32	12/19/19	(—@	)
UBS AG		$23	CAD	30	12/19/19	—@
UBS AG		$19	CHF	19	12/19/19	(—@	)
UBS AG		$5	DKK	31	12/19/19	(—@	)
UBS AG		$118	EUR	105	12/19/19	(2)
UBS AG		$2,836	EUR	2,553	12/19/19	(37)
UBS AG		$57	EUR	51	12/19/19	(1)
UBS AG		$67	EUR	61	12/19/19	(—@	)
UBS AG		$16	EUR	15	12/19/19	(—@	)
UBS AG		$70	GBP	57	12/19/19	(—@	)
UBS AG		$18	GBP	15	12/19/19	(—@	)
UBS AG		$6	HKD	45	12/19/19	(—@	)
UBS AG		$56	JPY	6,028	12/19/19	(—@	)
UBS AG		$70	JPY	7,530	12/19/19	(—@	)
UBS AG		$24	JPY	2,606	12/19/19	—@
UBS AG		$34	JPY	3,669	12/19/19	(—@	)
UBS AG		$60	JPY	6,467	12/19/19	(—@	)
UBS AG		$9	MXN	171	12/19/19	(—@	)
UBS AG		$89	MXN	1,755	12/19/19	(1)
UBS AG		$9	SEK	90	12/19/19	(—@	)
UBS AG		$10	SGD	14	12/19/19	(—@	)
UBS AG		$412	TRY	2,466	12/19/19	14
UBS AG	ZAR	127		$8	12/19/19	(—@	)
UBS AG	ZAR	17		$1	12/19/19	—@
						$(619)

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
100 oz Gold Future (United States)	4	Dec-19	$	—@	$589	$14
MSCI Emerging Market E Mini (United States)	2	Dec-19	—@		100	(3)
NASDAQ 100 E Mini (United States)	3	Dec-19	—@		467	(6)
NIKKEI 225 Index (Japan)	2	Dec-19	JPY	1	202	3
Short:
Euro FX Currency (United States)	63	Dec-19	$(7,875)		(8,633)	130
Euro Stoxx 50 (Germany)	17	Dec-19	EUR	—@	(659)	(4)
German Euro BONO (Germany)	1	Dec-19	(100)		(174)	(—@ )
German Euro BTP (Germany)	7	Dec-19	(700)		(1,113)	(4)
German Euro OAT (Germany)	2	Dec-19	(200)		(371)	2
S&P 500 E Mini Index (United States)	46	Dec-19	$(2)		(6,850)	46
TOPIX Index (Japan)	7	Dec-19	JPY	(70)	(1,028)	(31)
U.S. Treasury 10 yr. Ultra Long Bond (United States)	14	Dec-19	$(1,400)		(1,994)	(23)
						$124

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at September 30, 2019:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
Morgan Stanley & Co., LLC*
CDX.EM.31	NR	Buy	1.00%	Quarterly	6/20/24	$261	$12	$7	$5

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at September 30, 2019:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Barclays Bank PLC	US CPI All Urban Consumers Index	Receive	1.85%	Semi-Annual/ Quarterly	9/17/29	$289	$(3)	$—	$(3)
Barclays Bank PLC	US CPI All Urban Consumers Index	Receive	1.90	Semi-Annual/ Quarterly	9/17/29	473	(8)	—	(8)
Citibank NA	US CPI All Urban Consumers Index	Receive	1.85	Semi-Annual/ Quarterly	9/16/29	697	(8)	—	(8)
Citibank NA	US CPI All Urban Consumers Index	Receive	1.87	Semi-Annual/ Quarterly	9/17/29	680	(9)	—	(9)
Citibank NA	US CPI All Urban Consumers Index	Receive	1.90	Semi-Annual/ Quarterly	9/17/29	710	(12)	—	(12)
JPMorgan Chase Bank NA	US CPI All Urban Consumers Index	Receive	1.87	Semi-Annual/ Quarterly	9/17/29	680	(9)	—	(9)
							$(49)	$—	$(49)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at September 30, 2019:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date		Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays U.S. IPO Index††	Pay	3 Month USD LIBOR plus 2.25%	Quarterly	8/5/20		$104	$3	$—	$3
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.20%	Quarterly	2/10/20	AUD	31	(1)	—	(1)
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.33%	Quarterly	2/10/20		984	(33)	—	(33)
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.33%	Quarterly	2/10/20		98	(3)	—	(3)
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.33%	Quarterly	2/10/20		458	(15)	—	(15)
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.35%	Quarterly	2/10/20		474	(16)	—	(16)
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.35%	Quarterly	2/10/20		59	(3)	—	(3)
BNP Paribas SA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.37%	Quarterly	6/1/20		$625	11	—	11
BNP Paribas SA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.37%	Quarterly	6/1/20		41	1	—	1

BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	9/16/20		682	(9)	—	(9)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	9/16/20		380	(4)	—	(4)
JPMorgan Chase Bank NA	JPM Custom EU Value Index††	Receive	3 Month EUR EURIBOR plus 0.14%	Quarterly	7/24/20	EUR	2,996	30	—	30
JPMorgan Chase Bank NA	JPM Custom EU Quality Index††	Pay	3 Month EUR EURIBOR plus 0.05%	Quarterly	7/27/20		2,611	(44)	—	(44)
JPMorgan Chase Bank NA	JPM Custom EU Quality Index††	Pay	3 Month EUR EURIBOR plus 0.05%	Quarterly	7/27/20		424	(10)	—	(10)
JPMorgan Chase Bank NA	JPM Custom EU Quality Index††	Pay	3 Month EUR EURIBOR plus 0.05%	Quarterly	7/27/20		530	(9)	—	(9)
JPMorgan Chase Bank NA	JPM Custom U.S. Momentum Index††	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	7/27/20	$336		3	—	3
JPMorgan Chase Bank NA	JPM Custom U.S. Momentum Index††	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	7/27/20		334	3	—	3
JPMorgan Chase Bank NA	JPM Custom U.S. Momentum Index††	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	7/27/20		1,330	(2)	—	(2)
JPMorgan Chase Bank NA	JPM Custom U.S. Value Index††	Receive	3 Month USD LIBOR plus 0.05%	Quarterly	7/27/20		539	10	—	10
JPMorgan Chase Bank NA	JPM Custom U.S. Value Index††	Receive	3 Month USD LIBOR plus 0.05%	Quarterly	7/27/20		2,089	(10)	—	(10)
JPMorgan Chase Bank NA	JPM Custom U.S. Value Index††	Receive	3 Month USD LIBOR plus 0.05%	Quarterly	7/27/20		248	(7)	—	(7)

JPMorgan Chase Bank NA	JPM Short Luxury Index††	Pay	3 Month USD LIBOR plus 0.04%	Quarterly	8/19/20	349	(9)	—	(9)
JPMorgan Chase Bank NA	JPM Short Luxury Index††	Pay	3 Month USD LIBOR plus 0.04%	Quarterly	8/19/20	381	(10)	—	(10)
JPMorgan Chase Bank NA	JPM Custom U.S. IPO Index††	Pay	3 Month USD LIBOR plus 2.20%	Quarterly	9/10/20	193	19	—	19
JPMorgan Chase Bank NA	JPM Custom U.S. IPO Index††	Receive	3 Month USD LIBOR plus 2.20%	Quarterly	9/10/20	193	(—@ )	—	(—@ )
JPMorgan Chase Bank NA	JPM Custom U.S. IPO Index††	Pay	3 Month USD LIBOR plus 0.62%	Quarterly	9/28/20	161	15	—	15
JPMorgan Chase Bank NA	S&P 500 Utility Sector Total Return Index	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	9/10/20	357	(14)	—	(14)
JPMorgan Chase Bank NA	S&P 500 Utility Sector Total Return Index	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	9/10/20	174	(3)	—	(3)
JPMorgan Chase Bank NA	JPM Custom U.S. Growth Index††	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	9/11/20	162	2	—	2
JPMorgan Chase Bank NA	JPM Custom U.S. Growth Index††	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	9/11/20	647	4	—	4
JPMorgan Chase Bank NA	JPM Custom U.S. Growth Index††	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	9/11/20	475	11	—	11
JPMorgan Chase Bank NA	JPM Custom U.S. Growth Index††	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	9/11/20	638	12	—	12
							$(78)	$—	$(78)

††   See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Barclays US IPO Custom Basket Index as of September 30, 2019:

Security Description	Shares	Value (000)	Index Weight
Barclays US IPO Custom Basket Index
Lyft, Inc.	321,880	$13,146	27.96%
Pinterest, Inc.	739,770	19,567	41.61
Uber Technologies, Inc.	469,690	14,311	30.43
Total		$47,024	100.00%

The following table represents the equity basket holdings underlying the total return swap with BNP Custom U.S. Banks Index as of September 30, 2019:

Security Description	Shares	Value (000)	Index Weight
BNP Custom U.S. Banks Index
Bank of America Corp.	308,343	$8,994	18.61%
BB&T Corp.	26,206	1,399	2.89
CIT Group, Inc.	3,298	149	0.31
Citigroup, Inc.	79,236	5,474	11.32
Citizens Financial Group, Inc.	15,687	555	1.15
Comerica, Inc.	5,287	349	0.72
East West Bancorp, Inc.	4,961	220	0.45
Fifth Third Bancorp, Inc.	25,079	687	1.42
First Republic Bank	5,750	556	1.15
Huntington Bancshares, Inc.	35,695	509	1.05
JPMorgan Chase & Co.	110,953	13,058	27.02
KeyCorp	34,389	614	1.27
M&T Bank Corp.	4,440	701	1.45
People’s United Financial, Inc.	13,619	213	0.44
PNC Financial Services Group, Inc. (The)	15,425	2,162	4.47
Regions Financial Corp.	34,597	547	1.13
Signature Bank	1,907	227	0.47
SunTrust Banks, Inc.	15,171	1,044	2.16
SVB Financial Group	1,793	375	0.78
US Bancorp	51,605	2,856	5.91
Wells Fargo & Co.	146,120	7,370	15.25
Zions Bancorp NA	6,245	278	0.58
Total		$48,337	100.00%

The following table represents the equity basket holdings underlying the total return swap with BNP Custom U.S. Banks Index as of September 30, 2019:

Security Description	Shares	Value (000)	Index Weight
BNP Custom U.S. Banks Index
Bank of America Corp.	253,639	$7,399	18.61%
BB&T Corp.	21,557	1,150	2.89
CIT Group, Inc.	2,714	123	0.31
Citigroup, Inc.	65,178	4,502	11.32
Citizens Financial Group, Inc.	12,905	456	1.15
Comerica, Inc.	4,349	287	0.72
East West Bancorp, Inc.	4,081	181	0.45
Fifth Third Bancorp, Inc.	20,629	565	1.42
First Republic Bank	4,730	457	1.15
Huntington Bancshares, Inc.	29,363	419	1.05
JPMorgan Chase & Co.	91,265	10,741	27.02
KeyCorp	28,288	505	1.27
M&T Bank Corp.	3,652	577	1.45
People’s United Financial, Inc.	11,202	175	0.44
PNC Financial Services Group, Inc. (The)	12,688	1,778	4.47
Regions Financial Corp.	28,460	450	1.13
Signature Bank	1,569	187	0.47
SunTrust Banks, Inc.	12,478	858	2.16
SVB Financial Group	1,475	308	0.78
US Bancorp	42,448	2,349	5.91
Wells Fargo & Co.	120,195	6,063	15.25
Zions Bancorp NA	5,139	229	0.58
Total		$39,759	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom EU Value Index as of September 30, 2019:

Security Description	Shares	Value (000)	Index Weight
JPM Custom EU Value Index
Aegon N.V.	655,096	$2,726	0.95%
AerCap Holdings N.V.	47,300	2,590	0.90
ArcelorMittal	234,652	3,302	1.15
Atos SE	36,849	2,599	0.90
Banco de Sabadell SA	2,030,700	1,971	0.69
Bank of Ireland Group PLC	334,255	1,327	0.46
Bayer AG	357,138	25,189	8.76
Bayerische Motoren Werke AG	20,981	1,166	0.41
BNP Paribas SA	418,145	20,365	7.08
Bouygues SA	87,014	3,487	1.21
Carrefour SA	220,189	3,856	1.34
Casino Guichard Perrachon SA	20,154	962	0.33
Cie de Saint-Gobain	184,210	7,230	2.52
CNH Industrial N.V.	374,184	3,810	1.33
Commerzbank AG	361,011	2,095	0.73
Deutsche Lufthansa AG	89,542	1,423	0.50
Electricite de France SA	234,898	2,630	0.91
Enel SpA	3,171,497	23,690	8.24
Engie SA	715,194	11,681	4.06
Fiat Chrysler Automobiles N.V.	397,397	5,144	1.79
Fresenius Medical Care AG & Co KGaA	81,795	5,502	1.91
Fresenius SE & Co KGaA	160,362	7,500	2.61
HeidelbergCement AG	55,201	3,992	1.39
KION Group AG	23,172	1,219	0.42
Koninklijke Ahold Delhaize N.V.	450,382	11,272	3.92
Leonardo SpA	152,539	1,795	0.62
METRO AG	69,460	1,097	0.38
OMV AG	56,081	3,011	1.05
Peugeot SA	207,940	5,187	1.80
Publicis Groupe SA	81,213	3,995	1.39
Raiffeisen Bank International AG	55,067	1,278	0.44
Randstad N.V.	44,356	2,181	0.76
Renault SA	70,543	4,050	1.41
Repsol SA	548,907	8,582	2.99
Sanofi	431,806	40,046	13.94
Societe Generale SA	282,137	7,733	2.69
STMicroelectronics N.V.	239,781	4,635	1.61
Telefonica SA	1,747,802	13,341	4.64
Unibail-Rodamco-Westfield	52,350	7,634	2.66
UniCredit SpA	739,376	8,722	3.03
Uniper SE	76,360	2,505	0.87
Voestalpine AG	43,191	993	0.35
Volkswagen AG	69,747	11,868	4.13
Volkswagen AG	12,180	2,094	0.73
Total		$287,475	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom EU Quality Index as of September 30, 2019:

Security Description	Shares	Value (000)	Index Weight
JPM Custom EU Quality Index
Adidas AG	2,213	$689	7.07%
Adyen N.V.	129	85	0.87
Aena SME SA	844	155	1.59
Airbus SE	7,262	944	9.69
Allianz SE	5,249	1,224	12.60
Amadeus IT Group SA	5,428	389	3.99
AXA SA	23,672	605	6.21
Bureau Veritas SA	3,557	86	0.88
Colruyt SA	697	38	0.39
Covivio	583	62	0.63
Deutsche Boerse AG	2,397	375	3.85
Elisa Oyj	1,781	92	0.94
Enagas SA	2,917	68	0.69
Endesa SA	4,026	106	1.09
Ferrari N.V.	1,505	232	2.38
FinecoBank Banca Fineco SpA	7,332	78	0.80
Fuchs Petrolub SE	855	32	0.33
Galp Energia SGPS SA	6,195	93	0.96
Hannover Rueck SE	746	126	1.29
Hermes International	381	263	2.70
Hochtief AG	307	35	0.36
Hugo Boss AG	777	42	0.43
Industria de Diseno Textil SA	13,424	416	4.27
Ipsen SA	513	49	0.50
Jeronimo Martins SGPS SA	3,137	53	0.54
KBC Group N.V.	3,022	196	2.02
Knorr-Bremse AG	601	57	0.58
Kone Oyj	4,130	235	2.41
Koninklijke KPN N.V.	46,579	145	1.49
Moncler SpA	2,139	76	0.78
MTU Aero Engines AG	660	175	1.80
Neste Oyj	5,334	177	1.81
Orion Oyj	1,318	49	0.50
Poste Italiane SpA	6,467	74	0.75
Proximus SADP	1,968	58	0.60
Red Electrica Corp. SA	5,528	112	1.15
RTL Group SA	487	23	0.24
Sampo Oyj	5,421	216	2.21
Sartorius Stedim Biotech	359	50	0.52
Smurfit Kappa Group PLC	2,682	80	0.82
Terna Rete Elettrica Nazionale SpA	18,079	116	1.19
Unilever N.V.	18,631	1,120	11.50
UPM-Kymmene Oyj	6,451	191	1.96
Wolters Kluwer N.V.	3,494	255	2.62
Total		$9,742	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM custom U.S. momentum Index as of September 30, 2019:

Security Description	Shares	Value (000)	Index Weight
JPM custom U.S. momentum Index
AAON, Inc.	767	$35	0.36%
Aaron’s, Inc.	592	38	0.39
Abbott Laboratories	423	35	0.36
ABM Industries, Inc.	1,031	37	0.38
Addus HomeCare Corp.	442	35	0.36
Aerojet Rocketdyne Holdings, Inc.	706	36	0.36
Agilysys, Inc.	1,429	37	0.37
Agree Realty Corp.	489	36	0.36
Air Products & Chemicals, Inc.	162	36	0.36
Alamo Group, Inc.	317	37	0.38
Allegiant Travel Co.	247	37	0.38
Allegion PLC	368	38	0.39
American Express Co.	303	36	0.36
American Tower Corp.	157	35	0.35
AMETEK, Inc.	408	37	0.38
Amphastar Pharmaceuticals, Inc.	1,685	33	0.34
Anika Therapeutics, Inc.	660	36	0.37
Aon PLC	187	36	0.37
AptarGroup, Inc.	301	36	0.36
Aptiv PLC	411	36	0.37
Arrowhead Pharmaceuticals, Inc.	1,156	33	0.33
Arthur J Gallagher & Co.	403	36	0.37
Asbury Automotive Group, Inc.	377	39	0.39
Assurant, Inc.	293	37	0.37
Atmos Energy Corp.	334	38	0.39
AutoZone, Inc.	32	35	0.35
Avon Products, Inc.	8,513	37	0.38
Ball Corp.	465	34	0.34
Bank of Hawaii Corp.	442	38	0.39
BB&T Corp.	748	40	0.41
Benchmark Electronics, Inc.	1,326	39	0.39
Black Hills Corp.	478	37	0.37
Booking Holdings, Inc.	19	36	0.37
Boot Barn Holdings, Inc.	1,137	40	0.40
Boston Beer Co, Inc. (The)	90	33	0.33
Brady Corp.	714	38	0.39
Broadcom, Inc.	125	34	0.35
Brown & Brown, Inc.	990	36	0.36
Cable One, Inc.	28	35	0.36
Cadence Design Systems, Inc.	521	34	0.35
Callaway Golf Co.	2,033	39	0.40
Career Education Corp.	1,826	29	0.30
CareTrust REIT, Inc.	1,504	35	0.36
Casey’s General Stores, Inc.	215	35	0.35
Catalent, Inc.	694	33	0.34
CBRE Group, Inc.	677	36	0.36
Central Pacific Financial Corp.	1,312	37	0.38
Charter Communications, Inc.	86	35	0.36
Chefs’ Warehouse, Inc. (The)	963	39	0.39

Chemed Corp.	83	35	0.35
Chevron Corp.	308	37	0.37
Chipotle Mexican Grill, Inc.	44	37	0.37
Church & Dwight Co, Inc.	480	36	0.37
Churchill Downs, Inc.	291	36	0.37
Ciena Corp.	922	36	0.37
CIncinnati Financial Corp.	317	37	0.38
Cintas Corp.	137	37	0.37
City Holding Co.	501	38	0.39
CME Group, Inc.	163	35	0.35
CMS Energy Corp.	581	37	0.38
Coca-Cola Consolidated, Inc.	122	37	0.38
Community Bank System, Inc.	595	37	0.37
Community Healthcare Trust, Inc.	853	38	0.39
CorVel Corp.	433	33	0.33
Crocs, Inc.	1,485	41	0.42
Crown Castle International Corp.	249	35	0.35
CSG Systems International, Inc.	679	35	0.36
Cypress Semiconductor Corp.	1,574	37	0.37
Cytokinetics, Inc.	2,586	29	0.30
Danaher Corp.	252	36	0.37
Deckers Outdoor Corp.	238	35	0.36
Deere & Co.	233	39	0.40
Delta Air Lines, Inc.	628	36	0.37
Dentsply Sirona, Inc.	719	38	0.39
Diamondback Energy, Inc.	381	34	0.35
Diebold Nixdorf, Inc.	2,853	32	0.33
DMC Global, Inc.	846	37	0.38
Dollar General Corp.	226	36	0.36
Dover Corp.	383	38	0.39
Dril-Quip, Inc.	763	38	0.39
EastGroup Properties, Inc.	290	36	0.37
Ecolab, Inc.	176	35	0.36
Edwards Lifesciences Corp.	161	35	0.36
eHealth, Inc.	450	30	0.31
Encore Wire Corp.	670	38	0.38
Ensign Group, Inc. (The)	737	35	0.36
Equinix, Inc.	66	38	0.39
ESCO Technologies, Inc.	473	38	0.38
Essex Property Trust, Inc.	111	36	0.37
Estee Lauder Cos, Inc. (The)	176	35	0.36
EVERTEC, Inc.	1,023	32	0.32
Expedia Group, Inc.	277	37	0.38
Expeditors International of Washington, Inc.	497	37	0.38
Exponent, Inc.	515	36	0.37
Extra Space Storage, Inc.	304	36	0.36
Exxon Mobil Corp.	514	36	0.37
Fabrinet	677	35	0.36
Fair Isaac Corp.	99	30	0.30
Fastenal Co.	1,155	38	0.38
Federal Signal Corp.	1,188	39	0.40
Federated Investors, Inc.	1,140	37	0.38
First BanCorp/Puerto Rico	3,835	38	0.39
First Financial Bankshares, Inc.	1,189	40	0.40
FirstCash, Inc.	367	34	0.34
Fiserv, Inc.	335	35	0.35
FleetCor Technologies, Inc.	120	35	0.35

FMC Corp.	417	37	0.37
Fox Factory Holding Corp.	547	34	0.35
FTI Consulting, Inc.	336	36	0.36
Genesee & Wyoming, Inc.	329	36	0.37
Genomic Health, Inc.	490	33	0.34
Gentex Corp.	1,336	37	0.37
Geospace Technologies Corp.	947	15	0.15
Global Payments, Inc.	418	66	0.72
Hasbro, Inc.	324	38	0.39
Hawkins, Inc.	469	20	0.20
HCP, Inc.	1,024	36	0.37
Hershey Co. (The)	229	36	0.36
Hess Corp.	569	34	0.35
Hilton Worldwide Holdings, Inc.	389	36	0.37
HMS Holdings Corp.	995	34	0.35
Home Depot, Inc. (The)	158	37	0.37
Hubbell, Inc.	272	36	0.36
Illinois Tool Works, Inc.	239	37	0.38
Incyte Corp.	460	34	0.35
Independence Realty Trust, Inc.	2,662	38	0.39
Ingersoll-Rand PLC	300	37	0.38
Innospec, Inc.	419	37	0.38
Innovative Industrial Properties, Inc.	437	40	0.41
Intercontinental Exchange, Inc.	384	35	0.36
Intuit, Inc.	127	34	0.34
IQVIA Holdings, Inc.	236	35	0.36
Iridium Communications, Inc.	1,462	31	0.32
J&J Snack Foods Corp.	188	36	0.37
Jacobs Engineering Group, Inc.	395	36	0.37
James River Group Holdings Ltd.	727	37	0.38
Johnson Controls International PLC	851	37	0.38
JPMorgan Chase & Co.	324	38	0.39
Kansas City Southern	283	38	0.38
Keysight Technologies, Inc.	372	36	0.37
Kinder Morgan, Inc.	1,785	37	0.37
KLA Corp.	241	38	0.39
Knowles Corp.	1,721	35	0.36
L3Harris Technologies, Inc.	170	35	0.36
Lam Research Corp.	160	37	0.38
LCI Industries	429	39	0.40
Legg Mason, Inc.	958	37	0.37
LendingTree, Inc.	118	37	0.37
Lennox International, Inc.	147	36	0.36
LGI Homes, Inc.	443	37	0.38
LHC Group, Inc.	298	34	0.34
Linde PLC	192	37	0.38
Lithia Motors, Inc.	276	37	0.37
Live Nation Entertainment, Inc.	511	34	0.34
LivePerson, Inc.	926	33	0.34
Manhattan Associates, Inc.	443	36	0.36
MarketAxess Holdings, Inc.	87	28	0.29
Masimo Corp.	231	34	0.35
MasTec, Inc.	572	37	0.38
Mastercard, Inc.	125	34	0.35
Materion Corp.	593	36	0.37
Matrix Service Co.	1,974	34	0.34
McCormick & Co, Inc.	221	35	0.35

McDonald’s Corp.	166	36	0.36
McKesson Corp.	254	35	0.35
MDC Holdings, Inc.	935	40	0.41
Medidata Solutions, Inc.	398	36	0.37
Medpace Holdings, Inc.	439	37	0.38
Merck & Co, Inc.	421	35	0.36
Mercury Systems, Inc.	426	35	0.35
Meritage Homes Corp.	558	39	0.40
Microsoft Corp.	262	36	0.37
Moody’s Corp.	165	34	0.34
Motorola Solutions, Inc.	208	36	0.36
MSCI, Inc.	151	33	0.33
MTS Systems Corp.	655	36	0.37
NeoGenomics, Inc.	1,476	28	0.29
New York Community BanCorp., Inc.	3,001	38	0.38
New York Times Co. (The)	1,201	34	0.35
NewMarket Corp.	75	36	0.36
Newmont GoldCorp. Corp.	943	36	0.36
NIKE, Inc.	411	39	0.39
NMI Holdings, Inc.	1,325	35	0.35
OFG BanCorp.	1,776	39	0.40
Omega Healthcare Investors, Inc.	878	37	0.37
ONEOK, Inc.	507	37	0.38
O’Reilly Automotive, Inc.	91	36	0.37
OSI Systems, Inc.	344	35	0.35
Par Pacific Holdings, Inc.	1,680	38	0.39
PDF Solutions, Inc.	1,642	21	0.22
Phillips 66	361	37	0.38
PNC Financial Services Group, Inc. (The)	277	39	0.39
PNM Resources, Inc.	721	38	0.38
Procter & Gamble Co. (The)	297	37	0.38
PS Business Parks, Inc.	202	37	0.37
Public Storage	142	35	0.35
Realty, Inc.ome Corp.	480	37	0.37
Reliance Steel & Aluminum Co.	364	36	0.37
RenaissanceRe Holdings Ltd.	193	37	0.38
Rent-A-Center, Inc.	1,466	38	0.38
Repligen Corp.	392	30	0.31
Republic Services, Inc.	410	35	0.36
ResMed, Inc.	260	35	0.36
REX American Resources Corp.	482	37	0.37
Roper Technologies, Inc.	97	35	0.35
Ross Stores, Inc.	334	37	0.37
Royal Gold, Inc.	280	35	0.35
S&P Global, Inc.	136	33	0.34
Sanderson Farms, Inc.	236	36	0.36
SBA Communications Corp.	139	33	0.34
Schweitzer-Mauduit International, Inc.	1,065	40	0.41
Scotts Miracle-Gro Co. (The)	336	34	0.35
SEACOR Holdings, Inc.	771	36	0.37
Selective Insurance Group, Inc.	463	35	0.35
Shake Shack, Inc.	353	35	0.35
Sherwin-Williams Co. (The)	68	37	0.38
Signature Bank/New York NY	310	37	0.38
Skechers U.S.A., Inc.	1,049	39	0.40
Sleep Number Corp.	928	38	0.39
SolarEdge Technologies, Inc.	472	39	0.40

Southern Co. (The)	611	38	0.38
Southside Bancshares, Inc.	1,110	38	0.39
Southwest Gas Holdings, Inc.	405	37	0.37
SPX Corp.	941	38	0.38
Starbucks Corp.	381	34	0.34
STERIS PLC	236	34	0.35
Stryker Corp.	165	36	0.36
Synopsys, Inc.	250	34	0.35
Target Corp.	332	35	0.36
TechnipFMC PLC	1,447	35	0.36
Teledyne Technologies, Inc.	115	37	0.38
Teleflex, Inc.	102	35	0.35
Tempur Sealy International, Inc.	480	37	0.38
Teradyne, Inc.	650	38	0.38
Tootsie Roll Industries, Inc.	967	36	0.37
TopBuild Corp.	398	38	0.39
Toro Co. (The)	494	36	0.37
Tractor Supply Co.	352	32	0.32
TransDigm Group, Inc.	68	36	0.36
Trustmark Corp.	1,129	39	0.39
TTEC Holdings, Inc.	768	37	0.37
Twitter, Inc.	802	33	0.34
Union Pacific Corp.	221	36	0.36
United Bankshares, Inc.	989	37	0.38
United Parcel Service, Inc.	303	36	0.37
Universal Display Corp.	162	27	0.28
Universal Health Realty, Income Trust	378	39	0.40
Universal Health Services, Inc.	246	37	0.37
US BanCorp.	682	38	0.38
US Physical Therapy, Inc.	266	35	0.35
Ventas, Inc.	484	35	0.36
VeriSign, Inc.	176	33	0.34
Verisk Analytics, Inc.	221	35	0.36
Versum Materials, Inc.	699	37	0.38
ViaSat, Inc.	459	35	0.35
Viavi Solutions, Inc.	2,582	36	0.37
Waste Management, Inc.	305	35	0.36
Watts Water Technologies, Inc.	392	37	0.37
WEC Energy Group, Inc.	391	37	0.38
Welltower, Inc.	399	36	0.37
Wendy’s Co. (The)	1,628	33	0.33
Westamerica BanCorporation	593	37	0.37
Williams Cos, Inc. (The)	1,511	36	0.37
Willis Towers Watson PLC	184	36	0.36
Wingstop, Inc.	376	33	0.33
Woodward, Inc.	338	36	0.37
World Acceptance Corp.	277	35	0.36
World Fuel Services Corp.	927	37	0.38
WR Berkley Corp.	505	36	0.37
Xcel Energy, Inc.	562	36	0.37
Xilinx, Inc.	344	33	0.34
Yum! Brands, Inc.	306	35	0.35
Zebra Technologies Corp.	180	37	0.38
Zoetis, Inc.	284	35	0.36
Total		$9,829	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom U.S. Value Index as of September 30, 2019:

Security Description	Shares	Value (000)	Index Weight
JPM Custom U.S. Value Index
AAR Corp.	838	$35	0.33%
Abercrombie & Fitch Co.	2,507	39	0.37
Adtalem Global Education, Inc.	899	34	0.33
AdvanSix, Inc.	1,559	40	0.38
AECOM	979	37	0.35
Alexion Pharmaceuticals, Inc.	354	35	0.33
Alliance Data Systems Corp.	292	37	0.36
Allscripts Healthcare Solutions, Inc.	3,992	44	0.42
AMC Networks, Inc.	754	37	0.35
American Equity Investment Life Holding	1,672	40	0.39
American Woodmark Corp.	436	39	0.37
Andersons, Inc. (The)	1,667	37	0.36
Anixter International, Inc.	586	41	0.39
ArcBest Corp.	1,237	38	0.36
Archer-Daniels-Midland Co.	949	39	0.37
Arconic, Inc.	1,413	37	0.35
Assertio Therapeutics, Inc.	20,886	27	0.25
Associated BanCorp.	1,909	39	0.37
Atlas Air Worldwide Holdings, Inc.	1,333	34	0.32
Avis Budget Group, Inc.	1,466	41	0.39
Avista Corp.	778	38	0.36
Axos Financial, Inc.	1,440	40	0.38
B&G Foods, Inc.	1,991	38	0.36
Baker Hughes a GE Co.	1,561	36	0.34
Bank of America Corp.	1,324	39	0.37
Bank OZK	1,403	38	0.36
Bel Fuse, Inc.	928	14	0.13
Belden, Inc.	759	41	0.39
Big Lots, Inc.	1,614	40	0.38
Biogen, Inc.	164	38	0.36
Bio-Rad Laboratories, Inc.	109	36	0.35
BJ’s Restaurants, Inc.	988	38	0.37
Bloomin’ Brands, Inc.	1,944	37	0.35
Bonanza Creek Energy, Inc.	1,609	36	0.34
Brighthouse Financial, Inc.	1,007	41	0.39
Brinker International, Inc.	931	40	0.38
Brunswick Corp.	743	39	0.37
Cabot Corp.	871	39	0.38
CalAmp Corp.	3,580	41	0.39
Callon Petroleum Co.	9,002	39	0.37
Capital One Financial Corp.	416	38	0.36
Capri Holdings Ltd.	1,308	43	0.41
Cardinal Health, Inc.	808	38	0.36
Carnival Corp.	803	35	0.33
Carrizo Oil & Gas, Inc.	4,591	39	0.38
Cars.com, Inc.	3,858	35	0.33
CBL & Associates Properties, Inc.	33,333	43	0.41
CDK Global, Inc.	818	39	0.37
Cedar Realty Trust, Inc.	7,557	23	0.22

Celgene Corp.	378	38	0.36
Centene Corp.	800	35	0.33
CenterPoint Energy, Inc.	1,289	39	0.37
Central Garden & Pet Co.	1,485	41	0.39
Central Garden & Pet Co.	1,366	40	0.38
Century Communities, Inc.	1,332	41	0.39
CenturyLink, Inc.	3,112	39	0.37
Charles River Laboratories International	273	36	0.34
Chatham Lodging Trust	2,138	39	0.37
Chemours Co. (The)	2,505	37	0.36
Cigna Corp.	239	36	0.35
Citizens Financial Group, Inc.	1,076	38	0.36
Comerica, Inc.	596	39	0.37
Commercial Metals Co.	2,317	40	0.38
Computer Programs & Systems, Inc.	1,719	39	0.37
Comtech Telecommunications Corp.	1,331	43	0.41
Conn’s, Inc.	1,521	38	0.36
CONSOL Energy, Inc.	2,215	35	0.33
Cooper-Standard Holdings, Inc.	926	38	0.36
CoreCivic, Inc.	2,123	37	0.35
Cummins, Inc.	237	39	0.37
Customers BanCorp., Inc.	1,934	40	0.38
CVS Health Corp.	590	37	0.35
Dana, Inc.	2,608	38	0.36
Delphi Technologies PLC	2,347	31	0.30
Denbury Resources, Inc.	32,502	39	0.37
DiamondRock Hospitality Co.	3,752	38	0.37
Dick’s Sporting Goods, Inc.	1,035	42	0.40
Diodes, Inc.	972	39	0.37
Discovery, Inc.	1,343	36	0.34
Discovery, Inc.	1,431	35	0.34
Domtar Corp.	1,092	39	0.37
Donnelley Financial Solutions, Inc.	2,638	33	0.31
Duke Energy Corp.	392	38	0.36
DXC Technology Co.	1,076	32	0.30
Eastman Chemical Co.	540	40	0.38
Ebix, Inc.	971	41	0.39
Edgewell Personal Care Co.	1,198	39	0.37
Encore Capital Group, Inc.	1,075	36	0.34
EnerSys	624	41	0.39
Era Group, Inc.	1,824	19	0.18
EW Scripps Co. (The)	2,867	38	0.36
Exelon Corp.	763	37	0.35
Fiesta Restaurant Group, Inc.	4,326	45	0.43
First Horizon National Corp.	2,304	37	0.36
FNB Corp.	3,442	40	0.38
Foot Locker, Inc.	932	40	0.38
FormFactor, Inc.	2,093	39	0.37
Gap, Inc. (The)	2,178	38	0.36
General Electric Co.	4,217	38	0.36
Genesco, Inc.	1,016	41	0.39
Genworth Financial, Inc.	8,291	36	0.35
GEO Group, Inc. (The)	2,070	36	0.34
G-III Apparel Group Ltd.	1,519	39	0.37
Gilead Sciences, Inc.	567	36	0.34
Goldman Sachs Group, Inc. (The)	177	37	0.35
Goodyear Tire & Rubber Co. (The)	3,013	43	0.41

Greenbrier Cos, Inc. (The)	1,485	45	0.43
Greif, Inc.	1,040	39	0.38
Group 1 Automotive, Inc.	476	44	0.42
Gulfport Energy Corp.	14,018	38	0.36
Halliburton Co.	1,924	36	0.35
Hancock Whitney Corp.	1,050	40	0.38
Hanmi Financial Corp.	2,108	40	0.38
Hawaiian Holdings, Inc.	1,517	40	0.38
Hersha Hospitality Trust	2,597	39	0.37
Hewlett Packard Enterprise Co.	2,521	38	0.36
Hibbett Sports, Inc.	2,371	54	0.54
Hillenbrand, Inc.	1,314	41	0.39
HNI Corp.	1,159	41	0.39
Hope BanCorp., Inc.	2,723	39	0.37
Host Hotels & Resorts, Inc.	2,205	38	0.36
Hub Group, Inc.	841	39	0.37
Huntington Ingalls Industries, Inc.	171	36	0.34
Ichor Holdings Ltd.	1,572	38	0.36
ICU Medical, Inc.	235	38	0.36
Ingredion, Inc.	464	38	0.36
Innoviva, Inc.	3,262	34	0.33
Inogen, Inc.	841	40	0.38
Integer Holdings Corp.	498	38	0.36
Intel Corp.	721	37	0.35
Interface, Inc.	3,213	46	0.44
International Business Machines Corp.	261	38	0.36
INTL. FCStone, Inc.	926	38	0.36
Invacare Corp.	6,321	47	0.45
Invesco Ltd.	2,298	39	0.37
iStar, Inc.	2,984	39	0.37
j2 Global, Inc.	418	38	0.36
Janus Henderson Group PLC	1,825	41	0.39
JetBlue Airways Corp.	2,203	37	0.35
JM Smucker Co. (The)	349	38	0.37
Juniper Networks, Inc.	1,520	38	0.36
KB Home	1,269	43	0.41
KBR, Inc.	1,404	34	0.33
Kelly Services, Inc.	1,526	37	0.35
KEMET Corp.	2,043	37	0.35
Kennametal, Inc.	1,204	37	0.35
Kraft Heinz Co. (The)	1,346	38	0.36
Kraton Corp.	1,259	41	0.39
L, Inc.oln National Corp.	665	40	0.38
Laredo Petroleum, Inc.	14,750	36	0.34
Lennar Corp.	706	39	0.38
Lexington Realty Trust	3,691	38	0.36
Ligand Pharmaceuticals, Inc.	419	42	0.40
LogMeIn, Inc.	545	39	0.37
LSC Communications, Inc.	10,058	14	0.13
Lydall, Inc.	1,367	34	0.32
LyondellBasell Industries N.V.	471	42	0.40
Mack-Cali Realty Corp.	1,743	38	0.36
Macy’s, Inc.	2,386	37	0.35
Mall, Inc.krodt PLC	19,640	47	0.45
ManpowerGroup, Inc.	444	37	0.36
Marcus Corp. (The)	1,103	41	0.39
MarineMax, Inc.	2,522	39	0.37

Matthews International Corp.	1,203	43	0.41
MDU Resources Group, Inc.	1,346	38	0.36
MEDNAX, Inc.	1,759	40	0.38
Meridian Bioscience, Inc.	3,920	37	0.35
Merit Medical Systems, Inc.	1,199	37	0.35
MetLife, Inc.	794	37	0.36
Micron Technology, Inc.	750	32	0.31
Minerals Technologies, Inc.	740	39	0.37
Molson Coors Brewing Co.	688	40	0.38
Monotype Imaging Holdings, Inc.	1,861	37	0.35
Moog, Inc.	444	36	0.34
Movado Group, Inc.	1,564	39	0.37
Mylan N.V.	1,790	35	0.34
MYR Group, Inc.	1,313	41	0.39
National Beverage Corp.	903	40	0.38
National Fuel Gas Co.	781	37	0.35
Natus Medical, Inc.	1,281	41	0.39
Navient Corp.	2,872	37	0.35
Newpark Resources, Inc.	5,338	41	0.39
Norwegian Cruise Line Holdings Ltd.	705	36	0.35
Nu Skin Enterprises, Inc.	855	36	0.35
nVent Electric PLC	1,724	38	0.36
Office Depot, Inc.	24,163	42	0.40
Old Republic International Corp.	1,632	38	0.37
Olin Corp.	2,152	40	0.38
Olympic Steel, Inc.	1,002	14	0.14
Oracle Corp.	691	38	0.36
OraSure Technologies, Inc.	5,425	41	0.39
Oshkosh Corp.	513	39	0.37
Owens-Illinois, Inc.	3,615	37	0.35
PACCAR, Inc.	537	38	0.36
PacWest BanCorp.	1,061	39	0.37
Park Hotels & Resorts, Inc.	882	22	0.21
Patrick Industries, Inc.	1,061	46	0.43
Patterson Cos, Inc.	2,207	39	0.37
Penn National Gaming, Inc.	1,861	35	0.33
Penn Virginia Corp.	1,240	36	0.34
Pennsylvania Real Estate Investment Trust	7,159	41	0.39
Perspecta, Inc.	1,417	37	0.35
PetMed Express, Inc.	2,298	41	0.39
Photronics, Inc.	3,429	37	0.36
Pitney Bowes, Inc.	9,068	41	0.39
Plantronics, Inc.	1,149	43	0.41
Polaris, Inc.	455	40	0.38
PPL Corp.	1,233	39	0.37
PrIncipal Financial Group, Inc.	674	39	0.37
ProPetro Holding Corp.	3,611	33	0.31
PVH Corp.	430	38	0.36
Quanta Services, Inc.	1,073	41	0.39
QuinStreet, Inc.	3,202	40	0.38
Realogy Holdings Corp.	7,450	50	0.47
Regal Beloit Corp.	507	37	0.35
Regions Financial Corp.	2,473	39	0.37
Reinsurance Group of America, Inc.	236	38	0.36
Resideo Technologies, Inc.	2,563	37	0.35
Ring Energy, Inc.	26,422	43	0.41
Royal Caribbean Cruises Ltd.	339	37	0.35

RPC, Inc.	6,904	39	0.37
Ryder System, Inc.	724	37	0.36
ScanSource, Inc.	1,286	39	0.37
Select Medical Holdings Corp.	2,194	36	0.35
Service Properties Trust	1,475	38	0.36
Skyworks Solutions, Inc.	460	36	0.35
SMART Global Holdings, Inc.	1,258	32	0.31
Southwestern Energy Co.	19,030	37	0.35
Stamps.com, Inc.	531	40	0.38
State Street Corp.	708	42	0.40
Summit Hotel Properties, Inc.	3,239	38	0.36
SunCoke Energy, Inc.	5,802	33	0.31
Sykes Enterprises, Inc.	1,236	38	0.36
Syneos Health, Inc.	692	37	0.35
SYNNEX Corp.	405	46	0.44
Tanger Factory Outlet Centers, Inc.	2,427	38	0.36
Terex Corp.	1,457	38	0.36
Texas Capital Bancshares, Inc.	705	39	0.37
Textron, Inc.	790	39	0.37
Timken Co. (The)	896	39	0.37
Tivity Health, Inc.	2,211	37	0.35
TiVo Corp.	4,501	34	0.33
Toll Brothers, Inc.	1,001	41	0.39
Trinity Industries, Inc.	2,019	40	0.38
Trinseo SA	1,005	43	0.41
TrueBlue, Inc.	1,839	39	0.37
TTM Technologies, Inc.	3,202	39	0.37
UGI Corp.	765	38	0.37
Ultra Clean Holdings, Inc.	2,774	41	0.39
Unisys Corp.	5,166	38	0.37
United Rentals, Inc.	314	39	0.37
United States Steel Corp.	3,225	37	0.35
United Therapeutics Corp.	457	36	0.35
Universal Forest Products, Inc.	972	39	0.37
Universal Insurance Holdings, Inc.	1,362	41	0.39
Unum Group	1,387	41	0.39
Urban Outfitters, Inc.	1,539	43	0.41
Varex Imaging Corp.	1,285	37	0.35
Viacom, Inc.	1,419	34	0.32
Vornado Realty Trust	585	37	0.35
Wabash National Corp.	2,677	39	0.37
Waddell & Reed Financial, Inc.	2,184	38	0.36
Walgreens Boots Alliance, Inc.	699	39	0.37
Walker & Dunlop, Inc.	722	40	0.38
Washington Prime Group, Inc.	10,646	44	0.42
Wells Fargo & Co.	779	39	0.37
Western Union Co. (The)	1,607	37	0.35
Westrock Co.	1,046	38	0.36
Whiting Petroleum Corp.	5,052	41	0.39
William Lyon Homes	2,044	42	0.40
Wyndham Destinations, Inc.	808	37	0.35
Xenia Hotels & Resorts, Inc.	1,788	38	0.36
Xerox Holdings Corp.	1,230	37	0.35
Xperi Corp.	1,912	40	0.38
Zions BanCorp. N.A.	897	40	0.38
Total		$10,506	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Short Luxury Index as of September 30, 2019:

Security Description	Shares	Value (000)	Index Weight
JPM Short Luxury Index
Brunello Cucinelli SpA	1,592	$50	0.50%
Burberry Group PLC	9,603	257	2.60
Christian Dior SE	624	296	3.00
Cie Financiere Richemont SA	13,323	978	9.92
Hermes International	1,826	1,262	12.80
Hugo Boss AG	1,622	87	0.88
Kering SA	2,931	1,494	15.15
LVMH Moet Hennessy Louis Vuitton SE	11,695	4,650	47.17
Moncler SpA	6,013	214	2.17
Salvatore Ferragamo SpA	3,907	72	0.73
Swatch Group AG (The)	1,236	328	3.33
Tapestry, Inc.	6,615	172	1.75
Total		$9,860	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom U.S. IPO Index as of September 30, 2019:

Security Description	Shares	Value (000)	Index Weight
JPM Custom U.S. IPO Index
Adaptive Biotechnologies Corp.	48,704	$1,505	16.47%
Chewy, Inc.	75,098	1,846	20.20
Crowdstrike Holdings, Inc.	29,847	1,740	19.04
RealReal, Inc. (The)	181,028	4,048	44.29
Total		$9,139	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom U.S. IPO Index as of September 30, 2019:

Security Description	Shares	Value (000)	Index Weight
JPM Custom U.S. IPO Index
Dynatrace, Inc.	112,359	$2,098	24.37%
Livongo Health, Inc.	108,712	1,896	22.03
Medallia, Inc.	80,664	2,213	25.71
Slack Technologies, Inc.	101,197	2,401	27.89
Total		$8,608	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM custom U.S. growth Index as of September 30, 2019:

Security Description	Shares	Value (000)	Index Weight
JPM custom U.S. growth Index
3D Systems Corp.	38,888	$317	0.37%
8x8, Inc.	12,369	256	0.30
AAON, Inc.	6,091	280	0.33
Addus HomeCare Corp.	3,510	278	0.33
Advanced Micro Devices, Inc.	9,468	274	0.32
Agilysys, Inc.	11,346	291	0.34
Air Products & Chemicals, Inc.	1,282	284	0.33
Albany International Corp.	3,530	318	0.37
Allegiant Travel Co.	1,963	294	0.35
Allegion PLC	2,924	303	0.36
Alliant Energy Corp.	5,537	299	0.35
Amazon.com, Inc.	158	273	0.32
Amedisys, Inc.	2,143	281	0.33
American Tower Corp.	1,244	275	0.32
AMERISAFE, Inc.	4,270	282	0.33
AMETEK, Inc.	3,241	298	0.35
Amphastar Pharmaceuticals, Inc.	13,383	265	0.31
Amphenol Corp.	3,239	313	0.37
Aon PLC	1,482	287	0.34
Apache Corp.	12,945	331	0.39
AptarGroup, Inc.	2,393	283	0.33
Aptiv PLC	3,260	285	0.34
Arista Networks, Inc.	1,227	293	0.35
Arlo Technologies, Inc.	86,367	295	0.35
ARMOUR Residential REIT, Inc.	17,751	297	0.35
Arrowhead Pharmaceuticals, Inc.	9,182	259	0.30
Arthur J Gallagher & Co.	3,197	286	0.34
Atmos Energy, Corp.	2,652	302	0.36
Autodesk, Inc.	1,924	284	0.33
AutoZone, Inc.	253	274	0.32
Axon Enterprise, Inc.	4,668	265	0.31
Badger Meter, Inc.	5,500	295	0.35
Balchem Corp.	2,987	296	0.35
Ball Corp.	3,695	269	0.32
Banc of California, Inc.	19,483	275	0.32
Bank of Hawaii Corp.	3,514	302	0.36
Bio-Techne Corp.	1,537	301	0.35
Boston Beer Co, Inc. (The)	717	261	0.31
Brown & Brown, Inc.	7,860	283	0.33
Brown-Forman Corp.	4,645	292	0.34
Cable One, Inc.	221	277	0.33
Calavo Growers, Inc.	2,937	280	0.33
Camden Property Trust	2,608	289	0.34
Capstead Mortgage Corp.	40,693	299	0.35
Cardiovascular Systems, Inc.	6,208	295	0.35
Catalent, Inc.	5,513	263	0.31
Cavco Industries, Inc.	1,546	297	0.35
Cboe Global Markets, Inc.	2,437	280	0.33
Central Pacific Financial Corp.	10,419	296	0.35

Century Aluminum Co.	50,938	338	0.44
CEVA, Inc.	9,273	277	0.33
Charter Communications, Inc.	679	280	0.33
Chefs’ Warehouse, Inc. (The)	7,644	308	0.36
Chemed Corp.	658	275	0.32
Chipotle Mexican Grill, Inc.	346	291	0.34
Churchill Downs, Inc.	2,315	286	0.34
Cintas Corp.	1,087	291	0.34
City Holding Co.	3,981	304	0.36
CME Group, Inc.	1,297	274	0.32
CMS Energy Corp.	4,610	295	0.35
Cogent Communications Holdings, Inc.	4,825	266	0.31
Cognex Corp.	6,115	300	0.35
Columbia Banking System, Inc.	8,357	308	0.36
Commerce Bancshares, Inc.	5,015	304	0.36
Community Bank System, Inc.	4,723	291	0.34
Community Healthcare Trust, Inc.	6,770	302	0.36
Concho Resources, Inc.	4,152	282	0.33
Copart, Inc.	3,555	286	0.34
Core Laboratories N.V.	6,706	313	0.37
CoreSite Realty Corp.	2,429	296	0.35
Corteva, Inc.	10,191	285	0.34
CorVel Corp.	3,440	260	0.31
Costco Wholesale Corp.	952	274	0.32
Cree, Inc.	6,314	309	0.36
Crocs, Inc.	11,795	327	0.39
Cross Country Healthcare, Inc.	28,703	296	0.35
Crown Castle International Corp.	1,976	275	0.32
Cutera, Inc.	9,888	289	0.34
CVB Financial Corp.	14,253	297	0.35
CyrusOne, Inc.	3,908	309	0.36
Cytokinetics, Inc.	20,534	234	0.28
Diamondback Energy, Inc.	3,026	272	0.32
Digital Realty Trust, Inc.	2,250	292	0.34
Dollar Tree, Inc.	2,640	301	0.35
Dominion Energy, Inc.	3,789	307	0.36
Donaldson Co., Inc.	5,735	299	0.35
Dorman Products, Inc.	3,883	309	0.36
Dril-Quip, Inc.	6,059	304	0.36
Dunkin’ Brands Group, Inc.	3,525	280	0.33
EastGroup Properties, Inc.	2,305	288	0.34
Ecolab, Inc.	1,400	277	0.33
Edwards Lifesciences Corp.	1,278	281	0.33
eHealth, Inc.	3,569	238	0.28
Eli Lilly & Co.	2,537	284	0.33
Equifax, Inc.	1,972	277	0.33
Equinix, Inc.	522	301	0.35
Equity Residential	3,331	287	0.34
Essex Property Trust, Inc.	885	289	0.34
Estee Lauder Cos, Inc. (The)	1,398	278	0.33
Expeditors International of Washington, Inc.	3,950	293	0.35
Exponent, Inc.	4,087	286	0.34
Extra Space Storage, Inc.	2,416	282	0.33
Facebook, Inc.	1,543	275	0.32
FactSet Research Systems, Inc.	1,050	255	0.30
Fair Isaac Corp.	784	238	0.28
FARO Technologies, Inc.	5,718	276	0.33

Fastenal Co.	9,168	300	0.35
First Financial Bankshares, Inc.	9,440	315	0.37
First Republic Bank	3,244	314	0.37
FirstCash, Inc.	2,916	267	0.31
Fiserv, Inc.	2,664	276	0.32
Five Below, Inc.	2,275	287	0.34
Fluor Corp.	14,960	286	0.34
Fortive Corp.	4,225	290	0.34
Fox Factory Holding Corp.	4,345	270	0.32
Garmin Ltd.	3,467	294	0.35
Gartner, Inc.	2,109	302	0.36
Gentex Corp.	10,606	292	0.34
Glacier BanCorp., Inc.	7,368	298	0.35
Graco, Inc.	6,236	287	0.34
Green Plains, Inc.	31,212	331	0.39
GrubHub, Inc.	4,790	269	0.32
Haemonetics Corp.	2,269	286	0.34
Harley-Davidson, Inc.	8,889	320	0.38
Harmonic, Inc.	43,838	288	0.34
Hasbro, Inc.	2,574	305	0.36
Healthcare Realty Trust, Inc.	8,611	288	0.34
HealthEquity, Inc.	5,201	297	0.35
Helen of Troy Ltd.	1,927	304	0.36
Hershey Co. (The)	1,820	282	0.33
Hess Corp.	4,518	273	0.32
Home Depot, Inc. (The)	1,252	291	0.34
IDA Corp., Inc.	2,654	299	0.35
IDEX Corp.	1,714	281	0.33
IDEXX Laboratories, Inc.	1,003	273	0.32
Illinois Tool Works, Inc.	1,897	297	0.35
Illumina, Inc.	1,072	326	0.38
Independent Bank Corp.	4,211	314	0.37
Innovative Industrial Properties, Inc.	3,474	321	0.38
Installed Building Products, Inc.	5,242	301	0.35
Inter Parfums, Inc.	4,466	312	0.37
Intercontinental Exchange, Inc.	3,049	281	0.33
Intuitive Surgical, Inc.	573	309	0.36
J&J Snack Foods Corp.	1,496	287	0.34
Jack Henry & Associates, Inc.	1,959	286	0.34
Jacobs Engineering Group, Inc.	3,134	287	0.34
James River Group Holdings Ltd.	5,769	296	0.35
John Bean Technologies Corp.	2,742	273	0.32
Kansas City Southern	2,245	299	0.35
Keysight Technologies, Inc.	2,951	287	0.34
Kinder Morgan, Inc.	14,176	292	0.34
Kopin Corp.	78,978	54	0.06
Lancaster Colony Corp.	1,962	272	0.32
LendingTree, Inc.	936	291	0.34
Lennox International, Inc.	1,171	285	0.33
LHC Group, Inc.	2,364	268	0.32
Linde PLC	1,527	296	0.35
Lindsay Corp.	3,240	301	0.35
LivePerson, Inc.	7,357	263	0.31
LiveRamp Holdings, Inc.	6,917	297	0.35
Lowe’s Cos, Inc.	2,522	277	0.33
Lumber Liquidators Holdings, Inc.	24,519	242	0.28
Manhattan Associates, Inc.	3,520	284	0.33

Marcus & Millichap, Inc.	8,091	287	0.34
MarketAxess Holdings, Inc.	690	226	0.27
Marsh & McLennan Co., Inc.	2,868	287	0.34
Mastercard, Inc.	993	270	0.32
Materion Corp.	4,706	289	0.34
Mattel, Inc.	29,137	332	0.39
McCormick & Co, Inc.	1,754	274	0.32
McDonald’s Corp.	1,315	282	0.33
Medicines Co. (The)	6,092	305	0.36
Medidata Solutions, Inc.	3,160	289	0.34
Mercury Systems, Inc.	3,382	275	0.32
Mesa Laboratories, Inc.	1,345	320	0.38
Momenta Pharmaceuticals, Inc.	22,622	293	0.35
Monolithic Power Systems, Inc.	1,854	289	0.34
Monro, Inc.	3,791	300	0.35
Moody’s Corp.	1,312	269	0.32
Motorola Solutions, Inc.	1,656	282	0.33
MSA Safety, Inc.	2,702	295	0.35
MSCI, Inc.	1,199	261	0.31
Myers Industries, Inc.	17,653	312	0.37
National Instruments Corp.	6,773	284	0.33
National Oilwell Varco, Inc.	13,051	277	0.33
National Storage Affiliates Trust	8,548	285	0.34
Neenah, Inc.	4,627	301	0.35
Nektar Therapeutics	17,009	310	0.36
Neogen Corp.	4,005	273	0.32
NeoGenomics, Inc.	11,723	224	0.26
New York Times Co. (The)	9,533	271	0.32
NewMarket Corp.	598	282	0.33
Newmont GoldCorp Corp.	7,484	284	0.33
NextEra Energy, Inc.	1,314	306	0.36
NIKE, Inc.	3,262	306	0.36
NMI Holdings, Inc.	10,517	276	0.33
Nordson Corp.	2,090	306	0.36
Northfield BanCorp., Inc.	18,667	300	0.35
Northwest Natural Holding Co.	4,101	293	0.34
NVIDIA Corp.	1,619	282	0.33
Old Dominion Freight Line, Inc.	1,756	298	0.35
Ollie’s Bargain Outlet Holdings, Inc.	4,711	276	0.33
ONEOK, Inc.	4,028	297	0.35
Opus Bank	14,059	306	0.36
O’Reilly Automotive, Inc.	723	288	0.34
OSI Systems, Inc.	2,728	277	0.33
Papa John’s International, Inc.	5,830	305	0.36
Park Aerospace Corp.	16,920	297	0.35
PayPal Holdings, Inc.	2,629	272	0.32
PH Glatfelter Co.	19,709	303	0.36
Pioneer Natural Resources Co.	2,246	282	0.33
PNM Resources, Inc.	5,727	298	0.35
Power Integrations, Inc.	3,246	294	0.35
PRA Group, Inc.	8,543	289	0.34
ProAssurance Corp.	7,364	297	0.35
Procter & Gamble Co. (The)	2,355	293	0.34
Progenics Pharmaceuticals, Inc.	59,778	302	0.36
Proto Labs, Inc.	2,904	296	0.35
PS Business Parks, Inc.	1,601	291	0.34
Public Storage	1,124	276	0.32

Quaker Chemical Corp.	1,811	286	0.34
Realty Income Corp.	3,810	292	0.34
REX American Resources Corp.	3,831	292	0.34
RLI Corp.	3,151	293	0.34
Rockwell Automation, Inc.	1,797	296	0.35
Rollins, Inc.	8,530	291	0.34
Roper Technologies, Inc.	772	275	0.32
Ross Stores, Inc.	2,650	291	0.34
Royal Gold, Inc.	2,225	274	0.32
RPM International, Inc.	4,248	292	0.34
S&P Global, Inc.	1,081	265	0.31
salesforce.com, Inc.	1,915	284	0.33
SBA Communications Corp.	1,103	266	0.31
Scholastic Corp.	7,940	300	0.35
Shake Shack, Inc.	2,805	275	0.32
Sherwin-Williams Co. (The)	541	297	0.35
Silicon Laboratories, Inc.	2,606	290	0.34
Sotheby’s	5,091	290	0.34
Southside Bancshares, Inc.	8,816	301	0.35
Southwest Airlines Co.	5,549	300	0.35
Spectrum Pharmaceuticals, Inc.	38,321	318	0.37
Starbucks Corp.	3,022	267	0.31
Strategic Education, Inc.	1,778	242	0.28
Superior Energy Services, Inc.	816,850	106	0.13
Surmodics, Inc.	6,268	287	0.34
Tabula Rasa HealthCare, Inc.	5,024	276	0.32
Tactile Systems Technology, Inc.	5,934	251	0.30
Take-Two Interactive Software, Inc.	2,212	277	0.33
TechTarget, Inc.	12,348	278	0.33
Teledyne Technologies, Inc.	910	293	0.35
Tempur Sealy International, Inc.	3,808	294	0.35
Tiffany & Co.	3,280	304	0.36
TJX Cos, Inc. (The)	5,153	287	0.34
Tompkins Financial Corp.	3,706	301	0.35
Tootsie Roll Industries, Inc.	7,675	285	0.34
Toro Co. (The)	3,923	288	0.34
Tractor Supply Co.	2,794	253	0.30
TransDigm Group, Inc.	542	282	0.33
Transocean Ltd.	57,406	257	0.30
Trex Co., Inc.	3,317	302	0.36
UDR, Inc.	5,913	287	0.34
Ulta Beauty, Inc.	1,241	311	0.37
Under Armour, Inc.	16,273	295	0.35
Under Armour, Inc.	14,792	295	0.35
Union Pacific Corp.	1,758	285	0.34
United Bankshares, Inc.	7,851	297	0.35
United Fire Group, Inc.	6,346	298	0.35
United Parcel Service, Inc.	2,409	289	0.34
Universal Display Corp.	1,287	216	0.25
Universal Electronics, Inc.	6,473	329	0.39
Universal Health Realty Income Trust	2,999	308	0.36
US Physical Therapy, Inc.	2,116	276	0.33
US Silica Holdings, Inc.	30,617	293	0.34
Valaris PLC	48,382	233	0.27
Valmont Industries, Inc.	2,088	289	0.34
VeriSign, Inc.	1,394	263	0.31
Verisk Analytics, Inc.	1,758	278	0.33

Veritex Holdings, Inc.	11,805	286	0.34
Viavi Solutions, Inc.	20,505	287	0.34
Vicor Corp.	9,339	276	0.32
Visa, Inc.	1,557	268	0.32
Vonage Holdings Corp.	22,675	256	0.30
Waste Management, Inc.	2,424	279	0.33
Watsco, Inc.	1,737	294	0.35
WD-40 Co.	1,551	285	0.34
WEC Energy Group, Inc.	3,106	295	0.35
Westamerica BanCorporation	4,706	293	0.34
Williams Cos, Inc. (The)	11,995	289	0.34
Willis Towers Watson PLC	1,463	282	0.33
Wingstop, Inc.	2,986	261	0.31
World Acceptance Corp.	2,200	281	0.33
World Wrestling Entertainment, Inc.	3,933	280	0.33
Xilinx, Inc.	2,731	262	0.31
Xylem, Inc.	3,691	294	0.35
Yelp, Inc.	8,848	307	0.36
Yum! Brands, Inc.	2,427	275	0.32
Zoetis, Inc.	2,253	281	0.33
Total		$84,931	100.00%

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR		Not rated.
BBSW		Australia’s Bank Bill Swap.
CPI		Consumer Price Index.
EURIBOR		Euro Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
OAT		Obligations Assimilables du Trésor (French Treasury Obligation).
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippine Peso
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Short-Term Investments	42.0%
Other**	39.8
Banks	10.1
Sovereign	8.1
Total Investments	100.0	%***

**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long/short futures contracts with a value of approximately $22,180,000 and net unrealized appreciation of approximately $124,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $619,000. Also does not include open swap agreements with net unrealized depreciation of approximately $122,000.

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (99.2%)
Argentina (1.4%)
Banco BBVA Argentina SA ADR	63,200	$274
Banco Macro SA ADR	30,248	787
Despegar.com Corp. (a)(b)	28,000	317
Grupo Financiero Galicia SA ADR	47,500	618
Pampa Energia SA ADR (a)(b)	28,885	501
		2,497
Belgium (1.9%)
Anheuser-Busch InBev SA N.V.	35,512	3,381

Brazil (2.1%)
Ambev SA ADR	183,888	850
Banco Bradesco SA (Preference)	46,728	381
Banco Santander Brasil SA (Units) (c)	22,600	247
Itau Unibanco Holding SA (Preference)	42,388	357
Lojas Renner SA	19,580	238
Petroleo Brasileiro SA (Preference)	230,481	1,528
Raia Drogasil SA	7,400	171
		3,772
Canada (0.6%)
Agnico Eagle Mines Ltd.	21,600	1,158

China (3.9%)
Alibaba Group Holding Ltd. ADR (a)	12,000	2,007
JD.com, Inc. ADR (a)	6,600	186
Tencent Holdings Ltd. (d)	114,200	4,846
		7,039
Colombia (0.6%)
Banco Davivienda SA (Preference)	45,317	553
Bancolombia SA ADR	10,700	529
		1,082

Denmark (1.8%)
Maersk Drilling A/S (a)	6,183	347
Novo Nordisk A/S Series B	51,579	2,663
Novozymes A/S Series B	6,145	259
		3,269
Egypt (1.0%)
Commercial International Bank Egypt SAE	383,522	1,838

Finland (0.3%)
Nokia Oyj	110,241	559

France (8.4%)
Air Liquide SA	4,946	705
Airbus SE	5,515	717
Bureau Veritas SA	14,281	344
Capgemini SE	4,960	585
Danone SA	27,839	2,452
Dassault Systemes SE	5,767	822
Edenred	13,744	660
EssilorLuxottica SA	4,581	661

Hermes International	463	320
Kering SA	2,026	1,034
L’Oreal SA (PAR)	2,311	648
L’Oreal SA (BSRM)	1,420	398
Legrand SA	6,555	468
LVMH Moet Hennessy Louis Vuitton SE	1,997	795
Pernod Ricard SA	4,095	729
Safran SA	3,213	506
Sanofi	20,368	1,889
TOTAL SA	28,333	1,475
		15,208
Germany (11.0%)
Adidas AG	5,217	1,624
Allianz SE (Registered)	8,904	2,076
BASF SE	13,754	962
Bayer AG (Registered)	51,509	3,632
Bayerische Motoren Werke AG	4,266	300
Commerzbank AG	75,123	436
Continental AG	2,122	272
Daimler AG (Registered)	18,270	908
Deutsche Boerse AG	4,013	627
Deutsche Wohnen SE	6,663	243
Hannover Rueck SE (Registered)	1,596	270
Henkel AG & Co., KGaA (Preference)	6,784	672
Infineon Technologies AG	47,928	862
Jungheinrich AG (Preference)	10,910	235
Linde PLC (a)	3,570	692
Merck KGaA	4,793	540
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,877	1,003
Porsche Automobil Holding SE (Preference)	3,698	241
QIAGEN N.V. (a)	24,063	788
RWE AG	5,480	172
SAP SE	23,453	2,757
Uniper SE	7,027	231
Vonovia SE	6,434	326
		19,869
Hong Kong (0.9%)
AIA Group Ltd.	122,800	1,152
Hong Kong Exchanges & Clearing Ltd.	13,716	405
		1,557
India (4.7%)
Apollo Hospitals Enterprise Ltd.	45,661	901
Ashok Leyland Ltd.	758,490	736
Eicher Motors Ltd.	2,421	610
HDFC Bank Ltd. ADR	16,796	958
ICICI Bank Ltd.	129,188	792
ICICI Prudential Life Insurance Co., Ltd.	144,760	947
L&T Finance Holdings Ltd.	227,174	272
Larsen & Toubro Ltd.	55,746	1,160
Maruti Suzuki India Ltd.	12,004	1,138
Tata Consultancy Services Ltd.	31,367	929
		8,443
Indonesia (3.2%)
Astra International Tbk PT	1,008,100	470

Bank Central Asia Tbk PT	1,981,900	4,239
Telekomunikasi Indonesia Persero Tbk PT	2,542,800	768
Unilever Indonesia Tbk PT	80,300	264
		5,741
Ireland (1.4%)
Kerry Group PLC, Class A	4,867	571
Ryanair Holdings PLC ADR (a)	30,704	2,038
		2,609
Japan (11.9%)
Asahi Group Holdings Ltd.	7,200	356
Astellas Pharma, Inc.	21,700	310
Central Japan Railway Co.	2,192	452
Dai-ichi Life Holdings, Inc.	24,400	371
Daiichi Sankyo Co., Ltd.	7,500	473
Daikin Industries Ltd.	4,200	552
East Japan Railway Co.	5,300	507
Eisai Co., Ltd.	5,900	301
FANUC Corp.	5,150	977
Honda Motor Co., Ltd.	15,113	393
Hoya Corp.	7,800	637
Kao Corp.	8,400	623
Keyence Corp.	2,800	1,745
Mitsubishi Corp.	24,300	598
Mitsubishi UFJ Financial Group, Inc.	46,206	236
Murata Manufacturing Co., Ltd.	8,700	421
Nexon Co., Ltd. (a)	120,400	1,461
Nidec Corp.	4,800	650
Nintendo Co., Ltd.	1,808	673
Omron Corp.	4,404	243
Shimano, Inc.	4,350	658
Shiseido Co., Ltd.	10,300	823
SMC Corp.	2,105	906
SoftBank Group Corp.	17,400	683
Sony Corp.	41,493	2,438
Sony Corp. ADR (b)	27,612	1,633
Tokio Marine Holdings, Inc.	11,620	624
Toyota Motor Corp.	18,155	1,218
Unicharm Corp.	13,300	422
		21,384
Korea, Republic of (1.5%)
Samsung Electronics Co., Ltd.	45,636	1,862
SK Hynix, Inc.	12,076	830
		2,692
Malta (0.0%)
BGP Holdings PLC (a)(e)(f)	72,261	—@

Netherlands (5.4%)
Akzo Nobel N.V.	4,230	377
ASML Holding N.V.	7,180	1,782
Heineken N.V.	5,442	589
Koninklijke Philips N.V.	65,002	3,013
OCI N.V. (a)	12,960	306
Unilever N.V.	38,935	2,340

Wolters Kluwer N.V.	19,131	1,397
		9,804
Norway (0.7%)
DNB ASA	48,078	849
Subsea 7 SA	36,850	379
		1,228
Peru (1.5%)
Cia de Minas Buenaventura SAA ADR	42,331	642
Credicorp Ltd.	9,700	2,022
		2,664
Poland (1.2%)
Dino Polska SA (a)	24,148	947
Jeronimo Martins SGPS SA	68,838	1,161
		2,108
Portugal (0.1%)
Galp Energia SGPS SA	12,270	185

Singapore (1.5%)
Sea Ltd. ADR (a)(b)	84,814	2,625

Spain (2.2%)
Aena SME SA	4,497	824
Amadeus IT Group SA	19,720	1,414
Endesa SA	29,309	771
Industria de Diseno Textil SA	26,756	829
Repsol SA	12,277	192
		4,030
Sweden (1.5%)
Atlas Copco AB, Class A	12,660	390
Epiroc AB, Class A	35,510	385
Hexagon AB, Class B	9,186	444
Telefonaktiebolaget LM Ericsson, Class B	181,320	1,449
		2,668
Switzerland (6.8%)
Geberit AG (Registered)	1,694	809
Givaudan SA (Registered)	246	686
Nestle SA (Registered)	57,551	6,243
Roche Holding AG (Genusschein)	7,231	2,109
Swiss Life Holding AG (Registered)	995	475
Transocean Ltd. (a)(b)	272,405	1,218
Zurich Insurance Group AG	2,096	802
		12,342
Taiwan (1.9%)
Airtac International Group	32,000	384
Taiwan Semiconductor Manufacturing Co., Ltd.	341,000	3,004
		3,388
Thailand (0.5%)
Muangthai Capital PCL (Foreign Shares)	532,400	995

United Kingdom (10.3%)
AstraZeneca PLC	21,371	1,899
AstraZeneca PLC ADR	7,910	353
BAE Systems PLC	130,645	915
British American Tobacco PLC	32,073	1,186
Burberry Group PLC	8,172	219
Diageo PLC	27,352	1,119
Glencore PLC (a)	94,670	285
Intertek Group PLC	3,793	255
Keywords Studios PLC	49,940	705
Lloyds Banking Group PLC	483,664	323
Prudential PLC	14,422	262
Reckitt Benckiser Group PLC	16,042	1,251
RELX PLC (LSE)	20,956	497
RELX PLC (Euronext N.V.)	67,046	1,595
Royal Bank of Scotland Group PLC	116,102	297
Royal Dutch Shell PLC, Class A	42,335	1,237
Royal Dutch Shell PLC, Class B	31,111	914
Sage Group PLC (The)	72,435	616
Smith & Nephew PLC	35,901	865
Sophos Group PLC	171,452	844
Unilever PLC	44,586	2,681
Weir Group PLC (The)	16,550	290
		18,608
United States (9.0%)
Alphabet, Inc., Class A (a)	900	1,099
American Tower Corp. REIT	2,400	531
Booking Holdings, Inc. (a)	944	1,853
Bristol-Myers Squibb Co.	12,100	614
Charles River Laboratories International, Inc. (a)	2,300	304
Cognex Corp.	7,900	388
Editas Medicine, Inc. (a)(b)	4,400	100
Estee Lauder Cos., Inc. (The), Class A	2,250	448
Halliburton Co.	12,600	237
ICON PLC (a)	4,120	607
Intellia Therapeutics, Inc. (a)(b)	6,300	84
Intuitive Surgical, Inc. (a)	328	177
Mastercard, Inc., Class A	3,200	869
Medtronic PLC	11,700	1,271
MercadoLibre, Inc. (a)	700	386
Microsoft Corp.	8,300	1,154
Newmont Goldcorp Corp. (TSX) (b)	29,323	1,109
Newmont Goldcorp Corp.	32,659	1,238
Palo Alto Networks, Inc. (a)	2,900	591
PepsiCo, Inc.	3,200	439
QIAGEN N.V. (a)	12,900	425
Schlumberger Ltd.	19,610	670
Visa, Inc., Class A	8,900	1,531
		16,125
Total Common Stocks (Cost $149,947)		178,868

Investment Company (0.6%)
United States (0.6%)
Morgan Stanley China A Share Fund, Inc. (h) (Cost $1,324)	56,878	1,164

Short-Term Investments (1.0%)
Securities held as Collateral on Loaned Securities (1.0%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	1,283,918	1,284

	Face Amount (000)
Repurchase Agreements (0.3%)
Barclays Capital, Inc., (2.30%, dated 9/30/19, due 10/1/19; proceeds $87; fully collateralized by a U.S. Government obligation; 3.00% due 5/15/45; valued at $89)	$87	87
HSBC Securities USA, Inc., (1.80%, dated 9/30/19, due 10/1/19; proceeds $71; fully collateralized by U.S. Government obligations; 0.00% due 5/15/23; valued at $73)	72	72
HSBC Securities USA, Inc., (2.35%, dated 9/30/19, due 10/1/19; proceeds $53; fully collateralized by U.S. Government obligations; 0.00% due 11/14/19 - 08/15/27; valued at $54)	53	53
Merrill Lynch & Co., Inc., (2.30%, dated 9/30/19, due 10/1/19; proceeds $273; fully collateralized by U.S. Government obligations; 1.25% - 2.13% due 7/15/20 - 12/31/20; valued at $279)	273	273
		485
Total Short-Term Investments (Cost $1,769)		1,769
Total Investments (100.8%) (Cost $153,040) Including $6,210 of Securities Loaned (i)(j)(k)(l)		181,801
Liabilities in Excess of Other Assets (-0.8%)		(1,506)
Net Assets (100.0%)		$180,295

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

@	Value is less than $500.
(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2019, were approximately $6,210,000 and $6,359,000, respectively. The Fund received cash collateral of approximately $1,769,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $4,590,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(d)	Security trades on the Hong Kong exchange.
(e)	Security has been deemed illiquid at September 30, 2019.
(f)

At September 30, 2019, the Fund held a fair valued security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $12,000 relating to the Fund’s investment in the Liquidity Funds.

(h)

For the nine months ended September 30, 2019, there were no transactions in Mitsubishi UFJ Financial Group, Inc. and the cost of purchase of Morgan Stanley China A Share Fund, Inc., Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, were approximately $1,324,000. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $10,000 relating to the Fund’s investment in Morgan Stanley China A Share Fund, Inc.

(i)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(j)

The approximate fair value and percentage of net assets, $138,204,000 and 76.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(k)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(l)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $40,624,000 and the aggregate gross unrealized depreciation is approximately $11,871,000, resulting in net unrealized appreciation of approximately $28,753,000.

ADR	American Depositary Receipt.
BSRM	Berlin Second Regulated Market.
Euronext N.V.	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.
PAR	Paris Stock Exchange.
REIT	Real Estate Investment Trust.
TSX	Toronto Stock Exchange.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	EUR	1,593	$1,772		12/19/19	$25
State Street Bank and Trust Co.	HKD	35,433	$4,521		12/19/19	(3)
State Street Bank and Trust Co.	$2,348		GBP	1,894	12/19/19	(12)
State Street Bank and Trust Co.	$1,995		JPY	212,626	12/19/19	(18)
						$(8)

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	77.9%
Banks	8.7
Pharmaceuticals	8.2
Food Products	5.2
Total Investments	100.0	%***

*                                   Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2019.

**                            Industries and/or investment types representing less than 5% of total investments.

***                     Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $8,000.

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (90.6%)
China (57.8%)
Alibaba Group Holding Ltd. ADR (a)	17,032	$2,848
China Resources Beer Holdings Co., Ltd. (b)	774,300	4,120
Ctrip.com International Ltd. ADR (a)	71,683	2,100
Foshan Haitian Flavouring & Food Co., Ltd., Class A	227,928	3,517
Haidilao International Holding Ltd. (b)(c)	460,000	1,972
Hangzhou Tigermed Consulting Co. Ltd., Class A	329,295	2,865
Huazhu Group Ltd. ADR	90,177	2,978
HUYA, Inc. ADR (a)	127,571	3,016
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	316,299	1,271
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	192,672	2,819
Kweichow Moutai Co., Ltd., Class A	21,696	3,498
Meituan Dianping, Class B (a)(b)	453,100	4,620
Shenzhou International Group Holdings Ltd. (b)	247,500	3,256
TAL Education Group ADR (a)	120,568	4,128
Tencent Holdings Ltd. (b)	64,100	2,720
Tencent Music Entertainment Group ADR (a)	9	—@
		45,728
Hong Kong (8.4%)
AIA Group Ltd.	340,700	3,197
China East Education Holdings Ltd. (a)	760,500	1,389
Hong Kong Exchanges & Clearing Ltd. (b)	68,616	2,025
		6,611
India (7.9%)
HDFC Bank Ltd. ADR	109,700	6,258

Korea, Republic of (4.2%)
NAVER Corp.	25,017	3,290

Philippines (0.9%)
Jollibee Foods Corp.	174,180	746

Taiwan (11.4%)
Nien Made Enterprise Co., Ltd.	318,000	2,788
Silergy Corp.	99,000	2,465
Taiwan Semiconductor Manufacturing Co., Ltd.	431,000	3,797
		9,050
Total Common Stocks (Cost $60,117)		71,683

Short-Term Investment (9.1%)
Investment Company (9.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $7,173)	7,172,647	7,173
Total Investments Excluding Purchased Options (99.7%) (Cost $67,290)		78,856
Total Purchased Options Outstanding (0.1%) (Cost $218)		131
Total Investments (99.8%) (Cost $67,508) (e)(f)(g)		78,987
Other Assets in Excess of Liabilities (0.2%)		135
Net Assets (100.0%)		$79,122

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $7,000 relating to the Fund’s investment in the Liquidity Funds.

(e)

The approximate fair value and percentage of net assets, $50,355,000 and 63.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(g)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $13,016,000 and the aggregate gross unrealized depreciation is approximately $1,537,000, resulting in net unrealized appreciation of approximately $11,479,000.

@	Value is less than $500.
ADR	American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct - 19	6,421,881	6,422	$ —@	$38	$(38)
BNP Paribas	USD/CNH	CNH	7.58	Jan - 20	7,220,087	7,220	17	37	(20)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep - 20	14,875,913	14,876	65	81	(16)
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun - 20	12,095,307	12,095	49	62	(13)
							$131	$218	$(87)

@        —    Value is less than $500.

CNH   —    Chinese Yuan Renminbi Offshore

USD    —    United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	21.8%
Beverages	13.2
Internet & Direct Marketing Retail	12.1
Short-Term Investments	9.1
Semiconductors & Semiconductor Equipment	8.0
Banks	7.9
Interactive Media & Services	7.6
Hotels, Restaurants & Leisure	7.2
Diversified Consumer Services	7.0
Food Products	6.1
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (98.1%)
Brazil (10.6%)
Ambev SA	2,480,917	$11,494
Atacadao SA	1,520,385	7,703
B3 SA - Brasil Bolsa Balcao	1,056,338	11,092
Hapvida Participacoes e Investimentos SA	464,795	6,024
Itau Unibanco Holding SA (Preference)	1,402,476	11,824
Lojas Renner SA	732,239	8,895
Petroleo Brasileiro SA	1,209,680	8,778
Petroleo Brasileiro SA (Preference)	1,403,463	9,306
Telefonica Brasil SA (Preference)	459,300	6,073
		81,189
Chile (0.4%)
SACI Falabella	506,710	2,832

China (27.1%)
Alibaba Group Holding Ltd. ADR (a)	171,071	28,608
Anhui Conch Cement Co., Ltd., Class A	1,071,567	6,235
Baidu, Inc. ADR (a)	24,948	2,564
Bank of China Ltd. H Shares (b)	28,218,000	11,119
China Construction Bank Corp. H Shares (b)	16,879,120	12,836
China International Capital Corp. Ltd. H Shares (b)(c)	1,301,200	2,542
China Life Insurance Co., Ltd. H Shares (b)	2,916,000	6,722
China Mengniu Dairy Co., Ltd. (a)(b)	2,417,000	9,021
China Mobile Ltd. (b)	645,280	5,355
China Overseas Land & Investment Ltd. (b)	1,590,000	5,030
China Resources Beer Holdings Co., Ltd. (b)	1,552,000	8,258
China Resources Land Ltd. (b)	884,000	3,686
CSPC Pharmaceutical Group Ltd. (b)	3,392,000	6,858
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	532,594	2,139
Kweichow Moutai Co., Ltd., Class A	57,862	9,329
New Oriental Education & Technology Group, Inc. ADR (a)	70,553	7,814
PetroChina Co., Ltd. H Shares (b)	3,400,000	1,754
Pinduoduo, Inc. ADR (a)(c)	126,100	4,063
Ping An Insurance Group Co. of China Ltd., Class A	480,896	5,894
Ping An Insurance Group Co. of China Ltd. H Shares (b)	597,000	6,909
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (b)	941,400	1,707
Shenzhou International Group Holdings Ltd. (b)	713,900	9,392
Sino Biopharmaceutical Ltd. (b)	3,729,000	4,768
Sinopharm Group Co., Ltd. H Shares (b)	478,800	1,505
TAL Education Group ADR (a)	98,142	3,360
Tencent Holdings Ltd. (b)	844,400	35,836
Universal Scientific Industrial Shanghai Co. Ltd., Class A	1,568,789	3,410
Yihai International Holding Ltd. (a)(b)	223,000	1,332
		208,046
Egypt (0.9%)
Commercial International Bank Egypt SAE	1,505,862	7,215

Germany (1.0%)
Adidas AG	23,320	7,258

Hungary (2.0%)
OTP Bank Nyrt	248,312	10,346
Richter Gedeon Nyrt	306,868	4,966
		15,312

India (8.3%)
Axis Bank Ltd.	567,342	5,484
Eicher Motors Ltd.	15,615	3,931
HDFC Bank Ltd. ADR	102,432	5,844
ICICI Bank Ltd.	1,334,482	8,181
ICICI Prudential Life Insurance Co., Ltd.	1,030,141	6,742
IndusInd Bank Ltd.	172,549	3,371
Infosys Ltd.	455,218	5,160
Infosys Ltd. ADR	206,480	2,348
L&T Finance Holdings Ltd.	1,748,924	2,093
Larsen & Toubro Ltd.	356,651	7,421
Shree Cement Ltd.	22,731	6,062
Tata Consultancy Services Ltd.	241,631	7,156
		63,793
Indonesia (5.3%)
Astra International Tbk PT	13,124,300	6,117
Bank Central Asia Tbk PT	7,709,100	16,489
Bank Mandiri Persero Tbk PT	5,713,500	2,809
Bank Rakyat Indonesia Persero Tbk PT	25,961,850	7,540
Telekomunikasi Indonesia Persero Tbk PT	18,004,800	5,439
Unilever Indonesia Tbk PT	806,900	2,648
		41,042
Korea, Republic of (4.8%)
Hotel Shilla Co., Ltd.	58,838	4,243
LG Chem Ltd.	7,595	1,894
LG Household & Health Care Ltd.	4,328	4,737
Macquarie Korea Infrastructure Fund	138,782	1,361
NCSoft Corp.	7,358	3,200
S-Oil Corp.	32,684	2,728
Samsung Biologics Co. Ltd. (a)(c)	12,972	3,346
Samsung Electronics Co., Ltd.	377,694	15,410
		36,919
Malaysia (1.0%)
Malayan Banking Bhd	1,466,529	2,983
Public Bank Bhd	989,800	4,748
		7,731
Mexico (5.1%)
Alsea SAB de CV (a)	1,672,429	3,898
Fomento Economico Mexicano SAB de CV ADR	99,656	9,127
Grupo Financiero Banorte SAB de CV Series O	1,791,886	9,658
Infraestructura Energetica Nova SAB de CV	1,436,260	5,715
Wal-Mart de Mexico SAB de CV	3,572,214	10,588
		38,986
Peru (2.3%)
Cia de Minas Buenaventura SAA ADR	672,745	10,212
Credicorp Ltd.	36,374	7,582
		17,794
Philippines (1.3%)
Ayala Corp.	25,800	440
Ayala Land, Inc.	3,254,910	3,107
Jollibee Foods Corp.	704,750	3,020

SM Investments Corp.	163,770	3,064
		9,631
Poland (3.4%)
Jeronimo Martins SGPS SA	736,961	12,432
LPP SA	3,039	6,528
Santander Bank Polska SA	92,296	7,221
		26,181
Russia (5.2%)
MMC Norilsk Nickel PJSC ADR (OTCBB)	351,729	9,002
MMC Norilsk Nickel PJSC ADR (XLON)	26,330	674
Sberbank of Russia PJSC ADR	760,044	10,770
X5 Retail Group N.V. GDR	319,570	11,169
Yandex N.V., Class A (a)	247,173	8,653
		40,268
Singapore (0.5%)
DBS Group Holdings Ltd.	217,000	3,911

South Africa (5.4%)
AVI Ltd.	871,915	4,737
Bidvest Group Ltd. (The)	469,015	5,916
Capitec Bank Holdings Ltd.	83,939	7,138
Clicks Group Ltd.	464,320	6,595
Nedbank Group Ltd.	389,536	5,845
Reunert Ltd.	628,833	2,866
Sanlam Ltd.	1,728,824	8,526
		41,623
Taiwan (9.4%)
ASE Technology Holding Co., Ltd.	1,560,626	3,569
Cathay Financial Holding Co., Ltd.	1,526,000	2,014
CTBC Financial Holding Co., Ltd.	7,779,000	5,173
Eclat Textile Co., Ltd.	197,000	2,648
Hon Hai Precision Industry Co., Ltd.	663,360	1,570
Largan Precision Co., Ltd.	13,000	1,879
MediaTek, Inc.	484,000	5,770
Mega Financial Holding Co. Ltd.	4,871,000	4,519
Nanya Technology Corp.	744,000	1,930
President Chain Store Corp.	95,000	889
Taiwan Cement Corp.	1,044,702	1,335
Taiwan Semiconductor Manufacturing Co., Ltd.	4,397,205	38,737
Vanguard International Semiconductor Corp.	1,128,000	2,280
		72,313
Thailand (2.1%)
Bangkok Dusit Medical Services PCL (Foreign Shares)	4,974,800	3,938
CP ALL PCL (Foreign Shares)	1,159,100	3,080
Muangthai Capital PCL (Foreign Shares)	1,632,700	3,052
PTT PCL (Foreign Shares)	4,105,600	6,201
		16,271
Turkey (2.0%)
Haci Omer Sabanci Holding AS	4,721,028	8,009

Tupras Turkiye Petrol Rafinerileri AS	288,356	7,321
		15,330
Total Common Stocks (Cost $647,800)		753,645

Short-Term Investments (3.2%)
Securities held as Collateral on Loaned Securities (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $10,162)	10,161,670	10,162

Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $14,849)	14,848,922	14,849
Total Short-Term Investments (Cost $25,011)		25,011
Total Investments (101.3%) (Cost $672,811) Including $9,910 of Securities Loaned (e)(f)(g)(h)		778,656
Liabilities in Excess of Other Assets (-1.3%)		(10,054)
Net Assets (100.0%)		$768,602

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2019, were approximately $9,910,000 and $10,162,000, respectively. The Fund received cash collateral of approximately $10,162,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $30,000 relating to the Fund’s investment in the Liquidity Funds.

(e)	Securities are available for collateral in connection with open foreign currency forward exchange contract.
(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(g)

The approximate fair value and percentage of net assets, $532,645,000 and 69.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $129,382,000 and the aggregate gross unrealized depreciation is approximately $23,736,000, resulting in net unrealized appreciation of approximately $105,646,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
OTCBB	OTC Bulletin Board.
PJSC	Public Joint Stock Company.
XLON	London Stock Exchange.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at September 30, 2019:

Counterparty	Contract to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
Goldman Sachs International	HKD	892,406	$113,732	11/13/19	$(199)

HKD	—	Hong Kong Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	52.8%
Banks	22.5
Food & Staples Retailing	6.8
Semiconductors & Semiconductor Equipment	6.8
Interactive Media & Services	6.1
Beverages	5.0
Total Investments	100.0	%***

*                      Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2019.

**               Industries and/or investment types representing less than 5% of total investments.

***        Does not include open foreign currency forward exchange contract with unrealized depreciation of approximately $199,000.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Breakout Nations Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (79.4%)
Argentina (2.2%)
Banco Macro SA ADR	854	$22
Globant SA (a)	372	34
Grupo Financiero Galicia SA ADR	1,855	24
Grupo Supervielle SA ADR	874	3
Pampa Energia SA ADR (a)	592	10
YPF SA ADR	1,887	18
		111
Brazil (13.8%)
Ambev SA	23,990	111
Atacadao SA	15,294	77
B3 SA - Brasil Bolsa Balcao	10,255	108
Itau Unibanco Holding SA (Preference)	13,643	115
Lojas Renner SA	7,198	87
Petroleo Brasileiro SA	10,973	80
Petroleo Brasileiro SA (Preference)	11,380	75
Telefonica Brasil SA (Preference)	3,900	52
		705
Chile (2.0%)
Banco Santander Chile	1,164,068	82
SACI Falabella	3,675	21
		103
China (11.1%)
Alibaba Group Holding Ltd. ADR (a)	796	133
China Resources Beer Holdings Co., Ltd. (b)	4,000	21
CSPC Pharmaceutical Group Ltd. (b)	16,000	32
Kweichow Moutai Co., Ltd., Class A	200	32
New Oriental Education & Technology Group, Inc. ADR (a)	354	39
Sinopharm Group Co., Ltd. H Shares (b)	1,600	5
TAL Education Group ADR (a)	887	31
Tencent Holdings Ltd. (b)	6,400	272
		565
Egypt (6.0%)
Commercial International Bank Egypt SAE	5,226	25
Commercial International Bank Egypt SAE GDR	26,345	121
Egyptian Financial Group-Hermes Holding Co.	29,948	36
Egyptian Financial Group-Hermes Holding Co. GDR	23,239	53
Integrated Diagnostics Holdings PLC	10,325	48
Juhayna Food Industries	42,034	23
		306
India (4.0%)
HDFC Bank Ltd. ADR	558	32
ICICI Bank Ltd. ADR	8,639	105
Larsen & Toubro Ltd. GDR	3,314	69
		206
Indonesia (7.7%)
Astra International Tbk PT	127,900	60
Bank Central Asia Tbk PT	75,000	160

Bank Mandiri Persero Tbk PT	52,600	26
Bank Rakyat Indonesia Persero Tbk PT	243,000	71
Telekomunikasi Indonesia Persero Tbk PT	172,200	52
Unilever Indonesia Tbk PT	7,700	25
		394
Malaysia (1.3%)
Malayan Banking Bhd	17,440	36
Public Bank Bhd	6,900	33
		69
Mexico (7.7%)
Alsea SAB de CV (a)	16,998	40
Fomento Economico Mexicano SAB de CV ADR	1,272	116
Grupo Financiero Banorte SAB de CV Series O	16,526	89
Infraestructura Energetica Nova SAB de CV	8,023	32
Wal-Mart de Mexico SAB de CV	38,389	114
		391
Peru (4.9%)
Cia de Minas Buenaventura SAA ADR	5,030	76
Credicorp Ltd.	840	175
		251
Philippines (3.4%)
Ayala Corp.	190	3
Ayala Land, Inc.	62,100	59
Jollibee Foods Corp.	12,390	53
SM Investments Corp.	3,170	60
		175
Poland (4.5%)
Jeronimo Martins SGPS SA	2,673	45
LPP SA	31	67
Powszechna Kasa Oszczednosci Bank Polski SA	5,206	51
Santander Bank Polska SA	841	66
		229
South Africa (4.0%)
AVI Ltd.	4,749	26
Bidvest Group Ltd. (The)	1,650	21
Capitec Bank Holdings Ltd.	405	34
Clicks Group Ltd.	2,720	39
Nedbank Group Ltd.	1,408	21
Reunert Ltd.	2,745	12
Sanlam Ltd.	10,143	50
		203
Turkey (3.5%)
Akbank T.A.S. (a)	51,276	74
Tupras Turkiye Petrol Rafinerileri AS	1,389	35
Turkiye Garanti Bankasi AS (a)	38,072	69
		178
Vietnam (3.3%)
Masan Group Corp. (a)	7,380	25
Sai Gon Cargo Service Corp.	2,060	14

Saigon Beer Alcohol Beverage Corp.	2,530	29
Vietjet Aviation JSC	3,858	23
Vincom Retail JSC	26,503	38
Vinhomes JSC	10,380	40
		169
Total Common Stocks (Cost $3,904)		4,055

Investment Company (5.4%)
India (5.4%)
iShares MSCI India ETF (Cost $265)	8,204	275

Short-Term Investment (13.3%)
Investment Company (13.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $682)	682,420	682
Total Investments (98.1%) (Cost $4,851) (d)(e)(f)(g)		5,012
Other Assets in Excess of Liabilities (1.9%)		99
Net Assets (100.0%)		$5,111

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(d)

The approximate fair value and percentage of net assets, $2,101,000 and 41.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(f)	Securities are available for collateral in connection with an open foreign currency forward exchange contract and futures contracts.
(g)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $462,000 and the aggregate gross unrealized depreciation is approximately $312,000, resulting in net unrealized appreciation of approximately $150,000.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
GDR	Global Depositary Receipt.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at September 30, 2019:

Counterparty	Contract to Deliver (000)	In Exchange For (000)		Delivery Date	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	$63	INR	4,325	10/17/19	$(2)

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
Long:
MSCI Emerging Market E Mini (United States)	1	Dec-19	$ —@	$50	$(1)
SGX NIFTY 50 (Singapore)	26	Oct-19	—@	600	(8)
					$(9)

@	—	Value is less than $500.
INR	—	Indian Rupee
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	35.2%
Banks	28.6
Short-Term Investments	13.6
Beverages	6.2
Food & Staples Retailing	5.5
Investment Companies	5.5
Interactive Media & Services	5.4
Total Investments	100.0	%**

*                 Industries and/or investment types representing less than 5% of total investments.

**          Does not include an open long futures contracts with a value of approximately $650,000 with unrealized depreciation of approximately $9,000. Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $2,000.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (99.8%)
Argentina (1.7%)
Despegar.com Corp. (a)	70,776	$801

Brazil (2.8%)
StoneCo Ltd., Class A (a)	36,525	1,270

China (18.3%)
Alibaba Group Holding Ltd. ADR (a)	21,457	3,588
Huazhu Group Ltd. ADR	3,500	116
Li Ning Co., Ltd. (b)	75,000	216
Meituan Dianping, Class B (a)(b)	159,300	1,624
Tencent Holdings Ltd. (b)	68,500	2,907
		8,451
Germany (4.9%)
Adidas AG	7,274	2,264

Hong Kong (9.6%)
AIA Group Ltd.	262,400	2,462
Budweiser Brewing Co. APAC Ltd. (a)	544,600	1,960
		4,422
India (26.3%)
Aarti Industries Ltd. (BSE)	56,923	644
Aarti Industries Ltd. (NSE)	56,923	644
Apollo Hospitals Enterprise Ltd.	204,368	4,033
Arti Surfactants Ltd. (a)	4,458	13
AU Small Finance Bank Ltd.	165,774	1,545
Crompton Greaves Consumer Electricals Ltd.	441,621	1,560
HDFC Life Insurance Co. Ltd.	132,585	1,124
Kotak Mahindra Bank Ltd.	111,357	2,590
		12,153
Indonesia (1.1%)
Sumber Alfaria Trijaya Tbk PT	7,228,491	507

Peru (2.1%)
Credicorp Ltd.	4,700	980

Poland (1.3%)
Eurocash SA	118,043	618

South Africa (2.5%)
Famous Brands Ltd.	215,473	1,159

Taiwan (18.0%)
King Slide Works Co., Ltd.	140,000	1,593
Poya International Co., Ltd.	66,304	943
Silergy Corp.	52,000	1,295
Taiwan Semiconductor Manufacturing Co., Ltd.	311,000	2,740
Voltronic Power Technology Corp.	83,937	1,732
		8,303
Thailand (3.1%)
Muangthai Capital PCL (Foreign Shares)	772,100	1,443

United States (8.1%)
MercadoLibre, Inc. (a)	3,221	1,776
NIKE, Inc., Class B	10,700	1,005
Visa, Inc., Class A	5,705	981
		3,762
Total Common Stocks (Cost $36,915)		46,133

Short-Term Investment (4.3%)
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $2,011)	2,010,542	2,011
Total Investments (104.1%) (Cost $38,926) (d)(e)(f)		48,144
Liabilities in Excess of Other Assets (-4.1%)		(1,875)
Net Assets (100.0%)		$46,269

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(d)

The approximate fair value and percentage of net assets, $31,556,000 and 68.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(f)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,275,000 and the aggregate gross unrealized depreciation is approximately $1,057,000, resulting in net unrealized appreciation of approximately $9,218,000.

ADR	American Depositary Receipt.
BSE	Bombay Stock Exchange.
NSE	National Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	35.7%
Internet & Direct Marketing Retail	16.2
Banks	10.6
Semiconductors & Semiconductor Equipment	8.4
Health Care Providers & Services	8.4
Insurance	7.5
Textiles, Apparel & Luxury Goods	7.2
Interactive Media & Services	6.0
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Small Cap Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (95.7%)
Brazil (7.4%)
Afya Ltd., Class A (a)	38,165	$980
Banco ABC Brasil SA (Preference) (a)	203,893	878
BK Brasil Operacao e Assessoria a Restaurantes SA	161,404	801
Fleury SA	108,903	693
Odontoprev SA	165,338	643
YDUQS Part	85,797	745
		4,740
China (14.0%)
Baozun, Inc ADR (a)(b)	17,701	756
Beijing Thunisoft Corp., Ltd., Class A	258,254	788
China CYTS Tours Holding Co., Ltd., Class A	381,140	648
China Education Group Holdings Ltd. (c)	608,000	898
China Everbright Greentech Ltd. (c)	998,000	582
China Foods Ltd. (c)	1,902,000	840
China New Higher Education Group Ltd. (b)(c)	1,926,000	760
DouYu International Holdings Ltd. ADR (a)	80,505	659
Focused Photonics Hangzhou, Inc., Class A	210,900	503
JNBY Design Ltd. (c)	418,000	602
Laobaixing Pharmacy Chain JSC, Class A	80,700	858
OneSmart International Education Group Ltd. ADR (a)	110,351	816
Zhejiang New Century Hotel Management Co., Ltd.	140,400	287
		8,997
Egypt (3.3%)
Cleopatra Hospital (a)	1,787,384	664
Credit Agricole Egypt SAE	306,505	782
Integrated Diagnostics Holdings PLC	147,361	678
		2,124
India (18.7%)
Blue Star Ltd.	82,002	930
Cholamandalam Investment and Finance Co., Ltd.	198,697	862
CreditAccess Grameen Ltd. (a)	129,919	1,204
Dilip Buildcon Ltd.	142,831	842
Gujarat Gas Ltd.	406,323	1,018
Gulf Oil Lubricants India Ltd.	66,926	815
Indraprastha Gas Ltd.	207,357	1,025
Inox Leisure Ltd. (a)	186,856	875
L&T Finance Holdings Ltd.	473,682	567
PVR Ltd.	41,489	1,080
Sterlite Technologies Ltd.	475,101	1,059
TCI Express Ltd.	102,459	1,046
Westlife Development Ltd. (a)	171,416	715
		12,038
Indonesia (5.2%)
Ace Hardware Indonesia Tbk PT	6,619,100	826
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (a)	3,855,000	895
Mitra Adiperkasa Tbk PT	11,479,600	833
Nippon Indosari Corpindo Tbk PT	8,708,000	779
		3,333
Kenya (1.1%)
KCB Group Ltd.	1,742,295	705

Korea, Republic of (12.8%)
AfreecaTV Co., Ltd.	14,503	780
BusinessOn Communication Co., Ltd.	54,277	693
Cafe24 Corp. (a)	10,153	543
Dentium Co., Ltd.	14,211	782
Douzone Bizon Co., Ltd.	16,688	908
Ecopro BM Co., Ltd. (a)	14,980	616
Innocean Worldwide, Inc.	14,435	804
JB Financial Group Co., Ltd.	166,707	783
JYP Entertainment Corp.	38,450	686
Koh Young Technology, Inc.	11,506	855
Nasmedia Co., Ltd.	28,002	737
		8,187
Kuwait (1.0%)
Humansoft Holding Co. KSC	59,753	614

Malaysia (0.9%)
Bermaz Auto Bhd	1,040,700	567

Mexico (1.0%)
Gentera SAB de CV	775,127	643

Morocco (1.0%)
Societe d’Exploitation des Ports	34,337	634

Nigeria (1.0%)
Guaranty Trust Bank PLC	8,200,584	660

Pakistan (1.0%)
MCB Bank Ltd.	591,681	647

Philippines (4.1%)
MacroAsia Corp.	1,759,250	638
Puregold Price Club, Inc.	745,700	562
Security Bank Corp.	188,230	715
Wilcon Depot, Inc.	2,185,000	695
		2,610
Poland (1.1%)
Dino Polska SA (a)	17,671	693

Russia (1.4%)
HeadHunter Group PLC ADR (b)	47,872	923

Saudi Arabia (1.0%)
United Electronics Co.	34,403	670

South Africa (2.4%)
Advtech Ltd.	928,966	767
Transaction Capital Ltd.	528,492	773
		1,540
Taiwan (13.2%)
ASPEED Technology, Inc.	31,000	790
Bizlink Holding, Inc.	116,560	806
Cub Elecparts, Inc.	92,556	742
King Slide Works Co., Ltd.	63,000	717
Merida Industry Co., Ltd.	120,000	681
Poya International Co., Ltd.	67,492	960
Sunny Friend Environmental Technology Co., Ltd.	112,000	980
Taiwan Hon Chuan Enterprise Co., Ltd.	363,000	647
Taiwan Paiho Ltd.	324,000	811
TCI Co., Ltd.	63,072	635

Vanguard International Semiconductor Corp.	340,000	687
		8,456
Thailand (1.3%)
Muangthai Capital PCL (Foreign Shares)	458,700	857

United Arab Emirates (1.7%)
Network International Holdings PLC (a)	164,601	1,082

Vietnam (1.1%)
Sai Gon Cargo Service Corp.	97,800	684
Total Common Stocks (Cost $59,318)		61,404

	No. of Warrants
Warrant (1.1%)
Saudi Arabia (1.1%)
HSBC Bank PLC, expires 7/8/20 (a) (Cost $602)	77,981	732

	Shares
Short-Term Investments (4.6%)
Securities held as Collateral on Loaned Securities (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $861)	862,000	861

Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $2,090)	2,089,671	2,090
Total Short-Term Investments (Cost $2,951)		2,951
Total Investments (101.4%) (Cost $62,871) Including $876 of Securities Loaned (e)(f)(g)(h)		65,087
Liabilities in Excess of Other Assets (-1.4%)		(893)
Net Assets (100.0%)		$64,194

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2019, were approximately $876,000 and $902,000, respectively. The Fund received cash collateral of approximately $861,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds — Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $41,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(e)	Securities are available for collateral in connection with open foreign currency forward exchange contract.
(f)

The approximate fair value and percentage of net assets, $52,010,000 and 81.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(h)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,095,000 and the aggregate gross unrealized depreciation is approximately $4,869,000, resulting in net unrealized appreciation of approximately $2,226,000.

ADR	American Depositary Receipt.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at September 30, 2019:

Counterparty	Contract to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (000)
UBS AG	HKD	22,991	$2,944	10/17/19	$10

HKD   —  Hong Kong Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	70.0%
Banks	9.4
Diversified Consumer Services	8.7
Consumer Finance	6.8
Entertainment	5.1
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2019.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open foreign currency forward exchange contract with unrealized appreciation of $10,000.

	Shares	Value (000)
Common Stocks (98.9%)
Bangladesh (3.4%)
GrameenPhone Ltd.	458,053	$1,910
Square Pharmaceuticals Ltd.	1,216,406	3,399
		5,309
Egypt (7.4%)
Cleopatra Hospital (a)	5,124,941	1,904
Commercial International Bank Egypt SAE	878,242	4,208
Egyptian Financial Group-Hermes Holding Co.	2,711,773	3,215
Integrated Diagnostics Holdings PLC	481,288	2,214
		11,541
Indonesia (1.3%)
Mitra Adiperkasa Tbk PT	27,672,200	2,008

Kazakhstan (1.8%)
NAC Kazatomprom JSC GDR (LSE)	98,829	1,303
NAC Kazatomprom JSC GDR (LSE)	110,053	1,452
		2,755
Kenya (9.2%)
Equity Group Holdings PLC	7,486,842	2,702
KCB Group Ltd.	9,493,960	3,843
Safaricom PLC	29,752,904	7,882
		14,427
Kuwait (22.6%)
Boubyan Bank KSCP	2,192,338	3,991
Gulf Bank KSCP	2,085,982	1,906
Humansoft Holding Co. KSC	395,872	4,067
Mobile Telecommunications Co. KSC	3,450,420	6,096
National Bank of Kuwait	6,252,048	19,459
		35,519
Morocco (5.0%)
Attijariwafa Bank	100,058	4,924
Societe d’Exploitation des Ports	156,686	2,894
		7,818
Nigeria (8.6%)
Dangote Cement PLC	6,645,161	2,774
Guaranty Trust Bank PLC	58,503,586	4,707
MTN Nigeria Communications PLC	6,540,940	2,374
Nestle Nigeria PLC	961,553	3,696
		13,551
Oman (2.1%)
Bank Muscat SAOG	2,873,059	3,284

Pakistan (1.2%)
MCB Bank Ltd.	1,748,052	1,913

Philippines (2.7%)
Puregold Price Club, Inc.	2,287,400	1,724
Security Bank Corp.	654,080	2,484
		4,208
Romania (7.5%)
Banca Transilvania SA	10,658,443	5,876
BRD-Groupe Societe Generale SA	972,635	3,199
Societatea Nationala de Gaze Naturale Romgaz SA	315,930	2,683
		11,758
Russia (1.7%)
HeadHunter Group PLC ADR	140,544	2,711

Saudi Arabia (3.0%)
Bupa Arabia for Cooperative Insurance Co.	83,011	2,353
United Electronics Co.	123,148	2,399
		4,752
Singapore (1.5%)
Sea Ltd. ADR (a)	74,634	2,310

Tanzania, United Republic of (0.7%)
NMB Bank PLC (a)(b)(c)	6,718,721	1,023

United Arab Emirates (4.0%)
Network International Holdings PLC (a)	395,484	2,601
NMC Health PLC	111,161	3,702
		6,303
United Kingdom (1.1%)
Coca-Cola HBC AG (a)	55,089	1,800

United States (1.6%)
MercadoLibre, Inc. (a)	4,548	2,507

Vietnam (12.5%)
Masan Group Corp. (a)	1,395,100	4,718
Mobile World Investment Corp.	619,463	3,733
PetroVietnam Power Corp (a)	4,291,150	2,388
Sai Gon Cargo Service Corp.	331,440	2,318
Saigon Beer Alcohol Beverage Corp.	233,320	2,652
Vincom Retail JSC	2,689,333	3,846
		19,655
Total Common Stocks (Cost $134,483)		155,152

Short-Term Investment (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $299)	299,052	299

Total Investments (99.1%) (Cost $134,782) (e)(f)(g)	155,451
Other Assets in Excess of Liabilities (0.9%)	1,488
Net Assets (100.0%)	$156,939

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

At September 30, 2019, the Fund held a fair valued security valued at approximately $1,023,000, representing 0.7% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(c)	Security has been deemed illiquid at September 30, 2019.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(e)

The approximate fair value and percentage of net assets, $141,417,000 and 90.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(g)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $31,579,000 and the aggregate gross unrealized depreciation is approximately $10,910,000, resulting in net unrealized appreciation of approximately $20,669,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Banks	40.9%
Other*	37.0
Wireless Telecommunication Services	11.7
Food Products	5.4
Health Care Providers & Services	5.0
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (95.9%)
Canada (10.6%)
Brookfield Asset Management, Inc., Class A	73,423	$3,898
Canadian National Railway Co.	34,332	3,085
Constellation Software, Inc.	7,420	7,411
		14,394
France (17.2%)
Christian Dior SE	12,535	5,938
EssilorLuxottica SA	38,167	5,506
Hermes International	7,098	4,909
L’Oreal SA	18,060	5,060
Pernod Ricard SA	11,431	2,035
		23,448
Germany (1.5%)
Zalando SE (a)	46,381	2,117

India (2.8%)
HDFC Bank Ltd. ADR	67,302	3,840

Netherlands (3.2%)
Adyen N.V. (a)	6,695	4,414

New Zealand (3.8%)
Xero Ltd. (a)	121,675	5,127

United Kingdom (5.7%)
Compass Group PLC	78,866	2,029
Rentokil Initial PLC	991,941	5,704
		7,733
United States (51.1%)
Adobe, Inc. (a)	6,153	1,700
Amazon.com, Inc. (a)	2,763	4,796
Broadridge Financial Solutions, Inc.	16,384	2,039
Copart, Inc. (a)	25,153	2,021
Coupa Software, Inc. (a)	4,678	606
Ecolab, Inc.	25,241	4,999
Farfetch Ltd., Class A (a)	243,640	2,105
Gartner, Inc. (a)	12,585	1,799
HEICO Corp., Class A	19,960	1,942
Intuitive Surgical, Inc. (a)	9,585	5,175
MercadoLibre, Inc. (a)	10,812	5,960
Rollins, Inc.	62,856	2,141
S&P Global, Inc.	14,948	3,662
ServiceNow, Inc. (a)	18,964	4,814
Spotify Technology SA (a)	47,551	5,421
Twilio, Inc., Class A (a)	9,577	1,053
Twitter, Inc. (a)	132,319	5,452
Veeva Systems, Inc., Class A (a)	15,543	2,373
Walt Disney Co. (The)	36,652	4,776
Workday, Inc., Class A (a)	27,476	4,670
Zoetis, Inc.	17,238	2,148
		69,652
Total Common Stocks (Cost $114,802)		130,725

Preferred Stocks (0.2%)
United States (0.2%)
Airbnb, Inc. Series D (a)(b)(c)(d) (acquisition cost - $78; acquired 4/16/14)	1,917	251
Lookout, Inc. Series F (a)(b)(c)(d) (acquisition cost - $73; acquired 6/17/14)	6,374	17
Palantir Technologies Inc Series G (a)(b)(c)(d) (acquisition cost - $9; acquired 7/19/12)	2,935	18
Palantir Technologies, Inc. Series H (a)(b)(c)(d) (acquisition cost - $6; acquired 10/25/13)	1,572	10
Palantir Technologies, Inc. Series H1 (a)(b)(c)(d) (acquisition cost - $6; acquired 10/25/13)	1,572	10
Total Preferred Stocks (Cost $171)		306

Short-Term Investment (4.0%)
Investment Company (4.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $5,410)	5,410,232	5,410
Total Investments Excluding Purchased Options (100.1%) (Cost $120,383)		136,441
Total Purchased Options Outstanding (0.2%) (Cost $529)		268
Total Investments (100.3%) (Cost $120,912) (f)(g)(h)		136,709
Liabilities in Excess of Other Assets (-0.3%)		(407)
Net Assets (100.0%)		$136,302

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

At September 30, 2019, the Fund held fair valued securities valued at approximately $306,000, representing 0.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(c)	Security has been deemed illiquid at September 30, 2019.
(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2019 amounts to approximately $306,000 and represents 0.2% of net assets.

(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The approximate fair value and percentage of net assets, $42,839,000 and 31.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(h)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $20,798,000 and the aggregate gross unrealized depreciation is approximately $5,001,000, resulting in net unrealized appreciation of approximately $15,797,000.

ADR	American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.58	Jan - 20	21,248,072	21,248	$51	$109	$(58)
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun - 20	25,784,929	25,785	104	133	(29)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep - 20	25,839,776	25,840	112	139	(27)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct - 19	25,081,610	25,082	1	148	(147)
							$268	$529	$(261)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	32.1%
Software	17.8
Textiles, Apparel & Luxury Goods	12.0
Internet & Direct Marketing Retail	11.1
Entertainment	7.5
Commercial Services & Supplies	7.2
Information Technology Services	6.8
Capital Markets	5.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (92.4%)
China (12.6%)
Alibaba Group Holding Ltd. ADR (a)	8,219	$1,374
Tencent Holdings Ltd. ADR	21,009	875
		2,249
France (5.8%)
LVMH Moet Hennessy Louis Vuitton SE ADR	13,046	1,035

India (2.0%)
HDFC Bank Ltd. ADR	6,326	361

Japan (0.7%)
SoftBank Group Corp. ADR	6,342	124

Taiwan (5.8%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	22,364	1,040

United Kingdom (6.7%)
Diageo PLC ADR	7,365	1,204

United States (58.8%)
Diamondback Energy, Inc.	5,266	474
Estee Lauder Cos., Inc. (The), Class A	3,983	792
JPMorgan Chase & Co.	7,741	911
Lennar Corp., Class A	14,529	811
Mastercard, Inc., Class A	5,257	1,428
Microsoft Corp.	10,507	1,461
NextEra Energy, Inc.	4,512	1,051
Starbucks Corp.	9,492	839
STORE Capital Corp. REIT	24,663	923
SVB Financial Group (a)	3,653	763
VMware, Inc., Class A	1,949	293
Welltower, Inc. REIT	8,518	772
		10,518
Total Common Stocks (Cost $14,629)		16,531
Investment Companies (6.5%)
iShares Europe ETF	8,307	359
Vanguard FTSE Europe ETF	15,166	813
Total Investment Companies (Cost $1,200)		1,172
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $236)	235,751	236
Total Investments (100.2%) (Cost $16,065) (c)(d)		17,939
Liabilities in Excess of Other Assets (-0.2%)		(45)
Net Assets (100.0%)		$17,894

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(d)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,033,000 and the aggregate gross unrealized depreciation is approximately $159,000, resulting in net unrealized appreciation of approximately $1,874,000.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	23.1%
Banks	11.3
Software	9.8
Equity Real Estate Investment Trusts (REITs)	9.4
Information Technology Services	8.0
Internet & Direct Marketing Retail	7.7
Beverages	6.7
Investment Companies	6.5
Electric Utilities	5.9
Semiconductors & Semiconductor Equipment	5.8
Textiles, Apparel & Luxury Goods	5.8
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Core Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (96.6%)
Brazil (1.1%)
Cia Energetica de Minas Gerais ADR	34,520	$117

China (11.3%)
Alibaba Group Holding Ltd. ADR (a)	3,088	516
NetEase, Inc. ADR	585	156
Tencent Holdings Ltd. ADR	11,819	492
		1,164
France (6.5%)
Airbus SE ADR	7,593	246
LVMH Moet Hennessy Louis Vuitton SE	1,059	422
		668
India (1.9%)
HDFC Bank Ltd. ADR	3,508	200

Ireland (1.9%)
Ryanair Holdings PLC ADR (a)	2,898	192

Japan (1.0%)
SoftBank Group Corp. ADR	4,962	97

Panama (1.3%)
Copa Holdings SA, Class A	1,393	138

Spain (1.4%)
Banco Santander SA ADR	36,509	147

Taiwan (2.7%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,014	280

United Kingdom (6.1%)
Diageo PLC ADR	3,532	577
Royal Dutch Shell PLC ADR	879	52
		629
United States (61.4%)
American Electric Power Co., Inc.	1,403	131
Ameriprise Financial, Inc.	1,621	238
Apple, Inc.	2,172	487
Cigna Corp. (a)	415	63
Comcast Corp., Class A	4,427	200
Danaher Corp.	2,180	315
Diamondback Energy, Inc.	1,837	165
Essex Property Trust, Inc. REIT	823	269
Estee Lauder Cos., Inc. (The), Class A	1,309	260
Extra Space Storage, Inc. REIT	1,456	170
Ferrari N.V.	1,826	281
Fortune Brands Home & Security, Inc.	2,108	115
JPMorgan Chase & Co.	3,477	409
Lennar Corp., Class A	4,377	245
Lululemon Athletica, Inc. (a)	445	86
Mastercard, Inc., Class A	2,550	693
McDonald’s Corp.	737	158
Microsoft Corp.	2,474	344

NextEra Energy, Inc.	1,012	236
Northern Trust Corp.	1,250	117
PayPal Holdings, Inc. (a)	281	29
Progressive Corp. (The)	2,238	173
Starbucks Corp.	769	68
STORE Capital Corp. REIT	6,988	261
SVB Financial Group (a)	1,056	221
Target Corp.	757	81
VMware, Inc., Class A	1,371	206
Welltower, Inc. REIT	3,546	321
		6,342
Total Common Stocks (Cost $7,983)		9,974

Investment Company (2.5%)
Vanguard FTSE Europe ETF (Cost $269)	4,915	263

Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $48)	47,711	48
Total Investments (99.6%) (Cost $8,300) (c)(d)(e)		10,285
Other Assets in Excess of Liabilities (0.4%)		39
Net Assets (100.0%)		$10,324

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(d)

The approximate fair value and percentage of net assets, $422,000 and 4.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,217,000 and the aggregate gross unrealized depreciation is approximately $232,000, resulting in net unrealized appreciation of approximately $1,985,000.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	57.6%
Equity Real Estate Investment Trusts (REITs)	9.9
Banks	9.5
Information Technology Services	7.0
Beverages	5.6
Software	5.4
Internet & Direct Marketing Retail	5.0
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (97.8%)
France (6.1%)
L’Oreal SA	204,469	$57,294
Pernod Ricard SA	328,245	58,434
		115,728
Germany (5.2%)
SAP SE	837,025	98,405

Italy (1.0%)
Davide Campari-Milano SpA	2,096,376	18,956

Netherlands (3.6%)
Heineken N.V.	629,513	68,072

United Kingdom (21.0%)
British American Tobacco PLC	1,447,391	53,512
Experian PLC	1,535,964	49,072
Reckitt Benckiser Group PLC	1,844,068	143,817
RELX PLC (LSE)	1,978,152	46,933
RELX PLC (Euronext N.V.)	765,007	18,198
Unilever PLC	1,416,968	85,200
		396,732
United States (60.9%)
Abbott Laboratories	737,530	61,709
Accenture PLC, Class A	462,033	88,872
Automatic Data Processing, Inc.	390,687	63,065
Baxter International, Inc.	954,620	83,501
Becton Dickinson & Co.	235,407	59,548
Church & Dwight Co., Inc.	327,270	24,624
Coca-Cola Co. (The)	1,269,833	69,130
Danaher Corp.	494,838	71,469
Factset Research Systems, Inc.	91,276	22,177
Fidelity National Information Services, Inc.	328,608	43,626
Fox Corp., Class A	424,296	13,380
Fox Corp., Class B (a)	353,326	11,144
Microsoft Corp.	1,096,178	152,402
Moody’s Corp.	126,382	25,887
NIKE, Inc., Class B	413,736	38,858
Philip Morris International, Inc.	1,691,397	128,428
Thermo Fisher Scientific, Inc.	155,289	45,231
Visa, Inc., Class A	576,307	99,130
Zoetis, Inc.	379,347	47,263
		1,149,444
Total Common Stocks (Cost $1,455,217)		1,847,337

Short-Term Investment (2.3%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $44,293)	44,292,840	44,293

Total Investments (100.1%) (Cost $1,499,510) (c)(d)(e)	1,891,630
Liabilities in Excess of Other Assets (-0.1%)	(1,929)
Net Assets (100.0%)	$1,889,701

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $62,000 relating to the Fund’s investment in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $697,893,000 and 36.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(e)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $426,413,000 and the aggregate gross unrealized depreciation is approximately $34,293,000, resulting in net unrealized appreciation of approximately $392,120,000.

Euronext N.V.	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	15.6%
Health Care Equipment & Supplies	14.6
Software	13.3
Other*	13.1
Beverages	11.4
Tobacco	9.6
Household Products	8.9
Personal Products	7.5
Professional Services	6.0
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (98.7%)
Australia (4.8%)
APA Group (Units) (a)	319,035	$2,471
Atlas Arteria Ltd. (Units) (a)	399,675	2,106
Sydney Airport (Units) (a)	540,743	2,935
Transurban Group (Units) (a)	827,961	8,219
		15,731
Brazil (0.4%)
Energisa SA (Units) (a)	100,200	1,205

Canada (12.5%)
Enbridge, Inc.	402,975	14,144
Hydro One Ltd. (b)	353,476	6,534
Pembina Pipeline Corp.	176,608	6,546
TC Energy Corp.	266,762	13,813
		41,037
China (3.9%)
China Gas Holdings Ltd. (c)	1,732,400	6,685
China Merchants Port Holdings Co., Ltd. (c)	604,000	913
China Tower Corp. Ltd. H Shares (c)	7,542,000	1,723
ENN Energy Holdings Ltd. (c)	337,700	3,506
		12,827
France (5.5%)
Aeroports de Paris	18,920	3,365
Getlink SE	147,020	2,209
SES SA	50,900	928
Vinci SA	107,270	11,563
		18,065
Hong Kong (1.6%)
China Everbright International Ltd.	2,388,000	1,850
Hong Kong & China Gas Co., Ltd.	1,734,000	3,368
		5,218
India (1.6%)
Azure Power Global Ltd. (d)	438,910	5,267

Italy (3.0%)
Atlantia SpA	154,342	3,737
Infrastrutture Wireless Italiane SpA	167,120	1,735
Italgas SpA	239,018	1,544
Snam SpA	304,410	1,539
Terna Rete Elettrica Nazionale SpA	213,800	1,373
		9,928
Japan (1.5%)
Tokyo Gas Co., Ltd.	192,700	4,872

Mexico (6.4%)
Promotora y Operadora de Infraestructura SAB de CV	2,370,574	21,199

Netherlands (0.5%)
Koninklijke Vopak N.V.	33,030	1,696

New Zealand (0.5%)
Auckland International Airport Ltd.	289,131	1,653

Spain (6.6%)
Aena SME SA	14,430	2,645
Atlantica Yield PLC	555,772	13,389
Cellnex Telecom SA (d)	17,020	703
Ferrovial SA	132,913	3,840
Red Electrica Corp., SA	54,990	1,116
		21,693
Switzerland (0.7%)
Flughafen Zurich AG (Registered)	12,820	2,373

United Kingdom (6.7%)
John Laing Group PLC	966,341	4,360
National Grid PLC	1,090,267	11,821
Pennon Group PLC	191,621	1,948
Severn Trent PLC	65,416	1,742
United Utilities Group PLC	214,258	2,175
		22,046
United States (42.5%)
American Electric Power Co., Inc.	14,980	1,403
American Tower Corp. REIT	111,570	24,671
American Water Works Co., Inc.	50,770	6,307
Aqua America, Inc.	103,519	4,641
Atmos Energy Corp.	71,156	8,104
CenterPoint Energy, Inc.	196,800	5,939
Cheniere Energy, Inc. (d)	65,643	4,139
Consolidated Edison, Inc.	81,160	7,667
Crown Castle International Corp. REIT	98,092	13,636
Edison International	93,157	7,026
Eversource Energy	114,681	9,802
Kinder Morgan, Inc.	405,520	8,358
NiSource, Inc.	215,008	6,433
ONEOK, Inc.	112,290	8,275
SBA Communications Corp. REIT	15,360	3,704
Sempra Energy	61,219	9,037
Targa Resources Corp.	54,090	2,173
Williams Cos., Inc. (The)	331,133	7,967
Xcel Energy, Inc.	6,090	395
		139,677
Total Common Stocks (Cost $253,873)		324,487

Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $4,012)	4,012,305	4,012

Total Investments (99.9%) (Cost $257,885) Including $6,462 of Securities Loaned (f)(g)(h)	328,499
Other Assets in Excess of Liabilities (0.1%)	456
Net Assets (100.0%)	$328,955

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2019, were approximately $6,462,000 and $6,811,000, respectively. The Fund received non-cash collateral of approximately $6,811,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge, and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.
(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $13,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The approximate fair value and percentage of net assets, $102,713,000 and 31.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(h)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $75,224,000 and the aggregate gross unrealized depreciation is approximately $4,610,000, resulting in net unrealized appreciation of approximately $70,614,000.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	34.9%
Electricity Transmission & Distribution	14.7
Communications	14.3
Toll Roads	11.4
Diversified	7.8
Water	5.7
Renewables	5.7
Other*	5.5
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (93.5%)
Argentina (1.1%)
Globant SA (a)	406,918	$37,266

China (13.7%)
China Resources Beer Holdings Co., Ltd. (b)	7,109,333	37,828
Ctrip.com International Ltd. ADR (a)	895,622	26,233
Foshan Haitian Flavouring & Food Co., Ltd., Class A	3,721,776	57,427
Haidilao International Holding Ltd. (b)(c)	7,444,000	31,918
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	1,997,147	29,216
Meituan Dianping, Class B (a)(b)	6,720,100	68,526
TAL Education Group ADR (a)	5,719,155	195,824
		446,972
Denmark (4.9%)
DSV A/S	1,677,833	159,818

France (3.4%)
Hermes International	158,740	109,795

India (4.6%)
HDFC Bank Ltd.	8,596,622	148,818

Italy (3.3%)
Moncler SpA	2,976,124	106,158

Japan (5.1%)
Calbee, Inc.	1,474,000	45,962
Keyence Corp.	151,900	94,639
Nihon M&A Center, Inc.	965,200	27,351
		167,952
Korea, Republic of (0.9%)
NAVER Corp.	222,216	29,224

Switzerland (0.9%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	372	30,787

United Kingdom (2.4%)
Fevertree Drinks PLC	1,358,414	40,518
Reckitt Benckiser Group PLC	470,211	36,671
		77,189
United States (53.2%)
Adobe, Inc. (a)	462,252	127,697
Agilon Health Topco, Inc. (a)(d)(e)(f) (acquisition cost — $11,376; acquired 11/7/18)	30,083	11,963
Alphabet, Inc., Class C (a)	125,845	153,405
Amazon.com, Inc. (a)	120,463	209,113
Booking Holdings, Inc. (a)	61,151	120,016
EPAM Systems, Inc. (a)	627,116	114,336
Facebook, Inc., Class A (a)	591,533	105,340
Farfetch Ltd., Class A (a)	2,423,385	20,938
GrubHub, Inc. (a)	356,583	20,044
Intuitive Surgical, Inc. (a)	101,294	54,692
Martin Marietta Materials, Inc.	218,575	59,911
Mastercard, Inc., Class A	897,918	243,848

salesforce.com, Inc. (a)	526,701	78,183
ServiceNow, Inc. (a)	510,584	129,612
Spotify Technology SA (a)	351,311	40,049
Uber Technologies, Inc. (a)	883,827	26,930
Uber Technologies, Inc. (a)(g) (acquisition cost - $8,232; acquired 12/3/15)	168,793	5,023
Visa, Inc., Class A	784,665	134,970
Vulcan Materials Co.	376,672	56,968
Zillow Group, Inc., Class A (a)	609,691	18,013
Zillow Group, Inc., Class C (a)	199,211	5,940
		1,736,991
Total Common Stocks (Cost $2,183,084)		3,050,970

Preferred Stocks (0.3%)
United States (0.3%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost -$1,594; acquired 4/16/14)	39,153	5,131
Magic Leap Series C (a)(d)(e)(f) (acquisition cost -$3,175; acquired 12/22/15)	137,829	3,563
Total Preferred Stocks (Cost $4,769)		8,694

Short-Term Investment (6.3%)
Investment Company (6.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (h) (Cost $206,938)	206,937,913	206,938
Total Investments Excluding Purchased Options (100.1%) (Cost $2,394,791)		3,266,602
Total Purchased Options Outstanding (0.2%) (Cost $11,793)		6,423
Total Investments (100.3%) (Cost $2,406,584) (i)(j)(k)		3,273,025
Liabilities in Excess of Other Assets (-0.3%)		(10,465)
Net Assets (100.0%)		$3,262,560

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2019 amounts to approximately $20,657,000 and represents 0.6% of net assets.

(e)	Security has been deemed illiquid at September 30, 2019.
(f)

At September 30, 2019, the Fund held fair valued securities valued at approximately $20,657,000, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(g)

Security has been deemed by the investment manager to be illiquid and is subject to restrictions on resale. At September 30, 2019, this security amounted to approximately $5,023,000, which represents 0.2% of net assets of the Fund.

(h)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $323,000 relating to the Fund’s investment in the Liquidity Funds.

(i)

The approximate fair value and percentage of net assets, $1,054,657,000 and 32.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(j)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(k)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $973,466,000 and the aggregate gross unrealized depreciation is approximately $107,025,000, resulting in net unrealized appreciation of approximately $866,441,000.

ADR	American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.58	Jan - 20	491,307,627	491,308	$1,185	$2,515	$(1,330)
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun - 20	634,542,637	634,543	2,566	3,274	(708)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct - 19	456,373,516	456,374	5	2,684	(2,679)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep - 20	615,152,760	615,153	2,667	3,320	(653)
							$6,423	$11,793	$(5,370)

CNH       Chinese Yuan Renminbi Offshore

USD        United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	24.7%
Information Technology Services	15.1
Internet & Direct Marketing Retail	14.4
Software	11.4
Interactive Media & Services	9.6
Textiles, Apparel & Luxury Goods	6.6
Short-Term Investments	6.3
Diversified Consumer Services	6.0
Road & Rail	5.9
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (99.4%)
Australia (2.8%)
Dexus REIT	532,633	$4,291
GPT Group (The) REIT	1,024,749	4,266
Mirvac Group REIT	1,590,927	3,290
Scentre Group REIT	2,158,664	5,731
Stockland REIT	337,677	1,038
Vicinity Centres REIT	2,084,784	3,619
		22,235
Austria (0.1%)
Atrium European Real Estate Ltd. (a)	152,922	610

Canada (2.0%)
Boardwalk REIT	4,591	154
Crombie Real Estate Investment Trust REIT	108,212	1,291
First Capital Realty, Inc.	338,822	5,644
H&R Real Estate Investment Trust REIT	78,673	1,373
RioCan Real Estate Investment Trust REIT	316,483	6,302
SmartCentres Real Estate Investment Trust REIT	28,044	688
		15,452
China (1.2%)
China Overseas Land & Investment Ltd. (b)	1,068,000	3,379
China Resources Land Ltd. (b)	638,000	2,660
Guangzhou R&F Properties Co., Ltd. H Shares (b)	820,800	1,243
Longfor Group Holdings Ltd. (b)	502,500	1,884
		9,166
Finland (0.2%)
Kojamo Oyj	89,913	1,473

France (5.1%)
Carmila SA REIT	58,122	1,015
Covivio REIT	20,780	2,199
Gecina SA REIT	43,892	6,897
ICADE REIT	24,981	2,234
Klepierre SA REIT	417,349	14,172
Mercialys SA REIT	188,659	2,510
Unibail-Rodamco-Westfield REIT	75,460	11,001
		40,028
Germany (2.8%)
ADO Properties SA	20,037	826
Alstria Office AG REIT	138,366	2,373
Deutsche Wohnen SE	203,683	7,438
LEG Immobilien AG	12,767	1,461
Vonovia SE	188,125	9,543
		21,641
Hong Kong (8.1%)
CK Asset Holdings Ltd.	645,000	4,392
Fortune Real Estate Investment Trust REIT	169,000	194
Hang Lung Properties Ltd.	730,000	1,659
Hongkong Land Holdings Ltd.	1,777,500	10,015
Hysan Development Co., Ltd.	330,014	1,335

Link REIT	1,427,775	15,675
New World Development Co., Ltd.	2,145,758	2,803
Sino Land Co., Ltd.	611,048	922
Sun Hung Kai Properties Ltd.	1,000,867	14,470
Swire Properties Ltd.	2,499,700	7,879
Wharf Real Estate Investment Co., Ltd.	702,075	3,849
		63,193
Ireland (0.3%)
Hibernia REIT PLC	1,686,328	2,705

Japan (10.7%)
Activia Properties, Inc. REIT	290	1,481
Advance Residence Investment Corp. REIT	840	2,760
Daiwa Office Investment Corp. REIT	124	962
Frontier Real Estate Investment Corp. REIT	57	243
GLP J-REIT (a)	2,186	2,899
Hulic Co., Ltd.	122,700	1,260
Hulic REIT, Inc.	513	942
Invincible Investment Corp. REIT	767	473
Japan Excellent, Inc. REIT	477	778
Japan Hotel REIT Investment Corp.	3,367	2,510
Japan Real Estate Investment Corp. REIT	1,031	6,914
Japan Retail Fund Investment Corp. REIT	1,207	2,552
Kenedix Office Investment Corp. REIT	149	1,177
Mitsubishi Estate Co., Ltd.	685,400	13,272
Mitsui Fudosan Co., Ltd.	513,400	12,777
Mori Trust Sogo Reit, Inc.	596	1,068
Nippon Building Fund, Inc. REIT	1,223	9,392
Nippon Prologis, Inc. REIT	1,100	3,012
Nomura Real Estate Master Fund, Inc. REIT	2,193	3,960
Orix, Inc. J-REIT	492	1,074
Premier Investment Corp. REIT	596	875
Sumitomo Realty & Development Co., Ltd.	233,600	8,928
Tokyo Tatemono Co., Ltd.	32,100	453
United Urban Investment Corp. REIT	1,938	3,712
		83,474
Malta (0.0%)
BGP Holdings PLC (a)(c)(d)	12,867,024	18

Netherlands (0.6%)
Eurocommercial Properties N.V. CVA REIT	117,467	3,273
NSI N.V. REIT	20,797	899
Wereldhave N.V. REIT	23,518	523
		4,695
Norway (0.4%)
Entra ASA	164,096	2,573
Norwegian Property ASA	341,441	477
		3,050
Singapore (1.6%)
Ascendas Real Estate Investment Trust REIT	1,269,200	2,867
CapitaLand Commercial Trust REIT	1,634,095	2,446
CapitaLand Ltd.	131,500	337
CapitaLand Mall Trust REIT	1,120,600	2,133
Frasers Logistics & Industrial Trust REIT	1,315,400	1,180
Keppel DC REIT	83,400	115

Lendlease Global Commercial REIT REIT (a)	517,500	330
Mapletree Commercial Trust REIT	318,700	528
Mapletree Industrial Trust REIT	291,200	512
Mapletree Logistics Trust REIT	642,900	754
UOL Group Ltd.	235,576	1,279
		12,481
Spain (1.2%)
Inmobiliaria Colonial Socimi SA REIT	271,595	3,277
Merlin Properties Socimi SA REIT	419,538	5,861
		9,138
Sweden (0.6%)
Atrium Ljungberg AB, Class B	33,430	739
Castellum AB	40,682	871
Hufvudstaden AB, Class A	123,952	2,244
Kungsleden AB	65,117	591
		4,445
Switzerland (0.2%)
PSP Swiss Property AG (Registered)	12,878	1,635

United Kingdom (5.4%)
British Land Co., PLC (The) REIT	1,531,201	11,016
Capital & Counties Properties PLC	206,069	596
Derwent London PLC REIT	107,556	4,458
Grainger PLC	318,638	964
Great Portland Estates PLC REIT	426,743	3,935
Hammerson PLC REIT	948,897	3,309
Intu Properties PLC REIT	507,291	277
Land Securities Group PLC REIT	1,055,219	11,111
LXB Retail Properties PLC (a)	1,800,925	—@
Segro PLC REIT	205,983	2,054
Shaftesbury PLC REIT	31,081	347
St. Modwen Properties PLC	248,647	1,328
Urban & Civic PLC	630,246	2,511
		41,906
United States (56.1%)
Alexandria Real Estate Equities, Inc. REIT	39,755	6,124
American Campus Communities, Inc. REIT	92,240	4,435
American Homes 4 Rent, Class A REIT	173,322	4,487
Apartment Investment & Management Co., Class A REIT	56,779	2,960
AvalonBay Communities, Inc. REIT	146,742	31,598
Boston Properties, Inc. REIT	191,462	24,825
Brixmor Property Group, Inc. REIT	156,094	3,167
Camden Property Trust REIT	92,325	10,249
Columbia Property Trust, Inc. REIT	294,943	6,238
Cousins Properties, Inc. REIT	152,180	5,720
CubeSmart REIT	229,844	8,022
DiamondRock Hospitality Co. REIT	1,039,400	10,654
Digital Realty Trust, Inc. REIT	91,070	11,822
Duke Realty Corp. REIT	81,620	2,773
Equity Residential REIT	186,249	16,066
Essex Property Trust, Inc. REIT	23,462	7,664
Exeter Industrial Value Fund, LP (a)(c)(d)(e)	1,860,000	128
Extra Space Storage, Inc. REIT	40,395	4,719
Gaming and Leisure Properties, Inc. REIT	109,000	4,168
HCP, Inc. REIT	72,304	2,576

Healthcare Realty Trust, Inc. REIT	358,470	12,009
Healthcare Trust of America, Inc., Class A REIT	120,199	3,531
Host Hotels & Resorts, Inc. REIT	1,124,016	19,434
Hudson Pacific Properties, Inc. REIT	171,706	5,745
Invitation Homes, Inc. REIT	285,650	8,458
JBG SMITH Properties REIT	120,579	4,728
Kilroy Realty Corp. REIT	50,739	3,952
Lexington Realty Trust REIT	158,450	1,624
Liberty Property Trust REIT	57,900	2,972
Life Storage, Inc. REIT	15,464	1,630
Macerich Co. (The) REIT	631,832	19,960
Mack-Cali Realty Corp. REIT	176,130	3,815
Mid-America Apartment Communities, Inc. REIT	36,893	4,797
Paramount Group, Inc. REIT	530,866	7,087
Park Hotels & Resorts, Inc. REIT	36,362	908
ProLogis, Inc. REIT	310,153	26,431
Public Storage REIT	39,180	9,610
QTS Realty Trust, Inc., Class A REIT	9,489	488
Regency Centers Corp. REIT	122,182	8,490
RLJ Lodging Trust REIT	88,273	1,500
Senior Housing Properties Trust REIT	110,350	1,021
Simon Property Group, Inc. REIT	306,416	47,693
SL Green Realty Corp. REIT	442,715	36,192
Sunstone Hotel Investors, Inc. REIT	625,709	8,597
UDR, Inc. REIT	82,275	3,989
Ventas, Inc. REIT	10,665	779
Vornado Realty Trust REIT	212,212	13,512
Weingarten Realty Investors REIT	192,170	5,598
Welltower, Inc. REIT	55,115	4,996
		437,941
Total Common Stocks (Cost $609,062)		775,286

	No. of Rights
Right (0.0%)
Singapore (0.0%)
Keppel DC REIT, expires 10/7/19 (a) (Cost $—)	8,757	1

	Shares
Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f) (Cost $2,731)	2,730,625	2,731
Total Investments (99.8%) (Cost $611,793) (g)(h)(i)		778,018
Other Assets in Excess of Liabilities (0.2%)		1,806
Net Assets (100.0%)		$779,824

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.

(c)	Security has been deemed illiquid at September 30, 2019.
(d)

At September 30, 2019, the Fund held fair valued securities valued at approximately $146,000, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(e)

Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of $0. At September 30, 2019, this security had an aggregate market value of approximately $128,000, representing less than 0.05% of net assets.

(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $10,000 relating to the Fund’s investment in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $321,546,000 and 41.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(i)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $195,548,000 and the aggregate gross unrealized depreciation is approximately $29,323,000, resulting in net unrealized appreciation of approximately $166,225,000.

@	Value is less than $500.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	23.8%
Retail	21.3
Office	20.0
Residential	15.8
Other*	7.9
Lodging/Resorts	5.7
Industrial	5.5
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Sustain Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (97.3%)
Canada (2.8%)
Constellation Software, Inc.	722	$721

France (3.5%)
L’Oreal SA	2,110	591
Sanofi	3,310	307
		898
Germany (8.9%)
Henkel AG & Co., KGaA (Preference)	8,748	866
SAP SE	12,135	1,427
		2,293
Hong Kong (1.6%)
AIA Group Ltd.	43,000	403

Taiwan (1.3%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,335	341

United Kingdom (17.5%)
Experian PLC	7,606	243
GlaxoSmithKline PLC	39,095	837
Prudential PLC	19,296	350
Reckitt Benckiser Group PLC	20,960	1,635
RELX PLC (LSE)	23,476	557
RELX PLC (Euronext N.V.)	7,451	177
Unilever PLC	12,428	747
		4,546
United States (61.7%)
Abbott Laboratories	10,006	837
Accenture PLC, Class A	6,387	1,229
Alphabet, Inc., Class A (a)	1,084	1,324
Amphenol Corp., Class A	2,942	284
Automatic Data Processing, Inc.	4,800	775
Baxter International, Inc.	13,548	1,185
Becton Dickinson & Co.	3,329	842
Booking Holdings, Inc. (a)	77	151
Cerner Corp.	6,445	439
Church & Dwight Co., Inc.	2,806	211
Coca-Cola Co. (The)	11,457	624
Danaher Corp.	5,864	847
Factset Research Systems, Inc.	1,103	268
Fidelity National Information Services, Inc.	4,142	550
Fox Corp., Class A	5,013	158
Fox Corp., Class B (a)	5,632	178
Medtronic PLC	8,767	952
Microsoft Corp.	13,374	1,860
Moody’s Corp.	1,026	210
NIKE, Inc., Class B	5,380	505
Thermo Fisher Scientific, Inc.	2,102	612
Visa, Inc., Class A	7,974	1,372

Zoetis, Inc.	4,626	576
		15,989
Total Common Stocks (Cost $21,518)		25,191

Short-Term Investment (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $551)	550,722	551
Total Investments (99.4%) (Cost $22,069) (c)(d)(e)		25,742
Other Assets in Excess of Liabilities (0.6%)		168
Net Assets (100.0%)		$25,910

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(d)

The approximate fair value and percentage of net assets, $8,140,000 and 31.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,968,000 and the aggregate gross unrealized depreciation is approximately $295,000, resulting in net unrealized appreciation of approximately $3,673,000.

ADR	American Depositary Receipt.
LSE	London Stock Exchange.
Euronext N.V.	Euronext Amsterdam Stock Market.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	23.5%
Health Care Equipment & Supplies	18.1
Software	15.6
Information Technology Services	15.3
Household Products	10.5
Pharmaceuticals	6.7
Personal Products	5.2
Interactive Media & Services	5.1
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (89.9%)
Australia (3.5%)
Brookfield Infrastructure Partners LP	1,309,132	$64,946

Canada (5.1%)
Brookfield Asset Management, Inc., Class A	907,868	48,199
Constellation Software, Inc.	48,356	48,294
		96,493
China (6.6%)
Foshan Haitian Flavouring & Food Co., Ltd., Class A	3,443,512	53,133
Haidilao International Holding Ltd. (a)(b)(c)	4,286,000	18,377
TAL Education Group ADR (d)	1,542,190	52,805
		124,315
Denmark (9.3%)
Chr Hansen Holding A/S	588,547	49,969
DSV A/S	1,314,309	125,192
		175,161
France (10.1%)
Danone SA	314,066	27,662
Hermes International	147,587	102,081
Pernod Ricard SA	182,156	32,427
Remy Cointreau SA	207,016	27,476
		189,646
Germany (1.0%)
Rational AG	25,209	18,080

Hong Kong (2.6%)
AIA Group Ltd.	5,180,700	48,611
Hong Kong Exchanges & Clearing Ltd.	12,078	357
		48,968
India (5.7%)
HDFC Bank Ltd.	4,403,106	76,223
Kotak Mahindra Bank Ltd.	1,370,861	31,888
		108,111
Italy (5.6%)
Brunello Cucinelli SpA	421,988	13,151
Moncler SpA	2,582,471	92,116
		105,267
Japan (10.4%)
Calbee, Inc.	1,176,700	36,691
Keyence Corp.	145,600	90,714
Pigeon Corp.	1,634,200	67,341
		194,746
Netherlands (3.6%)
ASML Holding N.V.	271,994	67,509

Sweden (2.0%)
Vitrolife AB	2,338,681	38,286

Switzerland (5.3%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	788	65,215
Kuehne & Nagel International AG (Registered)	239,219	35,258
		100,473
Taiwan (1.8%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	726,796	33,782

United Kingdom (8.4%)
Diageo PLC	626,008	25,616
Fevertree Drinks PLC	985,638	29,399
Reckitt Benckiser Group PLC	487,704	38,036
Rightmove PLC	9,615,296	65,083
		158,134
United States (8.9%)
Booking Holdings, Inc. (d)	36,955	72,528
EPAM Systems, Inc. (d)	517,156	94,288
		166,816
Total Common Stocks (Cost $1,527,375)		1,690,733

Short-Term Investment (10.1%)
Investment Company (10.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $189,830)	189,830,106	189,830
Total Investments Excluding Purchased Options (100.0%) (Cost $1,717,205)		1,880,563
Total Purchased Options Outstanding (0.2%) (Cost $4,805)		3,078
Total Investments (100.2%) (Cost $1,722,010) Including $8,541 of Securities Loaned (f)(g)(h)		1,883,641
Liabilities in Excess of Other Assets (-0.2%)		(3,702)
Net Assets (100.0%)		$1,879,939

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2019, were approximately $8,541,000 and $8,894,000, respectively. The Fund received non-cash collateral of approximately $8,894,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge, and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)	Non-income producing security.
(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $201,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The approximate fair value and percentage of net assets, $1,275,891,000 and 67.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(h)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $185,092,000 and the aggregate gross unrealized depreciation is approximately $23,461,000 resulting in net unrealized appreciation of approximately $161,631,000.

ADR	American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.58	Jan - 20	161,527,226	161,527	$390	$827	$(437)
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun - 20	295,471,355	295,471	1,195	1,524	(329)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep - 20	344,233,201	344,233	1,492	1,858	(366)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct - 19	101,329,227	101,329	1	596	(595)
							$3,078	$4,805	$(1,727)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	34.6%
Textiles, Apparel & Luxury Goods	11.0
Short-Term Investments	10.1
Food Products	9.7
Road & Rail	6.7
Beverages	6.1
Banks	5.8
Household Products	5.6
Semiconductors & Semiconductor Equipment	5.4
Information Technology Services	5.0
Total Investments	100.0%

*            Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2019.

**     Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)(cont’d)

	Shares	Value (000)
Common Stocks (97.9%)
Canada (6.5%)
Barrick Gold Corp.	3,368,211	$58,270
Cameco Corp.	2,141,544	20,335
Constellation Software, Inc.	67,009	66,923
		145,528
China (3.1%)
China Petroleum & Chemical Corp. H Shares (a)	48,366,000	28,870
Tencent Holdings Ltd. (a)	950,400	40,335
		69,205
Denmark (0.4%)
Danske Bank A/S	599,251	8,343

Finland (1.0%)
Neste Oyj	691,977	22,864

France (15.3%)
AXA SA	1,519,764	38,846
L’Oreal SA	81,711	22,896
Pernod Ricard SA	375,149	66,784
Safran SA	451,842	71,229
Sanofi	760,692	70,538
Thales SA	292,671	33,684
TOTAL SA (b)	717,278	37,341
		341,318
Germany (14.8%)
Bayer AG (Registered)	693,990	48,931
Continental AG	87,133	11,186
Deutsche Post AG (Registered)	1,321,443	44,139
Fresenius SE & Co., KGaA	1,187,150	55,499
HeidelbergCement AG	293,878	21,247
Henkel AG & Co., KGaA (Preference)	787,512	77,976
SAP SE	605,026	71,130
		330,108
Hong Kong (3.2%)
AIA Group Ltd.	6,441,400	60,441
Minth Group Ltd. (b)	3,592,000	12,186
		72,627
Italy (0.8%)
Intesa Sanpaolo SpA	7,598,601	18,039

Japan (12.1%)
FANUC Corp.	154,700	29,346
Hoya Corp.	384,800	31,414
Keyence Corp.	44,100	27,476
Kirin Holdings Co., Ltd.	3,107,400	65,967
Lion Corp.	1,204,000	23,753
Shiseido Co., Ltd.	375,000	29,959
Sumitomo Mitsui Financial Group, Inc.	848,851	29,156
Toyota Motor Corp.	265,700	17,822
USS Co., Ltd.	787,000	15,350
		270,243

Korea, Republic of (2.8%)
LG Household & Health Care Ltd.	34,700	37,980
Samsung Electronics Co., Ltd.	606,639	24,751
		62,731
Netherlands (7.7%)
Heineken N.V.	593,355	64,162
ING Groep N.V.	2,989,768	31,341
Unilever N.V.	1,280,377	76,935
		172,438
Portugal (0.3%)
Banco Comercial Portugues SA	38,878,718	8,085

Singapore (1.4%)
United Overseas Bank Ltd.	1,662,400	30,796

Spain (1.2%)
Banco Bilbao Vizcaya Argentaria SA	1,874,513	9,780
Bankinter SA	2,593,573	16,397
		26,177
Switzerland (4.8%)
Alcon, Inc. (c)	163,120	9,520
Novartis AG (Registered)	688,196	59,746
Roche Holding AG (Genusschein)	128,975	37,612
		106,878
Taiwan (1.2%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	577,674	26,850

United Kingdom (21.3%)
Ashtead Group PLC	562,284	15,646
Aviva PLC	1,805,925	8,856
British American Tobacco PLC	1,633,201	60,382
BT Group PLC	5,597,777	12,300
Experian PLC	510,778	16,319
Ferguson PLC	173,000	12,640
GlaxoSmithKline PLC	3,518,439	75,314
Imperial Brands PLC	1,886,724	42,383
Man Group PLC	8,505,805	18,286
Prudential PLC	2,659,906	48,306
Reckitt Benckiser Group PLC	1,226,850	95,681
RELX PLC (Euronext N.V.)	1,608,529	38,264
RELX PLC (LSE)	1,343,280	31,870
		476,247
Total Common Stocks (Cost $1,729,856)		2,188,477

Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $24,382)	24,381,815	24,382
Total Investments (99.0%) (Cost $1,754,238) Including $48,442 of Securities Loaned (e)(f)(g)		2,212,859
Other Assets in Excess of Liabilities (1.0%)		22,074
Net Assets (100.0%)		$2,234,933

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2019, were approximately $48,442,000 and $50,446,000, respectively. The Fund received non-cash collateral of approximately $50,446,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge, and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Non-income producing security.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $52,000 relating to the Fund’s investment in the Liquidity Funds.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(f)

The approximate fair value and percentage of net assets, $2,016,099,000 and 90.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $582,924,000 and the aggregate gross unrealized depreciation is approximately $124,303,000, resulting in net unrealized appreciation of approximately $458,621,000.

ADR	American Depositary Receipt.
Euronext N.V	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	36.3%
Pharmaceuticals	13.2
Beverages	8.9
Household Products	8.9
Personal Products	7.6
Insurance	7.1
Banks	6.9
Software	6.2
Oil, Gas & Consumable Fuels	4.9
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (91.0%)
Argentina (1.6%)
Globant SA (a)	268,605	$24,599

China (23.8%)
China Resources Beer Holdings Co., Ltd. (b)	5,070,666	26,980
Ctrip.com International Ltd. ADR (a)	662,270	19,398
Foshan Haitian Flavouring & Food Co., Ltd., Class A	2,924,872	45,131
Haidilao International Holding Ltd. (b)(c)(d)	5,152,000	22,090
Huazhu Group Ltd. ADR	851,266	28,109
HUYA, Inc. ADR (a)	937,169	22,155
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	1,452,307	21,245
Kweichow Moutai Co., Ltd., Class A	155,314	25,040
Meituan Dianping, Class B (a)(b)	4,509,200	45,981
Shenzhou International Group Holdings Ltd. (b)	1,688,100	22,209
TAL Education Group ADR (a)	2,336,073	79,987
		358,325
Denmark (4.6%)
DSV A/S	720,478	68,628

France (3.6%)
Hermes International	79,079	54,696

Germany (3.7%)
Adidas AG	96,407	30,004
Nemetschek SE	495,713	25,301
		55,305
Hong Kong (1.8%)
China East Education Holdings Ltd. (a)	14,615,000	26,690
Hong Kong Exchanges & Clearing Ltd.	13,262	391
		27,081
India (6.1%)
HDFC Bank Ltd.	3,943,260	68,262
Kotak Mahindra Bank Ltd.	1,000,194	23,266
		91,528
Italy (5.2%)
Moncler SpA	2,183,972	77,902

Japan (10.3%)
Calbee, Inc.	735,900	22,947
Keyence Corp.	87,600	54,578
Nihon M&A Center, Inc.	1,249,200	35,399
Pigeon Corp.	536,200	22,095
Yume No Machi Souzou Iinkai Co. Ltd. (d)	1,403,900	20,938
		155,957
Korea, Republic of (1.9%)
NAVER Corp.	223,637	29,411

Netherlands (1.6%)
ASML Holding N.V.	97,838	24,284

Sweden (1.9%)
Vitrolife AB	1,735,522	28,412

Switzerland (1.7%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	318	26,318

Taiwan (2.7%)
Taiwan Semiconductor Manufacturing Co., Ltd.	4,696,000	41,369

United Kingdom (7.5%)
Fevertree Drinks PLC	1,318,577	39,330
Just Eat PLC (a)	3,212,760	26,389
Reckitt Benckiser Group PLC	247,074	19,269
Rightmove PLC	4,110,727	27,824
		112,812
United States (13.0%)
Booking Holdings, Inc. (a)	23,452	46,027
CEVA, Inc. (a)	252,391	7,536
EPAM Systems, Inc. (a)	384,155	70,039
Farfetch Ltd., Class A (a)	2,592,679	22,401
MercadoLibre, Inc. (a)	36,467	20,102
Spotify Technology SA (a)	266,281	30,356
		196,461
Total Common Stocks (Cost $1,231,301)		1,373,088

Short-Term Investments (9.1%)
Securities held as Collateral on Loaned Securities (0.0%)
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	454,370	454

	Face Amount (000)
Repurchase Agreements (0.0%)
Barclays Capital, Inc., (2.30%, dated 9/30/19, due 10/1/19; proceeds $31; fully collateralized by a U.S. Government obligation; 3.00% due 5/15/45; valued at $31)	$31	31
HSBC Securities USA, Inc., (1.80%, dated 9/30/19, due 10/1/19; proceeds $25; fully collateralized by U.S. Government obligations; 0.00% due 5/15/23; valued at $26)	25	25
HSBC Securities USA, Inc., (2.35%, dated 9/30/19, due 10/1/19; proceeds $19; fully collateralized by U.S. Government obligations; 0.00% due 11/14/19 - 8/15/27; valued at $19)	19	19
Merrill Lynch & Co., Inc., (2.30%, dated 9/30/19, due 10/1/19; proceeds $97; fully collateralized by U.S. Government obligations; 1.25%-2.13 due 7/15/20 - 12/31/20; valued at $99)	97	97
		172
Total Securities held as Collateral on Loaned Securities (Cost $626)		626

	Shares
Investment Company (9.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $136,513)	136,512,861	136,513
Total Short-Term Investments (Cost $137,139)		137,139
Total Investments Excluding Purchased Options (100.1%) (Cost $1,368,440)		1,510,227
Total Purchased Options Outstanding (0.2%) (Cost $5,210)		2,839
Total Investments (100.3%) (Cost $1,373,650) (f)(g)(h)		1,513,066
Liabilities in Excess of Other Assets (-0.3%)		(4,804)
Net Assets (100.0%)		$1,508,262

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2019, were approximately $15,989,000 and $16,822,000 respectively. The Fund received cash collateral of approximately $626,000, of which approximately $172,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $16,196,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $111,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(g)

The approximate fair value and percentage of net assets, $1,002,379,000 and 66.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $220,482,000 and the aggregate gross unrealized depreciation is approximately $81,066,000, resulting in net unrealized appreciation of approximately $139,416,000.

ADR	American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.58	Jan - 20	205,952,091	205,952	$497	$1,054	$(557)
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun - 20	276,248,817	276,249	1,117	1,425	(308)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep - 20	282,130,187	282,130	1,223	1,523	(300)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct - 19	205,458,191	205,458	2	1,208	(1,206)
							$2,839	$5,210	$(2,371)

CNH — Chinese Yuan Renminbi Offshore

USD — United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	44.7%
Internet & Direct Marketing Retail	13.3
Textiles, Apparel & Luxury Goods	12.2
Short-Term Investments	9.0
Beverages	7.4
Diversified Consumer Services	7.1
Food Products	6.3
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2019.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (97.1%)
Australia (6.9%)
Dexus REIT	27,492	$222
GPT Group (The) REIT	52,893	220
Mirvac Group REIT	82,116	170
Scentre Group REIT	107,685	286
Stockland REIT	14,757	45
Vicinity Centres REIT	109,136	189
		1,132
Austria (0.2%)
Atrium European Real Estate Ltd. (a)	8,036	32

China (2.7%)
China Overseas Land & Investment Ltd. (b)	54,000	171
China Resources Land Ltd. (b)	30,000	125
Guangzhou R&F Properties Co., Ltd. H Shares (b)	41,600	63
Longfor Group Holdings Ltd. (b)	25,000	93
		452
Finland (0.5%)
Kojamo Oyj	5,130	84

France (11.3%)
Carmila SA REIT	3,360	59
Covivio REIT	1,177	124
Gecina SA REIT	2,461	387
ICADE REIT	1,491	133
Klepierre SA REIT	11,692	397
Mercialys SA REIT	10,367	138
Unibail-Rodamco-Westfield REIT	4,342	633
		1,871
Germany (7.4%)
ADO Properties SA	1,406	58
Alstria Office AG REIT	7,433	128
Deutsche Wohnen SE	11,426	417
LEG Immobilien AG	702	80
Vonovia SE	10,798	548
		1,231
Hong Kong (20.1%)
CK Asset Holdings Ltd.	32,500	221
Fortune Real Estate Investment Trust REIT	8,000	9
Hang Lung Properties Ltd.	35,000	80
Hongkong Land Holdings Ltd.	87,300	492
Hysan Development Co., Ltd.	16,836	68
Link REIT	79,395	872
New World Development Co., Ltd.	106,788	139
Sino Land Co., Ltd.	34,795	53
Sun Hung Kai Properties Ltd.	50,956	737
Swire Properties Ltd.	127,900	403
Wharf Real Estate Investment Co., Ltd.	44,370	243
		3,317

Ireland (0.9%)
Hibernia REIT PLC	97,264	156

Japan (24.5%)
Activia Properties, Inc. REIT	14	72
Advance Residence Investment Corp. REIT	43	141
Daiwa Office Investment Corp. REIT	6	47
Frontier Real Estate Investment Corp. REIT	3	13
GLP J-REIT	108	143
Hulic Co., Ltd.	6,100	63
Hulic REIT, Inc.	23	42
Invincible Investment Corp. REIT	38	23
Japan Excellent, Inc. REIT	23	38
Japan Hotel REIT Investment Corp.	166	124
Japan Real Estate Investment Corp. REIT	51	342
Japan Retail Fund Investment Corp. REIT	60	127
Kenedix Office Investment Corp. REIT	8	63
Mitsubishi Estate Co., Ltd.	34,200	662
Mitsui Fudosan Co., Ltd.	25,300	630
Mori Trust Sogo Reit, Inc.	29	52
Nippon Building Fund, Inc. REIT	60	461
Nippon Prologis, Inc. REIT	29	79
Nomura Real Estate Master Fund, Inc. REIT	108	195
Orix, Inc. J-REIT	24	52
Premier Investment Corp. REIT	29	43
Sumitomo Realty & Development Co., Ltd.	11,600	443
Tokyo Tatemono Co., Ltd.	600	8
United Urban Investment Corp. REIT	95	182
		4,045
Malta (0.0%)
BGP Holdings PLC (a)(c)(d)	4,769,371	7

Netherlands (1.6%)
Eurocommercial Properties N.V. CVA REIT	6,723	187
NSI N.V. REIT	1,164	51
Wereldhave N.V. REIT	1,175	26
		264
Norway (1.0%)
Entra ASA	9,209	145
Norwegian Property ASA	16,770	23
		168
Singapore (3.7%)
Ascendas Real Estate Investment Trust REIT	64,500	146
CapitaLand Commercial Trust REIT	81,760	122
CapitaLand Ltd.	6,200	16
CapitaLand Mall Trust REIT	56,100	107
Frasers Logistics & Industrial Trust REIT	65,900	59
Keppel DC REIT	4,000	5
Lendlease Global Commercial REIT REIT (a)	24,900	16
Mapletree Commercial Trust REIT	15,300	25
Mapletree Industrial Trust REIT	14,000	25
Mapletree Logistics Trust REIT	32,200	38
UOL Group Ltd.	11,113	60
		619

Spain (3.1%)
Inmobiliaria Colonial Socimi SA REIT	15,593	188
Merlin Properties Socimi SA REIT	23,757	332
		520
Sweden (1.5%)
Atrium Ljungberg AB, Class B	1,902	42
Castellum AB	2,033	43
Hufvudstaden AB, Class A	6,877	124
Kungsleden AB	3,375	31
		240
Switzerland (0.6%)
PSP Swiss Property AG (Registered)	710	90

United Kingdom (11.1%)
British Land Co., PLC (The) REIT	60,867	438
Capital & Counties Properties PLC	12,643	37
Derwent London PLC REIT	3,742	155
Grainger PLC	19,612	59
Great Portland Estates PLC REIT	13,942	129
Hammerson PLC REIT	54,868	191
Intu Properties PLC REIT	32,675	18
Land Securities Group PLC REIT	42,018	443
LXB Retail Properties PLC (a)	102,398	—@
Segro PLC REIT	11,270	112
Shaftesbury PLC REIT	2,056	23
St. Modwen Properties PLC	14,326	77
Urban & Civic PLC	35,229	140
Workspace Group PLC REIT	797	9
		1,831
Total Common Stocks (Cost $13,477)		16,059

	No. of Rights
Right (0.0%)
Singapore (0.0%)
Keppel DC REIT, expires 10/7/19 (a) (Cost $—)	420	—@

	Shares	Value (000)
Short-Term Investment (2.3%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $385)	384,507	385
Total Investments (99.4%) (Cost $13,862) (f)(g)(h)		16,444
Other Assets in Excess of Liabilities (0.6%)		98
Net Assets (100.0%)		$16,542

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

At September 30, 2019, the Fund held a fair valued security valued at approximately $7,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(d)	Security has been deemed illiquid at September 30, 2019.
(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(f)

The approximate fair value and percentage of net assets, $16,036,000 and 96.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(h)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,404,000 and the aggregate gross unrealized depreciation is approximately $822,000, resulting in net unrealized appreciation of approximately $2,582,000.

@	Value is less than $500.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	44.6%
Retail	20.1
Office	18.5
Residential	9.5
Other*	7.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (92.9%)
Aerospace & Defense (1.4%)
HEICO Corp., Class A	60,908	$5,927

Capital Markets (1.6%)
S&P Global, Inc.	28,375	6,951

Chemicals (5.1%)
Ecolab, Inc.	111,478	22,077

Commercial Services & Supplies (6.4%)
Copart, Inc. (a)	132,626	10,654
Rollins, Inc.	318,658	10,857
Waste Connections, Inc.	68,906	6,339
		27,850
Containers & Packaging (1.6%)
Ball Corp.	92,467	6,732

Diversified Consumer Services (1.7%)
ServiceMaster Global Holdings, Inc. (a)	134,630	7,526

Entertainment (7.8%)
Spotify Technology SA (a)	113,944	12,990
Walt Disney Co. (The)	161,636	21,064
		34,054
Health Care Equipment & Supplies (6.6%)
Danaher Corp.	47,267	6,827
Intuitive Surgical, Inc. (a)	40,190	21,700
		28,527
Health Care Technology (2.7%)
Veeva Systems, Inc., Class A (a)	77,879	11,891

Hotels, Restaurants & Leisure (1.5%)
Starbucks Corp.	72,288	6,392

Industrial Conglomerates (1.4%)
Roper Technologies, Inc.	17,576	6,268

Information Technology Services (5.3%)
Broadridge Financial Solutions, Inc.	82,000	10,203
Gartner, Inc. (a)	66,886	9,564
Twilio, Inc., Class A (a)	30,307	3,333
		23,100
Interactive Media & Services (8.8%)
Alphabet, Inc., Class C (a)	8,806	10,734
Facebook, Inc., Class A (a)	32,384	5,767
Twitter, Inc. (a)	533,229	21,969
		38,470
Internet & Direct Marketing Retail (8.6%)
Amazon.com, Inc. (a)	16,274	28,250

MercadoLibre, Inc. (a)	16,938	9,337
		37,587
Personal Products (2.6%)
Estee Lauder Cos., Inc. (The), Class A	56,719	11,284

Pharmaceuticals (4.0%)
Elanco Animal Health, Inc. (a)	239,278	6,362
Zoetis, Inc.	90,014	11,215
		17,577
Professional Services (1.7%)
Verisk Analytics, Inc.	45,451	7,188

Road & Rail (2.4%)
Union Pacific Corp.	65,691	10,641

Software (18.5%)
Adobe, Inc. (a)	25,974	7,175
Autodesk, Inc. (a)	47,352	6,994
Constellation Software, Inc. (Canada)	16,735	16,713
Coupa Software, Inc. (a)	14,803	1,918
Intuit, Inc.	23,301	6,197
ServiceNow, Inc. (a)	82,766	21,010
Workday, Inc., Class A (a)	121,720	20,688
		80,695
Textiles, Apparel & Luxury Goods (3.2%)
LVMH Moet Hennessy Louis Vuitton SE (France)	34,724	13,823
Total Common Stocks (Cost $334,279)		404,560

Short-Term Investment (6.9%)
Investment Company (6.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $30,110)	30,109,632	30,110
Total Investments Excluding Purchased Options (99.8%) (Cost $364,389)		434,670
Total Purchased Options Outstanding (0.2%) (Cost $1,357)		783
Total Investments (100.0%) (Cost $365,746) (c)(d)(e)		435,453
Liabilities in Excess of Other Assets (0.0%) (f)		(107)
Net Assets (100.0%)		$435,346

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $29,000 relating to the Fund’s investment in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $13,823,000 and 3.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(e)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $75,233,000 and the aggregate gross unrealized depreciation is approximately $5,526,000, resulting in net unrealized appreciation of approximately $69,707,000.

(f)	Amount is less than 0.05%.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.58	Jan - 20	54,647,487	54,647	$132	$280	$(148)
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun - 20	73,805,968	73,806	298	381	(83)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep - 20	81,340,578	81,341	353	439	(86)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct - 19	43,802,720	43,803	—@	257	(257)
							$783	$1,357	$(574)

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	25.8%
Software	18.6
Interactive Media & Services	8.9
Internet & Direct Marketing Retail	8.6
Entertainment	7.8
Short-Term Investments	6.9
Health Care Equipment & Supplies	6.6
Commercial Services & Supplies	6.4
Information Technology Services	5.3
Chemicals	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (95.6%)
Biotechnology (0.8%)
Alnylam Pharmaceuticals, Inc. (a)	406,022	$32,652
Moderna, Inc. (a)(b)	1,298,888	20,679
		53,331
Chemicals (5.3%)
Ecolab, Inc.	1,816,539	359,747

Entertainment (11.2%)
Netflix, Inc. (a)	534,165	142,953
Spotify Technology SA (a)	2,360,746	269,125
Walt Disney Co. (The)	2,650,004	345,349
		757,427
Health Care Equipment & Supplies (7.7%)
DexCom, Inc. (a)	904,771	135,028
Intuitive Surgical, Inc. (a)	709,802	383,243
		518,271
Health Care Services (2.1%)
Covetrus, Inc. (a)	3,882,112	46,158
Guardant Health, Inc. (a)	1,510,691	96,428
		142,586
Health Care Technology (3.7%)
Agilon Health Topco, Inc. (a)(c)(d)(e) (acquisition cost — $25,030; acquired 11/7/18)	66,188	26,320
Veeva Systems, Inc., Class A (a)	1,454,468	222,083
		248,403
Household Durables (2.1%)
Roku, Inc. (a)	1,409,616	143,443

Information Technology Services (12.9%)
Adyen N.V. (Netherlands) (a)	146,778	96,779
MongoDB, Inc. (a)	854,655	102,969
Okta, Inc. (a)	995,752	98,042
Shopify, Inc., Class A (Canada) (a)	788,223	245,657
Square, Inc., Class A (a)	1,449,132	89,774
Twilio, Inc., Class A (a)	2,211,047	243,127
		876,348
Interactive Media & Services (11.6%)
Alphabet, Inc., Class C (a)	166,052	202,417
Facebook, Inc., Class A (a)	570,439	101,584
Snap, Inc., Class A (a)	6,648,217	105,042
Twitter, Inc. (a)	9,105,568	375,149
		784,192
Internet & Direct Marketing Retail (12.5%)
Amazon.com, Inc. (a)	284,979	494,697
Chewy, Inc., Class A (a)	1,877,021	46,137
Farfetch Ltd., Class A (a)	6,252,498	54,022
MercadoLibre, Inc. (a)	301,150	166,003

Wayfair, Inc., Class A (a)	761,229	85,349
		846,208
Life Sciences Tools & Services (4.9%)
Illumina, Inc. (a)	1,092,911	332,485

Road & Rail (3.4%)
Uber Technologies, Inc. (a)(b)	4,867,640	148,317
Uber Technologies, Inc. (a)(f) (acquisition cost - $54,173; acquired 12/3/15)	1,110,729	33,055
Union Pacific Corp.	316,893	51,330
		232,702
Semiconductors & Semiconductor Equipment (1.7%)
NVIDIA Corp.	646,058	112,459

Software (15.7%)
Atlassian Corp., PLC, Class A (United Kingdom) (a)	811,788	101,831
Coupa Software, Inc. (a)	1,306,664	169,304
ServiceNow, Inc. (a)	981,293	249,101
Slack Technologies, Inc., Class A (a)	9,474,706	224,835
Trade Desk, Inc. (The), Class A (a)	443,915	83,256
Workday, Inc., Class A (a)	1,385,376	235,459
		1,063,786
Total Common Stocks (Cost $5,240,462)		6,471,388

Preferred Stocks (1.3%)
Electronic Equipment, Instruments & Components (0.3%)
Magic Leap Series C (a)(c)(d)(e) (acquisition cost -$18,812; acquired 12/22/15)	816,725	21,112

Internet & Direct Marketing Retail (1.0%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost - $20,638; acquired 4/16/14)	506,928	66,433
Total Preferred Stocks (Cost $39,450)		87,545

Short-Term Investments (4.7%)
Securities held as Collateral on Loaned Securities (2.3%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	114,735,199	114,735

	Face Amount (000)	Value (000)
Repurchase Agreements (0.6%)
Barclays Capital, Inc., (2.30%, dated 9/30/19, due 10/1/19; proceeds $7,796; fully collateralized by a U.S. Government obligation; 3.00% due 5/15/45; valued at $7,951)	$7,796	7,796
HSBC Securities USA, Inc., (1.80%, dated 9/30/19, due 10/1/19; proceeds $6,370; fully collateralized by U.S. Government obligations; 0.00% due 5/15/23; valued at $6,497)	6,369	6,369
HSBC Securities USA, Inc., (2.35%, dated 9/30/19, due 10/1/19; proceeds $4,756; fully collateralized by U.S. Government obligations; 0.00% due 11/14/19 - 8/15/27; valued at $4,851)	4,756	4,756

Merrill Lynch & Co., Inc., (2.30%, dated 9/30/19, due 10/1/19; proceeds $24,420; fully collateralized by U.S. Government obligations; 1.25% - 2.13% due 7/15/20 - 12/31/20; valued at $24,907)	24,418	24,418
		43,339
Total Securities held as Collateral on Loaned Securities (Cost $158,074)		158,074

	Shares	Value (000)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $161,311)	161,310,683	161,311
Total Short-Term Investments (Cost $319,385)		319,385
Total Investments Excluding Purchased Options (101.6%) (Cost $5,599,297)		6,878,318
Total Purchased Options Outstanding (0.2%) (Cost $26,321)		14,386
Total Investments (101.8%) (Cost $5,625,618) Including $156,298 of Securities Loaned (h)(i)(j)		6,892,704
Liabilities in Excess of Other Assets (-1.8%)		(124,449)
Net Assets (100.0%)		$6,768,255

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2019, were approximately $156,298,000 and $159,068,000, respectively. The Fund received cash collateral of approximately $158,074,000, which was subsequently invested in Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $994,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)

At September 30, 2019, the Fund held fair valued securities valued at approximately $113,865,000, representing 1.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(d)	Security has been deemed illiquid at September 30, 2019.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2019 amounts to approximately $113,865,000 and represents 1.7% of net assets.

(f)

Security has been deemed by the investment manager to be illiquid and is subject to restrictions on resale. At September 30, 2019, this security amounted to approximately $33,055,000, which represents 0.5% of net assets of the Fund.

(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $424,000 relating to the Fund’s investment in the Liquidity Funds.

(h)

The approximate fair value and percentage of net assets, $96,779,000 and 1.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(j)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately 1,902,979,000 and the aggregate gross unrealized depreciation is approximately $635,893,000, resulting in net unrealized appreciation of approximately $1,267,086,000.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.58	Jan - 20	1,126,276,241	1,126,276	$2,717	$5,766	$(3,049)
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun - 20	1,458,816,594	1,458,817	5,899	7,527	(1,628)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct - 19	996,202,179	996,202	11	5,858	(5,847)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep - 20	1,328,514,158	1,328,514	5,759	7,170	(1,411)
							$14,386	$26,321	$(11,935)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	16.6%
Software	15.8
Internet & Direct Marketing Retail	13.6
Information Technology Services	13.0
Interactive Media & Services	11.7
Entertainment	11.3
Health Care Equipment & Supplies	7.7
Chemicals	5.4
Life Sciences Tools & Services	4.9
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2019.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)(cont’d)

	Shares	Value (000)
Common Stocks (94.2%)
Biotechnology (1.8%)
Alnylam Pharmaceuticals, Inc. (a)	12,255	$985
Editas Medicine, Inc. (a)	41,077	934
Intellia Therapeutics, Inc. (a)(b)	62,079	829
Moderna, Inc. (a)(b)	39,046	622
		3,370
Diversified Consumer Services (4.5%)
Chegg, Inc. (a)	170,977	5,121
ServiceMaster Global Holdings, Inc. (a)	60,013	3,355
		8,476
Diversified Telecommunication Services (1.5%)
Anterix, Inc. (a)	78,919	2,857

Electronic Equipment, Instruments & Components (1.9%)
Cognex Corp.	71,107	3,493

Health Care Equipment & Supplies (4.9%)
Penumbra, Inc. (a)	34,375	4,623
Quotient Ltd. (a)(b)	391,733	3,044
Shockwave Medical, Inc. (a)(b)	54,885	1,643
		9,310
Health Care Providers & Services (6.1%)
Covetrus, Inc. (a)	145,195	1,726
Guardant Health, Inc. (a)	80,068	5,111
HealthEquity, Inc. (a)	82,071	4,690
		11,527
Health Care Technology (7.8%)
Inspire Medical Systems, Inc. (a)	187,886	11,466
Phreesia, Inc. (a)	134,667	3,264
		14,730
Household Durables (0.2%)
Mohawk Group Holdings, Inc. (a)	54,208	424

Information Technology Services (8.6%)
LiveRamp Holdings, Inc. (a)	206,377	8,866
MongoDB, Inc. (a)	38,050	4,584
Wix.com Ltd. (Israel) (a)	23,836	2,783
		16,233
Insurance (1.4%)
Trupanion, Inc. (a)(b)	107,236	2,726

Internet & Direct Marketing Retail (8.3%)
Etsy, Inc. (a)	57,260	3,235
Farfetch Ltd., Class A (a)	291,941	2,523
MakeMyTrip Ltd. (a)	122,932	2,789
Overstock.com, Inc. (a)(b)	194,593	2,061
RealReal, Inc. (The) (a)(b)	99,378	2,222
Stitch Fix, Inc., Class A (a)(b)	150,378	2,895
		15,725

Life Sciences Tools & Services (7.7%)
10X Genomics, Inc., Class A (a)	85,858	4,327
Adaptive Biotechnologies Corp. (a)	35,067	1,084
NanoString Technologies, Inc. (a)	425,955	9,196
		14,607
Media (1.5%)
New York Times Co. (The), Class A	100,986	2,876

Pharmaceuticals (1.0%)
Intersect ENT, Inc. (a)	113,486	1,930

Professional Services (3.0%)
Upwork, Inc. (a)	432,643	5,756

Real Estate Management & Development (3.4%)
FirstService Corp. (Canada)	32,026	3,283
Redfin Corp. (a)(b)	181,337	3,054
		6,337
Software (20.8%)
Appian Corp. (a)	95,211	4,522
Avalara, Inc. (a)	92,472	6,222
Coupa Software, Inc. (a)	49,809	6,454
Elastic N.V. (a)	60,259	4,962
Instructure, Inc. (a)	77,598	3,006
Pagerduty, Inc. (a)(b)	165,027	4,662
Smartsheet, Inc., Class A (a)	173,548	6,253
Xero Ltd. (New Zealand) (a)	79,527	3,351
		39,432
Textiles, Apparel & Luxury Goods (1.6%)
Brunello Cucinelli SpA (Italy)	94,284	2,938

Thrifts & Mortgage Finance (1.3%)
LendingTree, Inc. (a)	7,831	2,431

Trading Companies & Distributors (6.9%)
EVI Industries, Inc. (b)	90,552	2,891
Watsco, Inc.	59,789	10,115
		13,006
Total Common Stocks (Cost $172,686)		178,184

Preferred Stocks (5.8%)
Health Care Technology (4.1%)
Grand Rounds, Inc. Series B (a)(c)(d)(e) (acquisition cost - $3,362; acquired 7/3/14)	3,269,139	7,715

Software (1.7%)
Lookout, Inc. Series F (a)(c)(d)(e) (acquisition cost - $13,476; acquired 06/17/14)	1,179,743	3,185
Total Preferred Stocks (Cost $16,838)		10,900

Short-Term Investments (9.8%)
Securities held as Collateral on Loaned Securities (9.1%)
Investment Company (6.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	12,492,815	12,493

	Face Amount (000)	Value (000)
Repurchase Agreements (2.5%)
Barclays Capital, Inc., (2.30%, dated 9/30/19, due 10/1/19; proceeds $849; fully collateralized by a U.S. Government obligation; 3.00% due 05/15/45; valued at $866)	$849	849
HSBC Securities USA, Inc., (1.80%, dated 9/30/19, due 10/1/19; proceeds $693; fully collateralized by U.S. Government obligations; 0.00% due 5/15/23; valued at $707)	693	693
HSBC Securities USA, Inc., (2.35%, dated 9/30/19, due 10/1/19; proceeds $518; fully collateralized by U.S. Government obligations; 0.00% due 11/14/19 - 08/15/27; valued at $528)	518	518
Merrill Lynch & Co., Inc., (2.30%, dated 9/30/19, due 10/1/19; proceeds $2,659; fully collateralized by U.S. Government obligations; 1.25% - 2.13% due 7/15/20 - 12/31/20; valued at $2,712)	2,659	2,659
		4,719
Total Securities held as Collateral on Loaned Securities (Cost $17,212)		17,212

	Shares
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $1,250)	1,250,216	1,250
Total Short-Term Investments (Cost $18,462)		18,462
Total Investments Excluding Purchased Options (109.8%) (Cost $207,986)		207,546
Total Purchased Options Outstanding (0.2%) (Cost $941)		457
Total Investments (110.0%) (Cost $208,927) Including $17,892 of Securities Loaned (g)(h)(i)		208,003
Liabilities in Excess of Other Assets (-10.0%)		(18,825)
Net Assets (100.0%)		$189,178

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2019, were approximately $17,892,000 and $17,927,000, respectively. The Fund received cash collateral of approximately $17,212,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $715,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)

At September 30, 2019, the Fund held fair valued securities valued at approximately $10,900,000, representing 5.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(d)	Security has been deemed illiquid at September 30, 2019.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2019 amounts to approximately $10,900,000 and represents 5.8% of net assets.

(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $16,000 relating to the Fund’s investment in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $6,289,000 and 3.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(i)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $30,683,000 and the aggregate gross unrealized depreciation is approximately $31,607,000, resulting in net unrealized depreciation of approximately $924,000.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.58	Jan - 20	42,271,883	42,272	$101	$216	$(115)
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun - 20	47,224,306	47,224	191	244	(53)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep - 20	37,829,268	37,829	164	204	(40)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct - 19	47,079,506	47,080	1	277	(276)
							$457	$941	$(484)

CNH	Chinese Yuan Renminbi Offshore
USD	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	28.5%
Software	22.4
Health Care Technology	11.8
Information Technology Services	8.5
Internet & Direct Marketing Retail	8.3
Life Sciences Tools & Services	7.7
Trading Companies & Distributors	6.8
Health Care Providers & Services	6.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2019.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

U.S. Core Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (85.2%)
Banks (6.8%)
JPMorgan Chase & Co.	5,689	$669
SVB Financial Group (a)	1,989	416
		1,085
Building Products (3.1%)
Fortune Brands Home & Security, Inc.	9,148	500

Capital Markets (7.4%)
Ameriprise Financial, Inc.	2,989	440
Charles Schwab Corp. (The)	7,925	331
Northern Trust Corp.	4,295	401
		1,172
Construction & Engineering (0.2%)
Quanta Services, Inc.	720	27

Electric Utilities (3.9%)
American Electric Power Co., Inc.	2,080	195
NextEra Energy, Inc.	1,836	428
		623
Electronic Equipment, Instruments & Components (0.2%)
IPG Photonics Corp. (a)	203	27

Equity Real Estate Investment Trusts (REITs) (10.5%)
Essex Property Trust, Inc. REIT	1,316	430
Extra Space Storage, Inc. REIT	2,477	289
STORE Capital Corp. REIT	12,451	466
Welltower, Inc. REIT	5,365	486
		1,671
Health Care Equipment & Supplies (3.6%)
Danaher Corp.	3,945	570

Health Care Providers & Services (1.7%)
Cigna Corp. (a)	1,780	270

Health Care Technology (1.7%)
Veeva Systems, Inc., Class A (a)	1,735	265

Hotels, Restaurants & Leisure (6.3%)
McDonald’s Corp.	2,525	542
Starbucks Corp.	5,116	452
		994
Household Durables (3.1%)
Lennar Corp., Class A	8,679	485

Information Technology Services (7.1%)
Mastercard, Inc., Class A	3,668	996
PayPal Holdings, Inc. (a)	1,201	125
		1,121

Insurance (1.2%)
Progressive Corp. (The)	2,429	188

Interactive Media & Services (2.2%)
Alphabet, Inc., Class A (a)	288	352

Media (0.5%)
Comcast Corp., Class A	1,915	86

Oil, Gas & Consumable Fuels (2.4%)
Continental Resources, Inc. (a)	4,374	134
Diamondback Energy, Inc.	2,789	251
		385
Personal Products (3.6%)
Estee Lauder Cos., Inc. (The), Class A	2,851	567

Software (9.7%)
Microsoft Corp.	9,166	1,275
VMware, Inc., Class A	1,781	267
		1,542
Specialty Retail (2.3%)
Home Depot, Inc. (The)	1,588	368

Tech Hardware, Storage & Peripherals (5.0%)
Apple, Inc.	3,551	795

Textiles, Apparel & Luxury Goods (2.5%)
Lululemon Athletica, Inc. (a)	2,076	400

Trading Companies & Distributors (0.2%)
United Rentals, Inc. (a)	213	27
Total Common Stocks (Cost $10,436)		13,520

Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $72)	71,579	72
Total Investments (85.7%) (Cost $10,508) (c)(d)		13,592
Other Assets in Excess of Liabilities (14.3%)		2,263
Net Assets (100.0%)		$15,855

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(d)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,254,000 and the aggregate gross unrealized depreciation is approximately $170,000, resulting in net unrealized appreciation of approximately $3,084,000.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	38.3%
Equity Real Estate Investment Trusts (REITs)	12.3
Software	11.3
Capital Markets	8.6
Information Technology Services	8.3
Banks	8.0
Hotels, Restaurants & Leisure	7.3
Tech Hardware, Storage & Peripherals	5.9
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (99.2%)
Apartments (17.4%)
American Campus Communities, Inc. REIT	39,710	$1,909
Apartment Investment & Management Co., Class A REIT	27,846	1,452
AvalonBay Communities, Inc. REIT	65,466	14,097
Camden Property Trust REIT	47,111	5,230
Equity Residential REIT	95,871	8,270
Essex Property Trust, Inc. REIT	11,283	3,686
Mid-America Apartment Communities, Inc. REIT	17,315	2,251
UDR, Inc. REIT	38,541	1,868
		38,763
Data Centers (2.9%)
Digital Realty Trust, Inc. REIT	42,330	5,495
QTS Realty Trust, Inc., Class A REIT	19,478	1,001
		6,496
Diversified (5.6%)
JBG SMITH Properties REIT	57,694	2,262
Lexington Realty Trust REIT	74,520	764
Mack-Cali Realty Corp. REIT	102,311	2,216
Vornado Realty Trust REIT	114,734	7,305
		12,547
Health Care (6.2%)
HCP, Inc. REIT	37,987	1,354
Healthcare Realty Trust, Inc. REIT	170,924	5,726
Healthcare Trust of America, Inc., Class A REIT	56,954	1,673
Senior Housing Properties Trust REIT	53,160	492
Ventas, Inc. REIT	13,449	982
Welltower, Inc. REIT	38,359	3,477
		13,704
Industrial (6.5%)
Duke Realty Corp. REIT	18,745	637
Exeter Industrial Value Fund, LP (a)(b)(c)(d)	7,905,000	541
Liberty Property Trust REIT	28,660	1,471
ProLogis, Inc. REIT	139,229	11,865
		14,514
Lodging/Resorts (9.1%)
DiamondRock Hospitality Co. REIT	509,221	5,219
Host Hotels & Resorts, Inc. REIT	574,708	9,937
Park Hotels & Resorts, Inc. REIT	23,385	584
RLJ Lodging Trust REIT	17,026	289
Sunstone Hotel Investors, Inc. REIT	308,658	4,241
		20,270
Office (23.5%)
Alexandria Real Estate Equities, Inc. REIT	17,577	2,708
Boston Properties, Inc. REIT	106,713	13,836
Columbia Property Trust, Inc. REIT	141,529	2,993
Cousins Properties, Inc. REIT	84,280	3,168
Hudson Pacific Properties, Inc. REIT	121,084	4,052
Kilroy Realty Corp. REIT	23,527	1,833
Paramount Group, Inc. REIT	270,094	3,606

SL Green Realty Corp. REIT	248,677	20,329
		52,525
Regional Malls (14.6%)
Macerich Co. (The) REIT	302,004	9,541
Simon Property Group, Inc. REIT	148,617	23,133
		32,674
Self Storage (5.3%)
CubeSmart REIT	104,771	3,656
Extra Space Storage, Inc. REIT	20,130	2,352
Life Storage, Inc. REIT	9,919	1,045
Public Storage REIT	19,589	4,805
		11,858
Shopping Centers (4.3%)
Brixmor Property Group, Inc. REIT	79,687	1,617
Regency Centers Corp. REIT	75,916	5,275
Weingarten Realty Investors REIT	93,910	2,736
		9,628
Single Family Homes (2.7%)
American Homes 4 Rent, Class A REIT	95,846	2,482
Invitation Homes, Inc. REIT	121,253	3,590
		6,072
Specialty (1.1%)
Gaming and Leisure Properties, Inc. REIT	64,655	2,472
Total Common Stocks (Cost $169,851)		221,523

Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $1,011)	1,011,239	1,011
Total Investments (99.7%) (Cost $170,862) (f)(g)		222,534
Other Assets in Excess of Liabilities (0.3%)		748
Net Assets (100.0%)		$223,282

(a)	Non-income producing security.
(b)

Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $0. At September 30, 2019, this security had an aggregate market value of approximately $541,000, representing 0.2% of net assets.

(c)	Security has been deemed illiquid at September 30, 2019.
(d)

At September 30, 2019, the Fund held a fair valued security valued at approximately $541,000, representing 0.2% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(g)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $60,439,000 and the aggregate gross unrealized depreciation is approximately $8,767,000, resulting in net unrealized appreciation of approximately $51,672,000.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Office	23.6%
Apartments	17.4
Regional Malls	14.7
Other*	11.6
Lodging/Resorts	9.1
Industrial	6.5
Health Care	6.2
Diversified	5.6
Self Storage	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (87.0%)
Argentina (1.4%)
Corporate Bonds (1.4%)
Pampa Energia SA,
9.13%, 4/15/29 (a)	$150		$119
Province of Santa Fe,
6.90%, 11/1/27 (a)		400	246
Provincia de Cordoba,
7.45%, 9/1/24 (a)		330	192
Provincia de Entre Rios Argentina,
8.75%, 2/8/25 (a)		230	116
Provincia de Rio Negro,
7.75%, 12/7/25 (a)		150	58
Telecom Argentina SA,
8.00%, 7/18/26 (a)		50	44
			775
Azerbaijan (0.4%)
Sovereign (0.4%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32		210	204

Bahrain (0.6%)
Sovereign (0.6%)
Bahrain Government International Bond,
7.50%, 9/20/47		300	342

Belarus (0.4%)
Sovereign (0.4%)
Republic of Belarus International Bond,
6.20%, 2/28/30 (a)		200	211

Brazil (8.6%)
Corporate Bonds (3.4%)
CSN Resources SA,
7.63%, 4/17/26 (a)		260	270
Embraer Netherlands Finance BV,
5.05%, 6/15/25		240	263
5.40%, 2/1/27		82	93
Hidrovias International Finance SARL,
5.95%, 1/24/25 (a)		200	205
5.95%, 1/24/25		400	411
JBS Investments II GmbH,
5.75%, 1/15/28 (a)		200	209
Minerva Luxembourg SA,
5.88%, 1/19/28 (a)		200	201
Suzano Austria GmbH,
7.00%, 3/16/47		200	229
			1,881
Sovereign (5.2%)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21 – 1/1/27	BRL	10,629	2,904
			4,785

Chile (1.5%)
Corporate Bond (0.4%)
Geopark Ltd.,
6.50%, 9/21/24 (a)	$200	207

Sovereign (1.1%)
Bonos de la Tesoreria de la Republica en pesos,
4.50%, 3/1/26	CLP	405,000	610
817
China (2.9%)
Corporate Bonds (2.9%)
China Aoyuan Group Ltd.,
5.38%, 9/13/22	$230	224
China Evergrande Group,
8.25%, 3/23/22	250	224
China SCE Group Holdings Ltd.,
7.38%, 4/9/24	250	239
Country Garden Holdings Co. Ltd.,
7.25%, 4/8/26	260	274
Kaisa Group Holdings Ltd.,
11.75%, 2/26/21	270	275
Sunac China Holdings Ltd.,
7.88%, 2/15/22	400	399
1,635
Colombia (5.2%)
Corporate Bonds (3.2%)
Canacol Energy Ltd.,
7.25%, 5/3/25 (a)	400	425
Gran Tierra Energy, Inc.,
7.75%, 5/23/27 (a)	230	217
Millicom International Cellular SA,
6.00%, 3/15/25	685	712
Termocandelaria Power Ltd.,
7.88%, 1/30/29 (a)	400	442
1,796
Sovereign (2.0%)
Colombian TES,
Series B
6.00%, 4/28/28	COP	1,852,200	539
7.00%, 6/30/32	253,800	78
7.50%, 8/26/26	1,138,000	364
10.00%, 7/24/24	454,100	158
1,139
2,935
Dominican Republic (1.2%)
Corporate Bond (0.8%)
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It, (Units)
7.95%, 5/11/26 (a)(b)	$400	427

Sovereign (0.4%)
Dominican Republic International Bond,
9.75%, 6/5/26 (a)	DOP	10,550	208
			635
Ecuador (0.5%)
Sovereign (0.5%)
Ecuador Government International Bond,
8.88%, 10/23/27	$290		290

Egypt (2.6%)
Corporate Bond (0.6%)
African Export-Import Bank (The),
3.99%, 9/21/29 (a)	340		341

Sovereign (2.0%)
Egypt Government Bond,
15.90%, 7/2/24	EGP	9,250	601
Egypt Government International Bond,
4.75%, 4/16/26	EUR	100	112
6.38%, 4/11/31 (a)	330		375
			1,088
			1,429
El Salvador (0.4%)
Sovereign (0.4%)
El Salvador Government International Bond,
8.63%, 2/28/29 (a)	$80		94
Republic Of El Salvador,
7.12%, 1/20/50 (a)	150		153
			247
Georgia (0.7%)
Corporate Bonds (0.7%)
Bank of Georgia JSC,
11.00%, 6/1/20 (a)	GEL	500	168
TBC Bank JSC,
5.75%, 6/19/24 (a)	$200		202
			370
Ghana (1.6%)
Corporate Bond (0.7%)
Kosmos Energy Ltd.,
7.13%, 4/4/26 (a)	400		415

Sovereign (0.9%)
Ghana Government International Bond,
8.63%, 6/16/49 (a)	260		260
8.95%, 3/26/51 (a)	200		201
			461
			876

Guatemala (0.6%)
Sovereign (0.6%)
Guatemala Government Bond,
4.88%, 2/13/28	300	318

Hungary (0.9%)
Sovereign (0.9%)
Hungary Government Bond,
3.00%, 10/27/27	HUF	94,900	343
5.50%, 6/24/25	39,170	158
501
India (0.8%)
Corporate Bonds (0.8%)
Greenko Investment Co.,
4.88%, 8/16/23 (a)	$240	238
Shriram Transport Finance Co. Ltd.,
5.95%, 10/24/22 (a)	200	202
440
Indonesia (6.6%)
Corporate Bonds (1.0%)
Jababeka International BV,
6.50%, 10/5/23 (a)	460	413
Soechi Capital Pte Ltd.,
8.38%, 1/31/23 (a)	200	171
584
Sovereign (5.6%)
Indonesia Government International Bond,
5.35%, 2/11/49	200	256
Indonesia Treasury Bond,
7.50%, 8/15/32	IDR	9,890,000	693
8.13%, 5/15/24	10,167,000	758
8.38%, 3/15/34 – 4/15/39	5,600,000	417
8.75%, 5/15/31	1,310,000	101
9.00%, 3/15/29	1,395,000	109
Pertamina Persero PT,
6.50%, 11/7/48 (a)	$200	263
Perusahaan Listrik Negara PT,
6.15%, 5/21/48 (a)	400	514
3,111
3,695
Iraq (0.4%)
Sovereign (0.4%)
Iraq International Bond,
6.75%, 3/9/23 (a)	200	205

Jamaica (0.5%)
Sovereign (0.5%)
Jamaica Government International Bond,
8.00%, 3/15/39	200	263

Jordan (0.8%)
Sovereign (0.8%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)		400	423

Lebanon (0.3%)
Sovereign (0.3%)
Lebanon Government International Bond,
6.85%, 3/23/27		266	173

Malaysia (2.0%)
Sovereign (2.0%)
Malaysia Government Bond,
3.66%, 10/15/20	MYR	137	33
3.96%, 9/15/25		1,847	456
4.16%, 7/15/21		875	213
4.18%, 7/15/24		762	189
4.23%, 6/30/31		246	62
4.50%, 4/15/30		559	144
			1,097
Mexico (10.6%)
Corporate Bonds (2.7%)
Alfa SAB de CV,
6.88%, 3/25/44	$400		470
Alpha Holding SA de CV,
10.00%, 12/19/22 (a)		200	195
Financiera Independencia SAB de CV SOFOM ENR,
8.00%, 7/19/24 (a)		250	232
Trust F/1401,
6.39%, 1/15/50 (a)		240	256
Unifin Financiera SAB de CV SOFOM ENR,
8.38%, 1/27/28 (a)		350	354
			1,507
Sovereign (7.9%)
Mexican Bonos,
Series M
6.50%, 6/10/21	MXN	9,837	497
7.50%, 6/3/27		18,442	971
7.75%, 5/29/31		3,017	162
8.00%, 6/11/20 – 12/7/23		7,672	396
10.00%, 12/5/24		15,528	901
Petroleos Mexicanos,
6.35%, 2/12/48	$300		277
6.50%, 3/13/27 – 1/23/29		666	688
6.75%, 9/21/47		490	472
			4,364
			5,871
Moldova (0.5%)
Corporate Bond (0.5%)
Aragvi Finance International DAC,
12.00%, 4/9/24 (a)		260	273

Nigeria (3.5%)
Corporate Bonds (2.4%)
Fidelity Bank PLC,
10.50%, 10/16/22 (a)	420		474
IHS Netherlands Holdco BV,
8.00%, 9/18/27 (a)	270		276
United Bank for Africa PLC,
7.75%, 6/8/22 (a)	540		576
			1,326
Sovereign (1.1%)
Nigeria Government International Bond,
7.14%, 2/23/30 (a)	400		410
9.25%, 1/21/49 (a)	200		224
			634
			1,960
Oman (0.6%)
Sovereign (0.6%)
Oman Government International Bond,
6.00%, 8/1/29 (a)	350		349

Panama (0.4%)
Sovereign (0.4%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)	200		236

Paraguay (2.0%)
Sovereign (2.0%)
Paraguay Government International Bond,
4.70%, 3/27/27	200		217
4.70%, 3/27/27 (a)	400		434
5.40%, 3/30/50 (a)	400		455
			1,106
Peru (1.8%)
Corporate Bonds (0.7%)
Banco de Credito del Peru,
2.70%, 1/11/25 (a)	155		155
Lima Metro Line 2 Finance Ltd.,
4.35%, 4/5/36 (a)	200		214
			369
Sovereign (1.1%)
Peru Government Bond,
5.40%, 8/12/34 (a)	PEN	559	177
6.15%, 8/12/32 (a)	1		—
Peruvian Government International Bond, (Units)
6.35%, 8/12/28 (b)	1,273		441
			618
			987

Philippines (0.4%)
Corporate Bond (0.4%)
SMC Global Power Holdings Corp.,
6.50%, 4/25/24 (c)	$200		208

Poland (4.7%)
Sovereign (4.7%)
Republic of Poland Government Bond,
2.50%, 7/25/27	PLN	2,690	698
3.25%, 7/25/25	3,014		810
4.00%, 10/25/23	1,455		395
5.75%, 10/25/21 – 9/23/22	400		109
Republic of Poland Government International Bond,
5.00%, 3/23/22	$570		613
			2,625
Qatar (1.8%)
Sovereign (1.8%)
Qatar Government International Bond,
4.82%, 3/14/49 (a)	830		1,029

Romania (0.8%)
Sovereign (0.8%)
Romania Government Bond,
4.75%, 2/24/25	RON	1,820	435

Russia (4.0%)
Sovereign (4.0%)
Russian Federal Bond - OFZ,
6.90%, 5/23/29	RUB	96,035	1,481
Russian Foreign Bond - Eurobond,
5.63%, 4/4/42	$600		741
			2,222
Saudi Arabia (1.2%)
Sovereign (1.2%)
Saudi Government International Bond,
5.25%, 1/16/50 (a)	540		674

Senegal (1.1%)
Sovereign (1.1%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)	600		606

South Africa (3.5%)
Sovereign (3.5%)
Eskom Holdings SOC Ltd.,
7.13%, 2/11/25	200		206
8.45%, 8/10/28 (a)	200		220
Republic of South Africa Government Bond,
8.25%, 3/31/32	ZAR	7,857	479
8.75%, 1/31/44	820		48
9.00%, 1/31/40	1,500		92
South Africa Government Bond,
6.75%, 3/31/21	770		51
8.00%, 1/31/30	13,401		827
			1,923

Tanzania, United Republic of (0.7%)
Corporate Bond (0.7%)
HTA Group Ltd.,
9.13%, 3/8/22 (a)	$400		418

Thailand (2.1%)
Sovereign (2.1%)
Thailand Government Bond,
3.63%, 6/16/23	THB	12,500	442
4.88%, 6/22/29	17,434		746
			1,188
Turkey (2.2%)
Sovereign (2.2%)
Turkey Government Bond,
8.00%, 3/12/25	TRY	133	19
10.50%, 8/11/27	2,170		336
11.00%, 2/24/27	586		93
Turkey Government International Bond,
6.35%, 8/10/24	$330		337
7.25%, 12/23/23	400		424
			1,209
Ukraine (2.7%)
Sovereign (2.7%)
Ukraine Government International Bond,
6.75%, 6/20/26 (a)	EUR	100	118
7.75%, 9/1/23 – 9/1/26	$513		537
9.75%, 11/1/28 (a)	200		230
9.75%, 11/1/28	520		597
			1,482
United Arab Emirates (1.3%)
Corporate Bonds (1.3%)
DP World PLC,
5.63%, 9/25/48 (a)	400		464
MAF Global Securities Ltd.,
6.38%, 3/20/26 (c)	250		248
			712
Venezuela (0.2%)
Sovereign (0.2%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (d)(e)	1,582		138
Total Fixed Income Securities (Cost $47,912)			48,317

No. of Warrants
Warrant (0.0%)
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, 0.00%, expires 4/15/20 (f)(g) (Cost $—)	1,495	1

Shares
Short-Term Investments (13.9%)
United States (12.3%)
Investment Company (12.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (h) (Cost $6,852)	6,852,247	6,852

	Face Amount (000)
Egypt (0.7%)
Sovereign (0.7%)
Egypt Treasury Bills,
15.60%, 3/10/20	EGP	5,100	294
15.95%, 3/10/20	1,525		88
			382
Nigeria (0.8%)
Sovereign (0.8%)
Nigeria Treasury Bills,
17.95%, 2/27/20	NGN	38,372	100
18.30%, 2/27/20	46,512		122
19.10%, 2/27/20	86,116		225
			447
Total Sovereign (Cost $822)			829

U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
2.35%, 11/21/19 (i)(Cost $30)	$30		30
Total Short-Term Investments (Cost $7,704)			7,711
Total Investments (100.9%) (Cost $55,616) (j)(k)(l)			56,029
Liabilities in Excess of Other Assets (-0.9%)			(500)
Net Assets (100.0%)			$55,529

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Consists of one or more classes of securities traded together as a unit.

(c)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2019.

(d)	Non-income producing security; bond in default.
(e)	Issuer in bankruptcy.
(f)	Security has been deemed illiquid at September 30, 2019.
(g)

Floating or variable rate securities: The rates disclosed are as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(h)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Funds.

(i)	Rate shown is the yield to maturity at September 30, 2019.
(j)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(k)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(l)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,151,000 and the aggregate gross unrealized depreciation is approximately $1,685,000, resulting in net unrealized appreciation of approximately $466,000.

OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	BRL	650		$167	10/2/19	$11
JPMorgan Chase Bank NA	$156		BRL	650	10/2/19	—@
State Street Bank and Trust Co.	BRL	2,353		$565	10/2/19	(1)
State Street Bank and Trust Co.	BRL	1,703		$441	10/2/19	31
State Street Bank and Trust Co.	$564		BRL	2,353	10/2/19	2
State Street Bank and Trust Co.	$409		BRL	1,703	10/2/19	1
State Street Bank and Trust Co.	BRL	2,353		$562	12/3/19	(2)
BNP Paribas SA	$99		RON	429	12/18/19	(1)
BNP Paribas SA	$455		THB	13,850	12/18/19	(1)
Citibank NA	MXN	16,260		$824	12/18/19	11
Goldman Sachs International	CLP	282,000		$389	12/18/19	2
Goldman Sachs International	RON	429		$99	12/18/19	—@
Goldman Sachs International	$391		CLP	282,000	12/18/19	(4)
HSBC Bank PLC	THB	13,850		$452	12/18/19	(1)
JPMorgan Chase Bank NA	EUR	570		$630	12/18/19	5
						$53

@		Value is less than $500.
BRL	—	Brazilian Real
CLP	—	Chilean Peso
COP	—	Colombian Peso
DOP	—	Dominican Peso
EGP	—	Egyptian Pound
EUR	—	Euro
GEL	—	Georgian Lari
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigerian Naira
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	61.8%
Corporate Bonds	24.4
Short-Term Investments	13.8
Other*	0.0	**
Total Investments	100.0%	***

*	Industries and/or investment types representing less than 5% of total investments.
**	Amount is less than 0.05%.
***	Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $53,000.

Morgan Stanley Institutional Fund, Inc.

Global Counterpoint Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (97.0%)
Argentina (0.4%)
Globant SA (a)	314	$29

Australia (0.4%)
Brookfield Infrastructure Partners LP	600	30

Brazil (0.4%)
B3 SA - Brasil Bolsa Balcao	1,132	12
Magazine Luiza SA	1,824	16
		28
Canada (4.2%)
Brookfield Asset Management, Inc., Class A	1,441	76
Canadian National Railway Co.	671	60
Colliers International Group, Inc.	122	9
Constellation Software, Inc.	89	89
FirstService Corp.	64	7
Shopify, Inc., Class A (a)	173	54
		295
China (9.5%)
Alibaba Group Holding Ltd. ADR (a)	154	26
China Resources Beer Holdings Co., Ltd. (b)	10,000	53
Ctrip.com International Ltd. ADR (a)	1,000	29
Foshan Haitian Flavouring & Food Co., Ltd., Class A	6,000	93
Haidilao International Holding Ltd. (b)(c)	12,000	52
Hangzhou Tigermed Consulting Co. Ltd., Class A	1,200	10
Huazhu Group Ltd. ADR	863	29
HUYA, Inc. ADR (a)	1,309	31
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,200	5
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	2,600	38
Kweichow Moutai Co., Ltd., Class A	200	32
Meituan Dianping, Class B (a)(b)	6,900	70
Shenzhou International Group Holdings Ltd. (b)	2,200	29
TAL Education Group ADR (a)	4,489	154
Tencent Holdings Ltd. (b)	500	21
		672
Denmark (2.2%)
Chr Hansen Holding A/S	410	35
DSV A/S	1,261	120
		155
France (7.3%)
Christian Dior SE	185	88
Danone SA	126	11
EssilorLuxottica SA	541	78
Getlink SE	886	13
Hermes International	240	166
L’Oreal SA	258	72
LVMH Moet Hennessy Louis Vuitton SE	32	13
Pernod Ricard SA	237	42
Remy Cointreau SA	168	22
Safran SA	87	14
		519

Germany (0.5%)
Adidas AG	19	6
CompuGroup Medical SE	78	5
Nemetschek SE	132	7
Rational AG	11	8
Zalando SE (a)	252	11
		37
Hong Kong (0.9%)
AIA Group Ltd.	3,800	36
China East Education Holdings Ltd. (a)	10,500	19
Hong Kong Exchanges & Clearing Ltd.	212	6
		61
India (3.4%)
HDFC Bank Ltd. ADR	4,216	241

Israel (0.1%)
Wix.com Ltd. (a)	48	6

Italy (1.5%)
Brunello Cucinelli SpA	376	12
Moncler SpA	2,707	96
		108
Japan (1.3%)
Calbee, Inc.	1,300	41
Nihon M&A Center, Inc.	500	14
Pigeon Corp.	800	33
Yume No Machi Souzou Iinkai Co. Ltd.	300	4
		92
Korea, Republic of (0.7%)
NAVER Corp.	360	47

Mexico (0.3%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,220	19

Netherlands (1.1%)
Adyen N.V. (a)	70	46
ASML Holding N.V.	126	32
Prosus (a)	17	1
		79
New Zealand (0.6%)
Ryman Healthcare Ltd.	889	7
Xero Ltd. (a)	833	35
		42
Philippines (0.1%)
Jollibee Foods Corp.	1,240	5

South Africa (0.1%)
Discovery Ltd.	237	2
Naspers Ltd., Class N	17	2
		4

Spain (0.2%)
Aena SME SA	68	12

Sweden (0.4%)
AddLife AB, Class B	161	4
Cellavision AB	92	4
Vitrolife AB	1,486	24
		32
Switzerland (0.2%)
Kuehne & Nagel International AG (Registered)	108	16

Taiwan (1.0%)
Nien Made Enterprise Co., Ltd.	1,000	9
Taiwan Semiconductor Manufacturing Co., Ltd.	3,000	26
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	789	37
		72
Turkey (0.0%)
Ulker Biskuvi Sanayi AS (a)	615	2

United Kingdom (3.8%)
ASA International Group PLC	515	2
Atlassian Corp., PLC, Class A (a)	41	5
Blue Prism Group plc (a)	261	3
Compass Group PLC	1,137	29
Diageo PLC	560	23
Fevertree Drinks PLC	1,215	36
Halma PLC	78	2
Just Eat PLC (a)	641	5
Melrose Industries PLC	2,053	5
Reckitt Benckiser Group PLC	431	34
Rentokil Initial PLC	14,365	83
Rightmove PLC	5,627	38
Victoria PLC (a)	1,403	9
		274
United States (56.4%)
10X Genomics, Inc., Class A (a)	504	25
Adaptive Biotechnologies Corp. (a)	68	2
Adobe, Inc. (a)	219	60
Alnylam Pharmaceuticals, Inc. (a)	117	9
Alphabet, Inc., Class C (a)	62	76
Alteryx, Inc., Class A (a)	86	9
Amazon.com, Inc. (a)	143	248
Anaplan, Inc. (a)	125	6
Anterix, Inc. (a)	160	6
Appfolio, Inc., Class A (a)	39	4
Appian Corp. (a)	374	18
At Home Group, Inc. (a)	431	4
Autodesk, Inc. (a)	44	6
Avalara, Inc. (a)	459	31
Ball Corp.	467	34
Booking Holdings, Inc. (a)	40	79
Broadridge Financial Solutions, Inc.	592	74
Brown-Forman Corp., Class B	222	14
Cardlytics, Inc. (a)	158	5
Carvana Co. (a)	321	21
CEVA, Inc. (a)	186	6

Chegg, Inc. (a)	350	10
Chewy, Inc., Class A (a)	423	10
Cintas Corp.	47	13
Cognex Corp.	143	7
Copart, Inc. (a)	961	77
Coupa Software, Inc. (a)	512	66
Covetrus, Inc. (a)	1,117	13
Danaher Corp.	45	6
Datadog, Inc., Class A (a)	99	3
DexCom, Inc. (a)	243	36
Ecolab, Inc.	864	171
Editas Medicine, Inc. (a)	77	2
Elanco Animal Health, Inc. (a)	214	6
Elastic N.V. (a)	122	10
EPAM Systems, Inc. (a)	641	117
Estee Lauder Cos., Inc. (The), Class A	148	29
Etsy, Inc. (a)	115	6
EVI Industries, Inc.	177	6
Exact Sciences Corp. (a)	74	7
Facebook, Inc., Class A (a)	254	45
Farfetch Ltd., Class A (a)	4,656	40
Fastly, Inc., Class A (a)	314	8
Gartner, Inc. (a)	404	58
GrubHub, Inc. (a)	124	7
Guardant Health, Inc. (a)	512	33
HealthEquity, Inc. (a)	280	16
HEICO Corp.	54	7
HEICO Corp., Class A	636	62
Illumina, Inc. (a)	187	57
Inspire Medical Systems, Inc. (a)	686	42
Installed Building Products, Inc. (a)	52	3
Instructure, Inc. (a)	156	6
Intellia Therapeutics, Inc. (a)	114	2
Intercontinental Exchange, Inc.	201	19
Intersect ENT, Inc. (a)	215	4
Intuit, Inc.	22	6
Intuitive Surgical, Inc. (a)	325	175
Invitae Corp. (a)	125	2
LendingTree, Inc. (a)	16	5
LiveRamp Holdings, Inc. (a)	516	22
MakeMyTrip Ltd. (a)	233	5
Martin Marietta Materials, Inc.	121	33
Mastercard, Inc., Class A	324	88
Match Group, Inc.	105	7
McCormick & Co., Inc.	81	13
MercadoLibre, Inc. (a)	188	104
Moderna, Inc. (a)	370	6
Mohawk Group Holdings, Inc. (a)	112	1
MongoDB, Inc. (a)	388	47
MSCI, Inc.	57	12
NanoString Technologies, Inc. (a)	1,718	37
Netflix, Inc. (a)	28	7
New York Times Co. (The), Class A	207	6
NVIDIA Corp.	36	6
Okta, Inc. (a)	259	25
Overstock.com, Inc. (a)	1,144	12
Pagerduty, Inc. (a)	332	9
Peloton Interactive, Inc., Class A (a)	319	8
Penumbra, Inc. (a)	119	16
Phreesia, Inc. (a)	271	7
Pinterest, Inc., Class A (a)	738	20

Quotient Ltd. (a)	725	6
RealReal, Inc. (The) (a)	200	4
Redfin Corp. (a)	336	6
Roku, Inc. (a)	356	36
Rollins, Inc.	2,238	76
Roper Technologies, Inc.	16	6
S&P Global, Inc.	246	60
salesforce.com, Inc. (a)	184	27
Service Corp. International	483	23
ServiceMaster Global Holdings, Inc. (a)	981	55
ServiceNow, Inc. (a)	397	101
Sherwin-Williams Co. (The)	39	21
Shockwave Medical, Inc. (a)	102	3
Slack Technologies, Inc., Class A (a)	2,096	50
Smartsheet, Inc., Class A (a)	980	35
Snap, Inc., Class A (a)	1,501	24
Spotify Technology SA (a)	1,073	122
Square, Inc., Class A (a)	327	20
Starbucks Corp.	65	6
Stitch Fix, Inc., Class A (a)	580	11
Trade Desk, Inc. (The), Class A (a)	119	22
Trupanion, Inc. (a)	201	5
Twilio, Inc., Class A (a)	599	66
Twitter, Inc. (a)	3,316	137
Uber Technologies, Inc. (a)	1,289	39
Union Pacific Corp.	107	17
UnitedHealth Group, Inc.	27	6
Upwork, Inc. (a)	877	12
Vail Resorts, Inc.	97	22
Veeva Systems, Inc., Class A (a)	526	80
Verisk Analytics, Inc.	303	48
Visa, Inc., Class A	260	45
Vulcan Materials Co.	129	20
Walt Disney Co. (The)	1,234	161
Waste Connections, Inc.	475	44
Watsco, Inc.	123	21
Wayfair, Inc., Class A (a)	238	27
Workday, Inc., Class A (a)	325	55
XPO Logistics, Inc. (a)	137	10
Zillow Group, Inc., Class A (a)	259	8
Zillow Group, Inc., Class C (a)	556	17
Zoetis, Inc.	173	22
Zoom Video Communications, Inc., Class A (a)	52	4
		4,000
Total Common Stocks (Cost $6,281)		6,877

Short-Term Investment (4.0%)
Investment Company (4.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $285)	284,514	285
Total Investments Excluding Purchased Options (101.0%) (Cost $6,566)		7,162
Total Purchased Options Outstanding (0.2%) (Cost $26)		16
Total Investments (101.2%) (Cost $6,592) (e)(f)(g)		7,178
Liabilities in Excess of Other Assets (-1.2%)		(86)
Net Assets (100.0%)		$7,092

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(e)

The approximate fair value and percentage of net assets, $1,917,000 and 27.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(g)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $947,000 and the aggregate gross unrealized depreciation is approximately $361,000, resulting in net unrealized appreciation of approximately $586,000.

ADR	American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2019:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JP Morgan Chase Bank NA	USD/CNH	$8.09	Sep - 20	1,626,361	1,626	$7	$7	$ (—@ )
JP Morgan Chase Bank NA	USD/CNH	8.03	Oct - 19	1,157,619	1,158	—@	6	(6)
JP Morgan Chase Bank NA	USD/CNH	7.62	Jan - 20	1,200,000	1,200	3	5	(2)
JP Morgan Chase Bank NA	USD/CNH	7.86	Jun - 20	1,534,000	1,534	6	8	(2)
						$16	$26	$(10)

@	—	Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	58.2%
Internet & Direct Marketing Retail	9.8
Software	9.7
Information Technology Services	9.4
Textiles, Apparel & Luxury Goods	6.8
Interactive Media & Services	6.1
Total Investments	100.0%

*      Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (97.8%)
Australia (1.3%)
GPT Group (The) REIT	5,159	$21
Scentre Group REIT	14,673	39
		60
Canada (0.4%)
RioCan Real Estate Investment Trust REIT	838	17

Finland (0.3%)
Citycon Oyj	1,361	14

France (7.1%)
Gecina SA REIT	507	80
ICADE REIT	97	9
Klepierre SA REIT	5,734	195
Unibail-Rodamco-Westfield REIT	299	43
		327
Germany (0.9%)
ADO Properties SA	185	7
Deutsche Wohnen SE	1,008	37
		44
Hong Kong (18.4%)
CK Asset Holdings Ltd.	1,935	13
Hongkong Land Holdings Ltd.	37,972	214
Hysan Development Co., Ltd.	10,547	43
Link REIT	4,982	55
Mandarin Oriental International Ltd.	58,076	91
New World Development Co., Ltd.	10,047	13
Sino Land Co., Ltd.	9,991	15
Sun Hung Kai Properties Ltd.	15,291	221
Swire Properties Ltd.	45,134	142
Wharf Real Estate Investment Co., Ltd.	8,028	44
		851
Ireland (0.1%)
Hibernia REIT PLC	2,833	4

Japan (5.2%)
GLP J-REIT	1	1
Mitsubishi Estate Co., Ltd.	5,567	108
Mitsui Fudosan Co., Ltd.	4,027	100
Nippon Building Fund, Inc. REIT	4	31
		240
Netherlands (1.4%)
Eurocommercial Properties N.V. CVA REIT	2,407	67

Norway (0.2%)
Entra ASA	746	12

Singapore (0.3%)
CapitaLand Ltd.	3,097	8

UOL Group Ltd.	937	5
		13
Spain (1.6%)
Inmobiliaria Colonial Socimi SA REIT	1,071	13
Merlin Properties Socimi SA REIT	4,407	61
		74
Sweden (0.4%)
Hufvudstaden AB, Class A	1,026	19

United Kingdom (10.8%)
British Land Co., PLC (The) REIT	14,876	107
Derwent London PLC REIT	1,810	75
Great Portland Estates PLC REIT	9,651	89
Hammerson PLC REIT	23,202	81
Land Securities Group PLC REIT	13,018	137
St. Modwen Properties PLC	1,003	5
Urban & Civic PLC	1,129	5
		499
United States (49.4%)
American Homes 4 Rent, Class A REIT	371	10
Apartment Investment & Management Co., Class A REIT	759	40
AvalonBay Communities, Inc. REIT	598	129
Boston Properties, Inc. REIT	1,451	188
Brixmor Property Group, Inc. REIT	1,895	38
Camden Property Trust REIT	154	17
Columbia Property Trust, Inc. REIT	458	10
CubeSmart REIT	32	1
DiamondRock Hospitality Co. REIT	4,851	50
Equity Residential REIT	1,384	119
Essex Property Trust, Inc. REIT	93	30
Federal Realty Investment Trust REIT	188	26
Healthcare Realty Trust, Inc. REIT	552	18
Host Hotels & Resorts, Inc. REIT	7,724	134
Hudson Pacific Properties, Inc. REIT	1,511	51
JBG SMITH Properties REIT	783	31
Life Storage, Inc. REIT	242	26
Macerich Co. (The) REIT	5,642	178
Mack-Cali Realty Corp. REIT	3,494	76
Mid-America Apartment Communities, Inc. REIT	117	15
Paramount Group, Inc. REIT	2,732	36
ProLogis, Inc. REIT	342	29
Public Storage REIT	54	13
QTS Realty Trust, Inc., Class A REIT	64	3
Regency Centers Corp. REIT	1,239	86
RLJ Lodging Trust REIT	887	15
Simon Property Group, Inc. REIT	1,842	287
SITE Centers Corp. REIT	459	7
SL Green Realty Corp. REIT	4,278	350
Sunstone Hotel Investors, Inc. REIT	5,183	71
Vornado Realty Trust REIT	3,147	200
		2,284
Total Common Stocks (Cost $4,877)		4,525

Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (a) (Cost $78)	78,125	78
Total Investments (99.5%) (Cost $4,955) (b)(c)(d)		4,603
Other Assets in Excess of Liabilities (0.5%)		21
Net Assets (100.0%)		$4,624

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(b)

The approximate fair value and percentage of net assets, $2,224,000 and 48.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(d)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $194,000 and the aggregate gross unrealized depreciation is approximately $546,000, resulting in net unrealized depreciation of approximately $352,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	32.1%
Retail	24.6
Office	23.1
Residential	8.8
Lodging/Resorts	7.8
Other*	3.6
Total Investments	100.0%

*      Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Real Assets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (70.6%)
Australia (2.3%)
APA Group	2,119	$16
Atlas Arteria Ltd.	2,999	16
BHP Group Ltd.	21	1
Computershare Ltd.	1,362	15
GPT Group (The) REIT	2,774	12
Origin Energy Ltd.	34	—@
Santos Ltd.	4,213	22
Scentre Group REIT	8,441	22
Sydney Airport	4,624	25
Transurban Group	6,372	63
Wesfarmers Ltd.	63	2
Woodside Petroleum Ltd.	923	20
Woolworths Group Ltd.	1,099	28
		242
Canada (4.4%)
Bank of Nova Scotia (The)	451	25
Bombardier, Inc., Class B (a)	3,499	5
Enbridge, Inc.	3,005	105
Hydro One Ltd.	2,884	53
National Bank of Canada	1,022	51
Pembina Pipeline Corp.	1,329	49
RioCan Real Estate Investment Trust REIT	438	9
Royal Bank of Canada	481	39
TC Energy Corp.	1,983	103
Toronto-Dominion Bank (The)	372	22
		461
China (1.0%)
China Gas Holdings Ltd. (b)	12,682	49
China Merchants Port Holdings Co., Ltd. (b)	3,620	6
China Overseas Land & Investment Ltd. (b)	369	1
China Tower Corp. Ltd. H Shares (b)	76,434	17
ENN Energy Holdings Ltd. (b)	2,600	27
		100
Denmark (0.3%)
Carlsberg A/S Series B	202	30

Finland (0.2%)
Citycon Oyj	791	9
Nokian Renkaat Oyj	468	13
		22
France (3.3%)
Aeroports de Paris (ADP)	122	22
Airbus SE	137	18
Gecina SA REIT	274	43
Getlink SE	946	14
ICADE REIT	71	6
Klepierre SA REIT	2,984	101
Sanofi	280	26
SES SA	363	7
Unibail-Rodamco-Westfield REIT	187	27
Vinci SA	787	85
		349

Germany (0.8%)
ADO Properties SA	100	4
BASF SE	306	22
Deutsche Wohnen SE	588	22
SAP SE	146	17
Siemens AG (Registered)	181	19
		84
Hong Kong (4.7%)
China Everbright International Ltd.	15,958	12
CK Asset Holdings Ltd.	1,016	7
Dairy Farm International Holdings Ltd.	2,034	13
Hong Kong & China Gas Co., Ltd.	13,664	26
Hong Kong Exchanges & Clearing Ltd.	6	—@
Hongkong Land Holdings Ltd.	23,593	133
Hysan Development Co., Ltd.	5,515	22
Link REIT	2,654	29
New World Development Co., Ltd.	5,785	8
Sun Hung Kai Properties Ltd.	8,965	130
Swire Properties Ltd.	29,181	92
Wharf Real Estate Investment Co., Ltd.	3,280	18
		490
India (0.4%)
Azure Power Global Ltd. (a)	3,262	39

Ireland (0.0%)
Hibernia REIT PLC	1,521	2

Italy (1.0%)
Atlantia SpA	990	24
Eni SpA	1,625	25
Infrastrutture Wireless Italiane SpA	1,280	13
Italgas SpA	1,086	7
Snam SpA	1,157	6
Terna Rete Elettrica Nazionale SpA	3,749	24
		99
Japan (3.6%)
Aeon Co., Ltd.	1,027	19
GLP J-REIT	4	5
ITOCHU Corp.	1,451	30
Japan Airport Terminal Co., Ltd.	146	6
Mitsubishi Corp.	1,086	27
Mitsubishi Estate Co., Ltd.	3,377	65
Mitsui Fudosan Co., Ltd.	2,072	52
Mizuho Financial Group, Inc.	18,399	28
Nippon Building Fund, Inc. REIT	2	15
Shiseido Co., Ltd.	237	19
Sumitomo Corp.	1,393	22
Sumitomo Electric Industries Ltd.	1,634	21
Sumitomo Mitsui Financial Group, Inc.	780	27
Tokyo Gas Co., Ltd.	1,424	36
		372
Mexico (1.3%)
Promotora y Operadora de Infraestructura SAB de CV	15,371	137

Netherlands (0.8%)
Eurocommercial Properties N.V. CVA REIT	1,411	40
Koninklijke DSM N.V.	266	32

Koninklijke Vopak N.V.	141	7
		79
New Zealand (0.2%)
Auckland International Airport Ltd.	3,738	21

Norway (0.2%)
Telenor ASA	851	17

Portugal (0.2%)
Galp Energia SGPS SA	1,332	20

Singapore (0.2%)
Keppel Corp., Ltd.	4,956	22
UOL Group Ltd.	592	3
		25
Spain (2.1%)
Aena SME SA	96	18
Atlantica Yield PLC	3,313	80
Cellnex Telecom SA	222	9
Ferrovial SA	1,205	35
Inmobiliaria Colonial Socimi SA REIT	167	2
Merlin Properties Socimi SA REIT	2,304	32
Red Electrica Corp., SA	621	13
Repsol SA	1,878	29
		218
Sweden (0.1%)
Hufvudstaden AB, Class A	649	12

Switzerland (1.3%)
Barry Callebaut AG (Registered) (Registered)	10	21
Credit Suisse Group AG (Registered) (a)	1,791	22
Flughafen Zurich AG (Registered)	120	22
Nestle SA (Registered)	241	26
Novartis AG (Registered)	245	21
Roche Holding AG (Genusschein)	89	26
		138
United Kingdom (5.6%)
Anglo American PLC	836	19
British Land Co., PLC (The) REIT	9,286	67
Derwent London PLC REIT	1,071	44
Diageo PLC	531	22
GlaxoSmithKline PLC	13	—@
Great Portland Estates PLC REIT	6,483	60
Hammerson PLC REIT	13,340	46
HSBC Holdings PLC	3,471	27
John Laing Group PLC	6,441	29
Land Securities Group PLC REIT	8,147	86
National Grid PLC	8,303	90
Pennon Group PLC	1,104	11
Royal Dutch Shell PLC, Class A	882	26
RSA Insurance Group PLC	2,694	18
Severn Trent PLC	703	19
United Utilities Group PLC	670	7
Urban & Civic PLC	608	2
Weir Group PLC (The)	846	15
		588
United States (36.6%)
Abbott Laboratories	323	27

AbbVie, Inc.	199	15
Adobe, Inc. (a)	92	25
Agilent Technologies, Inc.	272	21
Alphabet, Inc., Class C (a)	46	56
Amazon.com, Inc. (a)	29	50
American Electric Power Co., Inc.	123	12
American Express Co.	254	30
American Homes 4 Rent, Class A REIT	315	8
American Tower Corp. REIT	823	182
American Water Works Co., Inc.	417	52
Analog Devices, Inc.	190	21
Apartment Investment & Management Co., Class A REIT	239	13
Apple, Inc.	321	72
Aqua America, Inc.	848	38
Arthur J Gallagher & Co.	261	23
AT&T, Inc.	690	26
Atmos Energy Corp.	542	62
AvalonBay Communities, Inc. REIT	333	72
Bank of America Corp.	926	27
Baxter International, Inc.	260	23
Boston Properties, Inc. REIT	793	103
Brixmor Property Group, Inc. REIT	1,518	31
Camden Property Trust REIT	156	17
Caterpillar, Inc.	141	18
Celanese Corp.	182	22
CenterPoint Energy, Inc.	1,725	52
Charles Schwab Corp. (The)	415	17
Cheniere Energy, Inc. (a)	445	28
Chevron Corp.	184	22
Citrix Systems, Inc.	205	20
Coca-Cola Co. (The)	429	23
Columbia Property Trust, Inc. REIT	242	5
Comcast Corp., Class A	483	22
Consolidated Edison, Inc.	544	51
Corteva, Inc. (a)	156	4
Crown Castle International Corp. REIT	729	101
CSX Corp.	328	23
CubeSmart REIT	219	8
DiamondRock Hospitality Co. REIT	2,576	26
Discover Financial Services	329	27
Dover Corp.	203	20
DuPont de Nemours, Inc.	156	11
Edison International	646	49
Equity Residential REIT	644	56
Essex Property Trust, Inc. REIT	67	22
Eversource Energy	690	59
F5 Networks, Inc. (a)	109	15
Facebook, Inc., Class A (a)	170	30
Federal Realty Investment Trust REIT	64	9
FLIR Systems, Inc.	375	20
Garmin Ltd.	341	29
Gilead Sciences, Inc.	273	17
Globe Life, Inc.	319	31
HCA Healthcare, Inc.	143	17
HCP, Inc. REIT	275	10
Healthcare Realty Trust, Inc. REIT	295	10
Host Hotels & Resorts, Inc. REIT	4,055	70
Hudson Pacific Properties, Inc. REIT	649	22
Intel Corp.	401	21
International Business Machines Corp.	211	31
Intuitive Surgical, Inc. (a)	41	22
JBG SMITH Properties REIT	335	13
Johnson & Johnson	274	35
JPMorgan Chase & Co.	376	44
Kinder Morgan, Inc.	3,174	65
LKQ Corp. (a)	649	20

Macerich Co. (The) REIT	3,206	101
Mack-Cali Realty Corp. REIT	2,051	44
Mastercard, Inc., Class A	108	29
Merck & Co., Inc.	286	24
Microsoft Corp.	604	84
Mid-America Apartment Communities, Inc. REIT	61	8
Mondelez International, Inc., Class A	500	28
Netflix, Inc. (a)	45	12
NiSource, Inc.	1,709	51
Norfolk Southern Corp.	135	24
ONEOK, Inc.	804	59
Paramount Group, Inc. REIT	987	13
PepsiCo, Inc.	230	32
Pfizer, Inc.	661	24
Procter & Gamble Co. (The)	228	28
ProLogis, Inc. REIT	211	18
Prudential Financial, Inc.	251	23
PTC, Inc. (a)	230	16
Public Storage REIT	22	5
QTS Realty Trust, Inc., Class A REIT	144	7
QUALCOMM, Inc.	289	22
Regency Centers Corp. REIT	626	44
RLJ Lodging Trust REIT	534	9
salesforce.com, Inc. (a)	150	22
SBA Communications Corp. REIT	250	60
Sempra Energy	533	79
Simon Property Group, Inc. REIT	990	154
SL Green Realty Corp. REIT	2,165	177
Steel Dynamics, Inc.	486	15
Sunstone Hotel Investors, Inc. REIT	2,519	35
Targa Resources Corp.	400	16
Thermo Fisher Scientific, Inc.	80	23
Tiffany & Co.	174	16
UnitedHealth Group, Inc.	85	19
Verizon Communications, Inc.	464	28
Vornado Realty Trust REIT	1,740	111
Walt Disney Co. (The)	214	28
Waste Connections, Inc.	224	21
Williams Cos., Inc. (The)	2,473	60
Xcel Energy, Inc.	62	4
Xylem, Inc.	266	21
		3,817
Total Common Stocks (Cost $7,098)		7,362

	Face Amount (000)
U.S. Treasury Securities (27.8%)
United States (27.8%)
U.S. Treasury Inflation Index Notes (TIPS),
0.13%, 4/15/21 - 7/15/24	$973	969
0.38%, 7/15/23 - 1/15/27	631	636
0.75%, 2/15/42	69	73
1.00%, 2/15/46	295	326
2.00%, 1/15/26	18	20
2.13%, 2/15/40	55	72
2.38%, 1/15/27	262	303
3.63%, 4/15/28	162	208
3.88%, 4/15/29	215	289
Total U.S. Treasury Securities (Cost $2,830)		2,896

	Shares
Short-Term Investment (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (c) (Cost $245)	245,393	245
Total Investments (100.8%) (Cost $10,173) (d)(e)(f)(g)		10,503
Liabilities in Excess of Other Assets (-0.8%)		(80)
Net Assets (100.0%)		$10,423

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(d)

The approximate fair value and percentage of net assets, $2,828,000 and 27.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(f)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(g)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $671,000 and the aggregate gross unrealized depreciation is approximately $341,000, resulting in net unrealized appreciation of approximately $330,000.

@	Value is less than $500.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.
TIPS	Treasury Inflation Protected Security.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (000)
Bank of America NA	$1		JPY	132	12/18/19	$	(—@	)
JPMorgan Chase Bank NA	JPY	132	$1		12/18/19	—@
						$	(—@	)

@	—	Value is less than $500.
JPY	—	Japanese Yen

Portfolio Composition

Classification	Percentage of Total Investments
Other*	39.6%
U.S. Treasury Securities	27.6
Equity Real Estate Investment Trusts (REITs)	21.1
Oil, Gas & Consumable Fuels	6.2
Real Estate Management & Development	5.5
Total Investments	100.0	%**

*                 Industries and/or investment types representing less than 5% of total investments.

**          Does not include an open foreign currency forward exchange contract with unrealized depreciation of less than $500.

Morgan Stanley Institutional Fund, Inc.

Global Permanence Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (97.2%)
Canada (6.3%)
Brookfield Asset Management, Inc., Class A	1,246	$66
Canadian National Railway Co.	960	87
		153
Denmark (1.0%)
Chr Hansen Holding A/S	284	24

France (19.9%)
Christian Dior SE	223	106
EssilorLuxottica SA	651	94
Getlink SE	1,745	26
Hermes International	124	86
L’Oreal SA	315	88
Pernod Ricard SA	203	36
Remy Cointreau SA	177	23
Safran SA	169	27
		486
India (1.7%)
HDFC Bank Ltd. ADR	712	41

Mexico (1.1%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,730	26

Spain (1.0%)
Aena SME SA	133	24

United Kingdom (6.6%)
Compass Group PLC	1,410	36
Diageo PLC	605	25
Rentokil Initial PLC	17,400	100
		161
United States (59.6%)
Amazon.com, Inc. (a)	49	85
Ball Corp.	564	41
Broadridge Financial Solutions, Inc.	688	86
Brown-Forman Corp., Class B	433	27
Cintas Corp.	92	25
Copart, Inc. (a)	1,041	84
Ecolab, Inc.	625	124
Estee Lauder Cos., Inc. (The), Class A	191	38
Gartner, Inc. (a)	530	76
HEICO Corp., Class A	801	78
Intercontinental Exchange, Inc.	396	36
Intuitive Surgical, Inc. (a)	165	89
Martin Marietta Materials, Inc.	90	25
McCormick & Co., Inc.	159	25
MSCI, Inc.	113	25
Rollins, Inc.	2,516	86
S&P Global, Inc.	270	66
Service Corp. International	779	37
ServiceMaster Global Holdings, Inc. (a)	1,165	65
Sherwin-Williams Co. (The)	76	42
Vail Resorts, Inc.	156	35

Veeva Systems, Inc., Class A (a)	86	13
Verisk Analytics, Inc.	421	66
Walt Disney Co. (The)	906	118
Waste Connections, Inc.	673	62
		1,454
Total Common Stocks (Cost $2,294)		2,369

Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $48)	48,220	48
Total Investments Excluding Purchased Options (99.2%) (Cost $2,342)		2,417
Total Purchased Options Outstanding (0.2%) (Cost $5)		4
Total Investments (99.4%) (Cost $2,347) (c)(d)(e)		2,421
Other Assets in Excess of Liabilities (0.6%)		15
Net Assets (100.0%)		$2,436

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the fundcode not found are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $695,000 and 28.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(e)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $130,000 and the aggregate gross unrealized depreciation is approximately $56,000, resulting in net unrealized appreciation of approximately $74,000.

ADR	American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun - 20	396,201	396	$2	$2	$	(—@	)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep - 20	457,174	457	2	3	(1)
							$4	$5		$(1)

@	—	Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	45.6%
Commercial Services & Supplies	14.8
Textiles, Apparel & Luxury Goods	11.8
Capital Markets	8.0
Chemicals	7.9
Information Technology Services	6.7
Personal Products	5.2
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Endurance Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (101.6%)
Canada (12.1%)
Colliers International Group, Inc.	1,790	$134
Constellation Software, Inc.	170	170
		304
Germany (3.9%)
CompuGroup Medical SE	1,182	71
Nemetschek SE	537	28
		99
New Zealand (5.0%)
Ryman Healthcare Ltd.	15,165	126

South Africa (1.1%)
Discovery Ltd.	3,500	27

Sweden (4.8%)
AddLife AB, Class B	2,335	61
Cellavision AB	1,492	58
		119
United Kingdom (11.9%)
ASA International Group PLC	7,092	31
Blue Prism Group plc (a)	3,882	45
Halma PLC	1,155	28
Melrose Industries PLC	28,691	71
Victoria PLC (a)	20,675	124
		299
United States (62.8%)
Alteryx, Inc., Class A (a)	482	52
Appfolio, Inc., Class A (a)	556	53
Appian Corp. (a)	2,816	134
At Home Group, Inc. (a)	6,441	62
Cardlytics, Inc. (a)	2,329	78
Carvana Co. (a)	2,994	198
Copart, Inc. (a)	795	64
Fastly, Inc., Class A (a)	5,057	121
HEICO Corp.	718	90
Installed Building Products, Inc. (a)	889	51
Invitae Corp. (a)	1,846	35
LiveRamp Holdings, Inc. (a)	1,514	65
MongoDB, Inc. (a)	423	51
Smartsheet, Inc., Class A (a)	1,823	66
Stitch Fix, Inc., Class A (a)	4,446	85
Twilio, Inc., Class A (a)	477	52
UnitedHealth Group, Inc.	410	89
Wayfair, Inc., Class A (a)	489	55
XPO Logistics, Inc. (a)	2,419	173
		1,574
Total Common Stocks (Cost $2,179)		2,548

Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $48)	47,886	48
Total Investments (103.5%) (Cost $2,227) (c)(d)(e)		2,596
Liabilities in Excess of Other Assets (-3.5%)		(88)
Net Assets (100.0%)		$2,508

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $670,000 and 26.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(e)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $481,000 and the aggregate gross unrealized depreciation is approximately $112,000, resulting in net unrealized appreciation of approximately $369,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	25.5%
Software	21.1
Information Technology Services	11.1
Specialty Retail	10.0
Health Care Providers & Services	8.3
Household Durables	6.7
Air Freight & Logistics	6.7
Internet & Direct Marketing Retail	5.4
Real Estate Management & Development	5.2
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Notes to the Portfolio of Investments ¡ September 30, 2019 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Multi-Asset
Assets:
Common Stocks
Aerospace & Defense	$31	$4	$—	$35
Air Freight & Logistics	14	148	—	162
Airlines	21	3	—	24
Auto Components	37	5	—	42
Automobiles	—	331	—	331
Banks	766	1,584	—	2,350
Beverages	51	18	—	69
Biotechnology	27	3	—	30
Building Products	135	15	—	150
Capital Markets	58	—	—	58
Chemicals	109	—	—	109
Commercial Banks	76	17	—	93
Commercial Services & Supplies	38	87	—	125
Communications Equipment	36	—	—	36
Construction & Engineering	22	825	—	847
Construction Materials	54	9	—	63
Consumer Finance	16	—	—	16
Containers & Packaging	24	—	—	24
Distributors	—	13	—	13
Diversified Consumer Services	8	—	—	8
Diversified Telecommunication Services	110	89	—	199
Electric Utilities	120	100	—	220
Electrical Equipment	39	—	—	39
Electronic Equipment, Instruments & Components	52	—	—	52
Energy Equipment & Services	54	1	—	55
Entertainment	19	—	—	19
Equity Real Estate Investment Trusts (REITs)	180	16	—	196
Food & Staples Retailing	43	43	—	86
Food Products	29	26	—	55
Gas Utilities	19	15	—	34
Health Care Equipment & Supplies	97	4	—	101
Health Care Providers & Services	73	29	—	102
Health Care Technology	21	—	—	21
Hotels, Restaurants & Leisure	75	117	—	192
Household Durables	330	49	—	379
Household Products	57	6	—	63
Independent Power & Renewable Electricity Producers	5	7	—	12
Industrial Conglomerates	10	28	—	38
Information Technology Services	157	418	—	575
Insurance	175	6	—	181
Interactive Media & Services	17	—	—	17
Internet & Direct Marketing Retail	24	239	—	263
Leisure Products	10	6	—	16
Life Sciences Tools & Services	11	2	—	13
Machinery	103	58	—	161
Media	36	8	—	44
Metals & Mining	28	43	—	71
Multi-Line Retail	23	—	—	23
Multi-Utilities	42	45	—	87
Oil, Gas & Consumable Fuels	770	24	—	794
Paper & Forest Products	37	59	—	96
Personal Products	16	14	—	30
Pharmaceuticals	75	175	—	250
Professional Services	23	30	—	53
Real Estate Management & Development	12	982	—	994
Road & Rail	30	65	—	95
Semiconductors & Semiconductor Equipment	83	10	—	93
Software	61	—	—	61
Specialty Retail	126	50	—	176
Tech Hardware, Storage & Peripherals	17	—	—	17
Textiles, Apparel & Luxury Goods	32	10	—	42
Thrifts & Mortgage Finance	103	—	—	103
Tobacco	12	8	—	20
Trading Companies & Distributors	12	7	—	19
Transportation Infrastructure	12	791	—	803
Water Utilities	—	2	—	2
Wireless Telecommunication Services	15	66	—	81
Total Common Stocks	4,918	6,710	—	11,628
Fixed Income Securities	—	1,876	—	1,876
Short-Term Investments
Investment Company	3,333	—	—	3,333
U.S. Treasury Security	—	6,452	—	6,452
Total Short-Term Investments	3,333	6,452	—	9,785
Foreign Currency Forward Exchange Contracts	—	419	—	419
Futures Contracts	195	—	—	195
Credit Default Swap Agreement	—	5	—	5
Total Return Swap Agreements	—	124	—	124
Total Assets	8,446	15,586	—	24,032
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,038)	—	(1,038)
Futures Contracts	(71)	—	—	(71)
Interest Rate Swap Agreements	—	(49)	—	(49)
Total Return Swap Agreements	—	(202)	—	(202)
Total Liabilities	(71)	(1,289)	—	(1,360)
Total	$8,375	$14,297	$—	$22,672

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Multi-Asset	Common Stock (000)
Beginning Balance	$8
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(159)
Change in unrealized appreciation	151
Realized (losses)	—
Ending Balance	$—

Net change in unrealized (depreciation) from investments still held as of September 30, 2019	$—

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Active International Allocation
Assets:
Common Stocks
Aerospace & Defense	$—	$2,138	$—	$2,138
Airlines	2,038	—	—	2,038
Auto Components	—	272	—	272
Automobiles	—	5,278	—	5,278
Banks	6,726	9,010	—	15,736
Beverages	1,289	6,174	—	7,463
Biotechnology	184	—	—	184
Building Products	—	1,361	—	1,361
Capital Markets	—	1,032	—	1,032
Chemicals	—	3,987	—	3,987
Commercial Services & Supplies	—	660	—	660
Communications Equipment	—	2,008	—	2,008
Construction & Engineering	—	1,160	—	1,160
Consumer Finance	—	995	—	995
Diversified Financial Services	—	272	—	272
Diversified Telecommunication Services	—	768	—	768
Electric Utilities	501	771	—	1,272
Electrical Equipment	—	1,118	—	1,118
Electronic Equipment, Instruments & Components	388	2,853	—	3,241
Energy Equipment & Services	2,125	726	—	2,851
Entertainment	2,625	2,134	—	4,759
Equity Real Estate Investment Trusts (REITs)	531	—	—	531
Food & Staples Retailing	171	2,108	—	2,279
Food Products	—	9,266	—	9,266
Health Care Equipment & Supplies	1,448	4,515	—	5,963
Health Care Providers & Services	—	901	—	901
Household Durables	1,633	2,438	—	4,071
Household Products	—	2,609	—	2,609
Independent Power & Renewable Electricity Producers	—	231	—	231
Information Technology Services	2,400	3,633	—	6,033
Insurance	—	7,982	—	7,982
Interactive Media & Services	1,099	4,846	—	5,945
Internet & Direct Marketing Retail	4,749	—	—	4,749
Leisure Products	—	658	—	658
Life Sciences Tools & Services	1,336	788	—	2,124
Machinery	—	4,303	—	4,303
Metals & Mining	4,147	285	—	4,432
Multi-Line Retail	238	—	—	238
Multi-Utilities	—	172	—	172
Oil, Gas & Consumable Fuels	1,528	4,003	—	5,531
Personal Products	448	7,513	—	7,961
Pharmaceuticals	967	13,816	—	14,783
Professional Services	—	4,088	—	4,088
Real Estate Management & Development	—	569	—@	569
Road & Rail	—	959	—	959
Semiconductors & Semiconductor Equipment	—	6,478	—	6,478
Software	1,745	5,039	—	6,784
Specialty Retail	—	829	—	829
Tech Hardware, Storage & Peripherals	—	1,862	—	1,862
Textiles, Apparel & Luxury Goods	—	4,653	—	4,653
Tobacco	—	1,186	—	1,186
Trading Companies & Distributors	—	598	—	598
Transportation Infrastructure	—	824	—	824
Wireless Telecommunication Services	—	683	—	683
Total Common Stocks	38,316	140,552	—@	178,868
Investment Company	1,164	—	—	1,164
Short-Term Investments
Investment Company	1,284	—	—	1,284
Repurchase Agreements	—	485	—	485
Total Short-Term Investments	1,284	485	—	1,769
Foreign Currency Forward Exchange Contract	—	25	—	25
Total Assets	40,764	141,062	—@	181,826
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(33)	—	(33)
Total Assets	$40,764	$141,029	$ —@	$181,793

@    Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Active International Allocation	Common Stock (000)
Beginning Balance	$ —@
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—@
Realized gains (losses)	—
Ending Balance	$ —@

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2019	$ —@

@    Value is less than $500.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Asia Opportunity
Assets:
Common Stocks
Banks	$6,258	$—	$—	$6,258
Beverages	—	10,437	—	10,437
Capital Markets	—	2,025	—	2,025
Diversified Consumer Services	4,128	1,389	—	5,517
Entertainment	3,016	—	—	3,016
Food Products	—	4,788	—	4,788
Hotels, Restaurants & Leisure	2,978	2,718	—	5,696
Household Durables	—	2,788	—	2,788
Insurance	—	3,197	—	3,197
Interactive Media & Services	—	6,010	—	6,010
Internet & Direct Marketing Retail	4,948	4,620	—	9,568
Life Sciences Tools & Services	—	2,865	—	2,865
Semiconductors & Semiconductor Equipment	—	6,262	—	6,262
Textiles, Apparel & Luxury Goods	—	3,256	—	3,256
Total Common Stocks	21,328	50,355	—	71,683
Call Options Purchased	—	131	—	131
Short-Term Investment
Investment Company	7,173	—	—	7,173
Total Assets	$28,501	$50,486	$—	$78,987

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets
Assets:
Common Stocks
Automobiles	$—	$10,048	$—	$10,048
Banks	34,908	137,698	—	172,606
Beverages	20,621	17,587	—	38,208
Capital Markets	11,092	3,903	—	14,995
Chemicals	—	1,894	—	1,894
Construction & Engineering	—	7,421	—	7,421
Construction Materials	—	13,632	—	13,632
Consumer Finance	—	3,052	—	3,052
Diversified Consumer Services	11,174	—	—	11,174
Diversified Financial Services	—	10,102	—	10,102
Diversified Telecommunication Services	6,073	5,439	—	11,512
Electronic Equipment, Instruments & Components	—	6,859	—	6,859
Entertainment	—	3,200	—	3,200
Food & Staples Retailing	18,291	34,165	—	52,456
Food Products	—	17,229	—	17,229
Gas Utilities	5,715	—	—	5,715
Health Care Providers & Services	6,024	7,150	—	13,174
Hotels, Restaurants & Leisure	3,898	3,020	—	6,918
Household Products	—	2,648	—	2,648
Industrial Conglomerates	—	12,286	—	12,286
Information Technology Services	2,348	12,316	—	14,664
Insurance	—	36,807	—	36,807
Interactive Media & Services	11,217	35,836	—	47,053
Internet & Direct Marketing Retail	32,671	—	—	32,671
Life Sciences Tools & Services	—	3,346	—	3,346
Metals & Mining	10,886	9,002	—	19,888
Multi-Line Retail	11,727	—	—	11,727
Oil, Gas & Consumable Fuels	18,084	18,004	—	36,088
Personal Products	—	4,737	—	4,737
Pharmaceuticals	—	16,592	—	16,592
Real Estate Management & Development	—	11,823	—	11,823
Semiconductors & Semiconductor Equipment	—	52,286	—	52,286
Specialty Retail	—	4,243	—	4,243
Tech Hardware, Storage & Peripherals	—	15,410	—	15,410
Textiles, Apparel & Luxury Goods	—	25,826	—	25,826
Wireless Telecommunication Services	—	5,355	—	5,355
Total Common Stocks	204,729	548,916	—	753,645
Short-Term Investments
Investment Company	25,011	—	—	25,011
Total Assets	229,740	548,916	—	778,656
Liabilities:
Foreign Currency Forward Exchange Contract	—	(199)	—	(199)
Total	$229,740	$548,717	$—	$778,457

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Breakout Nations
Assets:
Common Stocks
Air Freight & Logistics	$—	$14	$—	$14
Airlines	—	23	—	23
Automobiles	—	60	—	60
Banks	647	787	—	1,434
Beverages	227	82	—	309
Capital Markets	161	36	—	197
Construction & Engineering	—	69	—	69
Diversified Consumer Services	70	—	—	70
Diversified Telecommunication Services	52	52	—	104
Electric Utilities	10	—	—	10
Food & Staples Retailing	191	84	—	275
Food Products	—	74	—	74
Gas Utilities	32	—	—	32
Health Care Providers & Services	—	53	—	53
Hotels, Restaurants & Leisure	40	53	—	93
Household Products	—	25	—	25
Industrial Conglomerates	—	96	—	96
Insurance	—	50	—	50
Interactive Media & Services	—	272	—	272
Internet & Direct Marketing Retail	133	—	—	133
Metals & Mining	76	—	—	76
Multi-Line Retail	108	—	—	108
Oil, Gas & Consumable Fuels	173	35	—	208
Pharmaceuticals	—	32	—	32
Real Estate Management & Development	—	137	—	137
Software	34	—	—	34
Textiles, Apparel & Luxury Goods	—	67	—	67
Total Common Stocks	1,954	2,101	—	4,055
Investment Company	275	—	—	275
Short-Term Investment
Investment Company	682	—	—	682
Total Assets	2,911	2,101	—	5,012
Liabilities:
Foreign Currency Forward Exchange Contract	—	(2)	—	(2)
Futures Contracts	(9)	—	—	(9)
Total Liabilities	(9)	(2)	—	(11)
Total	$2,902	$2,099	$—	$5,001

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Leaders
Assets:
Common Stocks
Banks	$980	$4,135	$—	$5,115
Beverages	1,960	—	—	1,960
Chemicals	—	1,301	—	1,301
Consumer Finance	—	1,443	—	1,443
Electrical Equipment	—	1,732	—	1,732
Food & Staples Retailing	—	1,125	—	1,125
Health Care Providers & Services	—	4,033	—	4,033
Hotels, Restaurants & Leisure	116	1,159	—	1,275
Household Durables	—	1,560	—	1,560
Information Technology Services	2,251	—	—	2,251
Insurance	—	3,586	—	3,586
Interactive Media & Services	—	2,907	—	2,907
Internet & Direct Marketing Retail	6,165	1,624	—	7,789
Machinery	—	1,593	—	1,593
Multi-Line Retail	—	943	—	943
Semiconductors & Semiconductor Equipment	—	4,035	—	4,035
Textiles, Apparel & Luxury Goods	1,005	2,480	—	3,485
Total Common Stocks	12,477	33,656	—	46,133
Short-Term Investment
Investment Company	2,011	—	—	2,011
Total Assets	$14,488	$33,656	$—	$48,144

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Small Cap
Assets:
Common Stocks
Air Freight & Logistics	$—	$1,730	$—	$1,730
Auto Components	—	742	—	742
Banks	878	5,187	—	6,065
Building Products	—	930	—	930
Chemicals	—	815	—	815
Commercial Services & Supplies	—	1,483	—	1,483
Communications Equipment	—	1,059	—	1,059
Construction & Engineering	—	842	—	842
Consumer Finance	643	3,696	—	4,339
Containers & Packaging	—	647	—	647
Diversified Consumer Services	2,541	3,039	—	5,580
Diversified Financial Services	—	567	—	567
Electrical Equipment	—	1,422	—	1,422
Entertainment	659	2,641	—	3,300
Food & Staples Retailing	—	2,113	—	2,113
Food Products	—	1,619	—	1,619
Gas Utilities	—	2,043	—	2,043
Health Care Equipment & Supplies	—	782	—	782
Health Care Providers & Services	1,336	1,342	—	2,678
Hotels, Restaurants & Leisure	801	1,650	—	2,451
Independent Power & Renewable Electricity Producers	—	582	—	582
Information Technology Services	—	1,625	—	1,625
Interactive Media & Services	—	780	—	780
Internet & Direct Marketing Retail	756	—	—	756
Leisure Products	—	681	—	681
Machinery	—	717	—	717
Media	—	1,541	—	1,541
Multi-Line Retail	—	1,793	—	1,793
Personal Products	—	635	—	635
Professional Services	923	—	—	923
Semiconductors & Semiconductor Equipment	—	2,332	—	2,332
Software	—	2,389	—	2,389
Specialty Retail	—	2,758	—	2,758
Textiles, Apparel & Luxury Goods	—	1,413	—	1,413
Transportation Infrastructure	—	1,272	—	1,272
Total Common Stocks	8,537	52,867	—	61,404
Warrants	—	732	—	732
Short-Term Investment
Investment Company	2,951	—	—	2,951
Foreign Currency Forward Exchange Contract	—	10	—	10
Total Assets	$11,488	$53,609	$—	$65,097

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Frontier Markets
Assets:
Common Stocks
Air Freight & Logistics	$—	$2,318	$—	$2,318
Banks	—	62,496	1,023	63,519
Beverages	—	4,452	—	4,452
Capital Markets	—	3,215	—	3,215
Construction Materials	—	2,774	—	2,774
Diversified Consumer Services	—	4,067	—	4,067
Entertainment	2,310	—	—	2,310
Food & Staples Retailing	—	1,724	—	1,724
Food Products	—	8,414	—	8,414
Health Care Providers & Services	—	7,820	—	7,820
Independent Power & Renewable Electricity Producers	—	2,388	—	2,388
Information Technology Services	—	2,601	—	2,601
Insurance	—	2,353	—	2,353
Internet & Direct Marketing Retail	2,507	—	—	2,507
Multi-Line Retail	—	2,008	—	2,008
Oil, Gas & Consumable Fuels	1,452	3,986	—	5,438
Pharmaceuticals	—	3,399	—	3,399
Professional Services	2,711	—	—	2,711
Real Estate Management & Development	—	3,846	—	3,846
Specialty Retail	—	6,132	—	6,132
Transportation Infrastructure	—	2,894	—	2,894
Wireless Telecommunication Services	—	18,262	—	18,262
Total Common Stocks	8,980	145,149	1,023	155,152
Short-Term Investment
Investment Company	299	—	—	299
Total Assets	$9,279	$145,149	$1,023	$155,451

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Frontier Markets	Common Stock (000)
Beginning Balance	$—
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	1,023
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$1,023

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2019	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2019:

Frontier Market	Fair Value at September 30, 2019 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**

Common Stock	$1,023	Market Comparable Companies	Price/Book Value of Equity	0.3x	Increase
			Discount for Lack of Marketability	40.0%	Decrease

*	Amount is indicative of the weighted average.
**

Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Advantage
Assets:
Common Stocks
Aerospace & Defense	$1,942	$—	$—	$1,942
Banks	3,840	—	—	3,840
Beverages	—	2,035	—	2,035
Capital Markets	7,560	—	—	7,560
Chemicals	4,999	—	—	4,999
Commercial Services & Supplies	4,162	5,704	—	9,866
Entertainment	10,197	—	—	10,197
Health Care Equipment & Supplies	5,175	—	—	5,175
Health Care Technology	2,373	—	—	2,373
Hotels, Restaurants & Leisure	—	2,029	—	2,029
Information Technology Services	4,891	4,414	—	9,305
Interactive Media & Services	5,452	—	—	5,452
Internet & Direct Marketing Retail	12,861	2,117	—	14,978
Personal Products	—	5,060	—	5,060
Pharmaceuticals	2,148	—	—	2,148
Road & Rail	3,085	—	—	3,085
Software	19,201	5,127	—	24,328
Textiles, Apparel & Luxury Goods	—	16,353	—	16,353
Total Common Stocks	87,886	42,839	—	130,725
Preferred Stocks
Internet & Direct Marketing Retail	—	—	251	251
Software	—	—	55	55
Total Preferred Stocks	—	—	306	306
Call Options Purchased	—	268	—	268
Short-Term Investment
Investment Company	5,410	—	—	5,410
Total Assets	$93,296	$43,107	$306	$136,709

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Advantage	Preferred Stocks (000)
Beginning Balance	273
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	33
Realized gains (losses)	—
Ending Balance	$306

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2019	$33

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Advantage	Fair Value at September 30, 2019 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**

Preferred Stocks	$306	Discounted Cash Flow	Weighted Average Cost of Capital	13.0%-17.5% / 14.2%	Decrease
			Perpetual Growth Rate	3.0%-4.0% / 3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.7x-18.7x / 7.5x	Increase
			Discount for Lack of Marketability	9.0%-17.0% / 10.2%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	2.3x-16.0x / 11.3x	Increase

*                 Amount is indicative of the weighted average.

**          Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Concentrated
Assets:
Common Stocks
Banks	$2,035	$—	$—	$2,035
Beverages	1,204	—	—	1,204
Electric Utilities	1,051	—	—	1,051
Equity Real Estate Investment Trusts (REITs)	1,695	—	—	1,695
Hotels, Restaurants & Leisure	839	—	—	839
Household Durables	811	—	—	811
Information Technology Services	1,428	—	—	1,428
Interactive Media & Services	875	—	—	875
Internet & Direct Marketing Retail	1,374	—	—	1,374
Oil, Gas & Consumable Fuels	474	—	—	474
Personal Products	792	—	—	792
Semiconductors & Semiconductor Equipment	1,040	—	—	1,040
Software	1,754	—	—	1,754
Textiles, Apparel & Luxury Goods	1,035	—	—	1,035
Wireless Telecommunication Services	124	—	—	124
Total Common Stocks	16,531	—	—	16,531
Investment Companies	1,172	—	—	1,172
Short-Term Investment
Investment Company	236	—	—	236
Total Assets	$17,939	$—	$—	$17,939

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Core
Assets:
Common Stocks
Aerospace & Defense	$246	$—	$—	$246
Airlines	330	—	—	330
Automobiles	281	—	—	281
Banks	977	—	—	977
Beverages	577	—	—	577
Building Products	115	—	—	115
Capital Markets	355	—	—	355
Electric Utilities	484	—	—	484
Entertainment	156	—	—	156
Equity Real Estate Investment Trusts (REITs)	1,021	—	—	1,021
Health Care Equipment & Supplies	315	—	—	315
Health Care Providers & Services	63	—	—	63
Hotels, Restaurants & Leisure	226	—	—	226
Household Durables	245	—	—	245
Information Technology Services	722	—	—	722
Insurance	173	—	—	173
Interactive Media & Services	492	—	—	492
Internet & Direct Marketing Retail	516	—	—	516
Media	200	—	—	200
Multi-Line Retail	81	—	—	81
Oil, Gas & Consumable Fuels	217	—	—	217
Personal Products	260	—	—	260
Semiconductors & Semiconductor Equipment	280	—	—	280
Software	550	—	—	550
Tech Hardware, Storage & Peripherals	487	—	—	487
Textiles, Apparel & Luxury Goods	86	422	—	508
Wireless Telecommunication Services	97	—	—	97
Total Common Stocks	9,552	422	—	9,974
Investment Company	263	—	—	263
Short-Term Investment
Investment Company	48	—	—	48
Total Assets	$9,863	$422	$—	$10,285

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$69,130	$145,462	$—	$214,592
Capital Markets	48,064	—	—	48,064
Health Care Equipment & Supplies	276,227	—	—	276,227
Household Products	24,624	143,817	—	168,441
Information Technology Services	294,693	—	—	294,693
Life Sciences Tools & Services	45,231	—	—	45,231
Media	24,524	—	—	24,524
Personal Products	—	142,494	—	142,494
Pharmaceuticals	47,263	—	—	47,263
Professional Services	—	114,203	—	114,203
Software	152,402	98,405	—	250,807
Textiles, Apparel & Luxury Goods	38,858	—	—	38,858
Tobacco	128,428	53,512	—	181,940
Total Common Stocks	1,149,444	697,893	—	1,847,337
Short-Term Investment
Investment Company	44,293	—	—	44,293
Total Assets	$1,193,737	$697,893	$—	$1,891,630

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$—	$12,971	$—	$12,971
Communications	42,011	5,089	—	47,100
Diversified	5,939	19,763	—	25,702
Electricity Transmission & Distribution	34,032	14,310	—	48,342
Oil & Gas Storage & Transportation	88,989	25,681	—	114,670
Ports	—	913	—	913
Renewables	18,656	—	—	18,656
Toll Roads	21,199	16,271	—	37,470
Water	10,948	7,715	—	18,663
Total Common Stocks	221,774	102,713	—	324,487
Short-Term Investment
Investment Company	4,012	—	—	4,012
Total Assets	$225,786	$102,713	$—	$328,499

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Opportunity
Assets:
Common Stocks
Beverages	$—	$107,562	$—	$107,562
Banks	—	148,818	—	148,818
Construction Materials	116,879	—	—	116,879
Diversified Consumer Services	195,824	—	—	195,824
Electronic Equipment, Instruments & Components	—	94,639	—	94,639
Entertainment	40,049	—	—	40,049
Food Products	—	134,176	—	134,176
Health Care Equipment & Supplies	54,692	—	—	54,692
Health Care Technology	—	—	11,963	11,963
Hotels, Restaurants & Leisure	—	31,918	—	31,918
Household Products	—	36,671	—	36,671
Information Technology Services	493,154	—	—	493,154
Interactive Media & Services	282,698	29,224	—	311,922
Internet & Direct Marketing Retail	396,344	68,526	—	464,870
Professional Services	—	27,351	—	27,351
Road & Rail	26,930	164,841	—	191,771
Software	372,758	—	—	372,758
Textiles, Apparel & Luxury Goods	—	215,953	—	215,953
Total Common Stocks	1,979,328	1,059,679	11,963	3,050,970
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	3,563	3,563
Internet & Direct Marketing Retail	—	—	5,131	5,131
Total Preferred Stocks	—	—	8,694	8,694
Call Options Purchased	—	6,423	—	6,423
Short-Term Investments
Investment Company	206,938	—	—	206,938
Total Assets	$2,186,266	$1,066,102	$20,657	$3,273,025

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Opportunity	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$11,394	$16,235
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	(5,023)
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	569	(2,518)
Realized gains (losses)	—	—
Ending Balance	$11,963	$8,694

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2019	$569	$(2,518)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Opportunity	Fair Value at September 30, 2019 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**

Common Stock	$11,963	Discounted Cash Flow	Weighted Average Cost of Capital	14.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.8x	Increase
			Discount for Lack of Marketability	10.0%	Decrease

Preferred Stocks	$8,694	Market Transaction Method	Precedent Transaction	$27.00	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	13.0%-24.5%/17.9%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.8x-13.8x/5.0x	Increase
			Discount for Lack of Marketability	9.0%-18.0%/12.7%	Decrease

*                  Amount is indicative of the weighted average.

**            Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$35,738	$149,054	$—	$184,792
Health Care	24,912	—	—	24,912
Industrial	32,176	10,411	128	42,715
Industrial/Office Mixed	1,624	4,329	—	5,953
Lodging/Resorts	41,093	2,983	—	44,076
Office	95,883	60,087	—	155,970
Residential	94,857	27,844	18	122,719
Retail	98,833	67,167	—	166,000
Self Storage	23,981	—	—	23,981
Specialty	4,168	—	—	4,168
Total Common Stocks	453,265	321,875	146	775,286
Right	—	1	—	1
Short-Term Investment
Investment Company	2,731	—	—	2,731
Total Assets	$455,996	$321,876	$146	$778,018

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Real Estate	Common Stocks (000)
Beginning Balance	$145
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	1
Realized gains (losses)	—
Ending Balance	$146

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2019	$1

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Real Estate	Fair Value at September 30, 2019 (000)	Valuation Technique	Unobservable Input	Amount *	Impact to Valuation from an increase in input**

Common Stocks	$146

Reported Capital balance, adjustments for NAV practical expedient; including adjustments for subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date

			Adjusted Capital Balance
		Market Transaction Method	Transaction Valuation	$0.001	Increase
			Discount for Lack of Marketability	50.0%	Decrease

*                 Amount is indicative of the weighted average.

**          Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Sustain
Assets:
Common Stocks
Beverages	$624	$—	$—	$624
Capital Markets	478	—	—	478
Electronic Equipment, Instruments & Components	284	—	—	284
Health Care Equipment & Supplies	4,663	—	—	4,663
Health Care Technology	439	—	—	439
Household Products	211	2,501	—	2,712
Information Technology Services	3,926	—	—	3,926
Insurance	—	753	—	753
Interactive Media & Services	1,324	—	—	1,324
Internet & Direct Marketing Retail	151	—	—	151
Life Sciences Tools & Services	612	—	—	612
Media	336	—	—	336
Personal Products	—	1,338	—	1,338
Pharmaceuticals	576	1,144	—	1,720
Professional Services	—	977	—	977
Semiconductors & Semiconductor Equipment	341	—	—	341
Software	2,581	1,427	—	4,008
Textiles, Apparel & Luxury Goods	505	—	—	505
Total Common Stocks	17,051	8,140	—	25,191
Short-Term Investment
Investment Company	551	—	—	551
Total Assets	$17,602	$8,140	$—	$25,742

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Advantage
Assets:
Common Stocks
Banks	$—	$108,111	$—	$108,111
Beverages	—	114,918	—	114,918
Biotechnology	—	38,286	—	38,286
Capital Markets	48,199	357	—	48,556
Chemicals	—	49,969	—	49,969
Diversified Consumer Services	52,805	—	—	52,805
Electronic Equipment, Instruments & Components	—	90,714	—	90,714
Food Products	—	182,701	—	182,701
Hotels, Restaurants & Leisure	—	18,377	—	18,377
Household Products	—	105,377	—	105,377
Information Technology Services	94,288	—	—	94,288
Insurance	—	48,611	—	48,611
Interactive Media & Services	—	65,083	—	65,083
Internet & Direct Marketing Retail	72,528	—	—	72,528
Machinery	—	18,080	—	18,080
Marine	—	35,258	—	35,258
Multi-Utilities	64,946	—	—	64,946
Road & Rail	—	125,192	—	125,192
Semiconductors & Semiconductor Equipment	33,782	67,509	—	101,291
Software	48,294	—	—	48,294
Textiles, Apparel & Luxury Goods	—	207,348	—	207,348
Total Common Stocks	414,842	1,275,891	—	1,690,733
Call Options Purchased	—	3,078	—	3,078
Short-Term Investment
Investment Company	189,830	—	—	189,830
Total Assets	$604,672	$1,278,969	$—	$1,883,641

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$104,913	$—	$104,913
Air Freight & Logistics	—	44,139	—	44,139
Auto Components	—	23,372	—	23,372
Automobiles	—	17,822	—	17,822
Banks	—	151,937	—	151,937
Beverages	—	196,913	—	196,913
Capital Markets	—	18,286	—	18,286
Construction Materials	—	21,247	—	21,247
Diversified Telecommunication Services	—	12,300	—	12,300
Electronic Equipment, Instruments & Components	—	27,476	—	27,476
Health Care Equipment & Supplies	—	40,934	—	40,934
Health Care Providers & Services	—	55,499	—	55,499
Household Products	—	197,410	—	197,410
Insurance	—	156,449	—	156,449
Interactive Media & Services	—	40,335	—	40,335
Machinery	—	29,346	—	29,346
Metals & Mining	58,270	—	—	58,270
Oil, Gas & Consumable Fuels	20,335	89,075	—	109,410
Personal Products	—	167,770	—	167,770
Pharmaceuticals	—	292,141	—	292,141
Professional Services	—	86,453	—	86,453
Semiconductors & Semiconductor Equipment	26,850	—	—	26,850
Software	66,923	71,130	—	138,053
Specialty Retail	—	15,350	—	15,350
Tech Hardware, Storage & Peripherals	—	24,751	—	24,751
Tobacco	—	102,765	—	102,765
Trading Companies & Distributors	—	28,286	—	28,286
Total Common Stocks	172,378	2,016,099	—	2,188,477
Short-Term Investment
Investment Company	24,382	—	—	24,382
Total Assets	$196,760	$2,016,099	$—	$2,212,859

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Opportunity
Assets:
Common Stocks
Banks	$—	$23,266	$—	$23,266
Beverages	—	112,595	—	112,595
Biotechnology	—	28,412	—	28,412
Capital Markets	—	391	—	391
Commercial Banks	—	68,262	—	68,262
Diversified Consumer Services	79,987	26,690	—	106,677
Electronic Equipment, Instruments & Components	—	54,578	—	54,578
Entertainment	52,511	—	—	52,511
Food Products	—	94,396	—	94,396
Hotels, Restaurants & Leisure	28,109	22,090	—	50,199
Household Products	—	41,364	—	41,364
Information Technology Services	70,039	—	—	70,039
Interactive Media & Services	—	57,235	—	57,235
Internet & Direct Marketing Retail	107,928	93,308	—	201,236
Professional Services	—	35,399	—	35,399
Road & Rail	—	68,628	—	68,628
Semiconductors & Semiconductor Equipment	7,536	65,653	—	73,189
Software	24,599	25,301	—	49,900
Textiles, Apparel & Luxury Goods	—	184,811	—	184,811
Total Common Stocks	370,709	1,002,379	—	1,373,088
Call Options Purchased	—	2,839	—	2,839
Short-Term Investments
Investment Company	136,967	—	—	136,967
Repurchase Agreements	—	172	—	172
Total Short-Term Investments	136,967	172	—	137,139
Total Assets	$507,676	$1,005,390	$—	$1,513,066

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Real Estate
Assets:
Common Stocks
Diversified	$—	$7,334	$—	$7,334
Industrial	—	456	—	456
Industrial/Office Mixed	—	220	—	220
Lodging/Resorts	—	147	—	147
Office	—	3,037	—	3,037
Residential	—	1,558	7	1,565
Retail	—	3,300	—	3,300
Total Common Stocks	—	16,052	7	16,059
Rights	—	—@	—	—@
Short-Term Investment
Investment Company	385	—	—	385
Total Assets	$385	$16,052	$7	$16,444

@   Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

International Real Estate	Common Stock (000)
Beginning Balance	$5
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	2
Realized gains (losses)	—
Ending Balance	$7

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2019	$2

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2019:

International Real Estate	Fair Value at September 30, 2019 (000)	Valuation Technique	Unobservable Input	Amount *	Impact to Valuation from an increase in input**

Common Stock	$7	Market Transaction Method	Transaction Valuation	$0.001	Increase
			Discount for Lack of Marketability	50.0%	Decrease

*                  Amount is indicative of the weighted average.

**            Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Advantage
Assets:
Common Stocks
Aerospace & Defense	$5,927	$—	$—	$5,927
Capital Markets	6,951	—	—	6,951
Chemicals	22,077	—	—	22,077
Commercial Services & Supplies	27,850	—	—	27,850
Containers & Packaging	6,732	—	—	6,732
Diversified Consumer Services	7,526	—	—	7,526
Entertainment	34,054	—	—	34,054
Health Care Equipment & Supplies	28,527	—	—	28,527
Health Care Technology	11,891	—	—	11,891
Hotels, Restaurants & Leisure	6,392	—	—	6,392
Industrial Conglomerates	6,268	—	—	6,268
Information Technology Services	23,100	—	—	23,100
Interactive Media & Services	38,470	—	—	38,470
Internet & Direct Marketing Retail	37,587	—	—	37,587
Personal Products	11,284	—	—	11,284
Pharmaceuticals	17,577	—	—	17,577
Professional Services	7,188	—	—	7,188
Road & Rail	10,641	—	—	10,641
Software	80,695	—	—	80,695
Textiles, Apparel & Luxury Goods	—	13,823	—	13,823
Total Common Stocks	390,737	13,823	—	404,560
Call Options Purchased	—	783	—	783
Short-Term Investment
Investment Company	30,110	—	—	30,110
Total Assets	$420,847	$14,606	$—	$435,453

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Biotechnology	$53,331	$—	$—	$53,331
Chemicals	359,747	—	—	359,747
Entertainment	757,427	—	—	757,427
Health Care Equipment & Supplies	518,271	—	—	518,271
Health Care Services	142,586	—	—	142,586
Health Care Technology	222,083	—	26,320	248,403
Household Durables	143,443	—	—	143,443
Information Technology Services	779,569	96,779	—	876,348
Interactive Media & Services	784,192	—	—	784,192
Internet & Direct Marketing Retail	846,208	—	—	846,208
Life Sciences Tools & Services	332,485	—	—	332,485
Road & Rail	199,647	33,055	—	232,702
Semiconductors & Semiconductor Equipment	112,459	—	—	112,459
Software	1,063,786	—	—	1,063,786
Total Common Stocks	6,315,234	129,834	26,320	6,471,388
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	21,112	21,112
Internet & Direct Marketing Retail	—	—	66,433	66,433
Total Preferred Stocks	—	—	87,545	87,545
Call Options Purchased	—	14,386	—	14,386
Short-Term Investments
Investment Company	276,046	—	—	276,046
Repurchase Agreements	—	43,339	—	43,339
Total Short-Term Investments	276,046	43,339	—	319,385
Total Assets	$6,591,280	$187,559	$113,865	$6,892,704

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$25,069	$134,501
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	(33,054)
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	1,251	(13,902)
Realized gains (losses)	—
Ending Balance	$26,320	$87,545

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2019	$1,251	$4,282

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at September 30, 2019 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**

Common Stock	$26,320	Discounted Cash Flow	Weighted Average Cost of Capital	14.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.8x	Increase
			Discount for Lack of Marketability	10.0%	Decrease

Preferred Stocks	$87,545	Market Transaction Method	Precedent Transaction	$27.00	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	13.0%-24.5%/16.3%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.8x-13.8x/5.8x	Increase
			Discount for Lack of Marketability	9.0%-18.0%/11.2%	Decrease

*                  Amount is indicative of the weighted average.

**            Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Inception
Assets:
Common Stocks
Biotechnology	$3,370	$—	$—	$3,370
Diversified Consumer Services	8,476	—	—	8,476
Diversified Telecommunication Services	2,857	—	—	2,857
Electronic Equipment, Instruments & Components	3,493	—	—	3,493
Health Care Equipment & Supplies	9,310	—	—	9,310
Health Care Providers & Services	11,527	—	—	11,527
Health Care Technology	14,730	—	—	14,730
Household Durables	424	—	—	424
Information Technology Services	16,233	—	—	16,233
Insurance	2,726	—	—	2,726
Internet & Direct Marketing Retail	15,725	—	—	15,725
Life Sciences Tools & Services	14,607	—	—	14,607
Media	2,876	—	—	2,876
Pharmaceuticals	1,930	—	—	1,930
Professional Services	5,756	—	—	5,756
Real Estate Management & Development	6,337	—	—	6,337
Software	36,081	3,351	—	39,432
Textiles, Apparel & Luxury Goods	—	2,938	—	2,938
Thrifts & Mortgage Finance	2,431	—	—	2,431
Trading Companies & Distributors	13,006	—	—	13,006
Total Common Stocks	171,895	6,289	—	178,184
Preferred Stocks
Health Care Technology	—	—	7,715	7,715
Software	—	—	3,185	3,185
Total Preferred Stocks	—	—	10,900	10,900
Call Options Purchased	—	457	—	457
Short-Term Investments
Investment Company	13,743	—	—	13,743
Repurchase Agreements	—	4,719	—	4,719
Total Short-Term Investments	13,743	4,719	—	18,462
Total Assets	$185,638	$11,465	$10,900	$208,003

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Inception	Preferred Stocks (000)
Beginning Balance	$11,150
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(250)
Realized gains (losses)
Ending Balance	$10,900

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2019	$(250)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Inception	Fair Value at September 30, 2019 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$10,900	Discounted Cash Flow	Weighted Average Cost of Capital	15.5%-17.5%/16.5%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1x-7.2x/5.1x	Increase
			Discount for Lack of Marketability	13.0%-18.0%/16.5%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	2.3x-4.9x/3.5x	Increase

*   Amount is indicative of the weighted average.

** Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Core
Assets:
Common Stocks
Banks	$1,085	$—	$—	$1,085
Building Products	500	—	—	500
Capital Markets	1,172	—	—	1,172
Construction & Engineering	27	—	—	27
Electric Utilities	623	—	—	623
Electronic Equipment, Instruments & Components	27	—	—	27
Equity Real Estate Investment Trusts (REITs)	1,671	—	—	1,671
Health Care Equipment & Supplies	570	—	—	570
Health Care Providers & Services	270	—	—	270
Health Care Technology	265	—	—	265
Hotels, Restaurants & Leisure	994	—	—	994
Household Durables	485	—	—	485
Information Technology Services	1,121	—	—	1,121
Insurance	188	—	—	188
Interactive Media & Services	352	—	—	352
Media	86	—	—	86
Oil, Gas & Consumable Fuels	385	—	—	385
Personal Products	567	—	—	567
Software	1,542	—	—	1,542
Specialty Retail	368	—	—	368
Tech Hardware, Storage & Peripherals	795	—	—	795
Textiles, Apparel & Luxury Goods	400	—	—	400
Trading Companies & Distributors	27	—	—	27
Total Common Stocks	13,520	—	—	13,520
Short-Term Investment
Investment Company	72	—	—	72
Total Assets	$13,592	$—	$—	$13,592

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$38,763	$—	$—	$38,763
Data Centers	6,496	—	—	6,496
Diversified	12,547	—	—	12,547
Health Care	13,704	—	—	13,704
Industrial	13,973	—	541	14,514
Lodging/Resorts	20,270	—	—	20,270
Office	52,525	—	—	52,525
Regional Malls	32,674	—	—	32,674
Self Storage	11,858	—	—	11,858
Shopping Centers	9,628	—	—	9,628
Single Family Homes	6,072	—	—	6,072
Specialty	2,472	—	—	2,472
Total Common Stocks	220,982	—	541	221,523
Short-Term Investment
Investment Company	1,011	—	—	1,011
Total Assets	$221,993	$—	$541	$222,534

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

U.S. Real Estate	Common Stock (000)
Beginning Balance	$552
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(11)
Realized gains (losses)	—
Ending Balance	$541

Net change in unrealized depreciation from investments still held as of September 30, 2019	$(11)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

U.S. Real Estate	Fair Value at September 30, 2019 (000)	Valuation Technique	Unobservable Input

Common Stock	$541

Reported Capital balance, adjustments for NAV practical expedient; including adjustments for subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date

			Adjusted Capital Balance

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Fixed Income Opportunities
Assets:
Fixed Income Securities
Corporate Bonds	$—	$13,683	$—	$13,683
Sovereign	—	34,634	—	34,634
Total Fixed Income Securities	—	48,317	—	48,317
Warrant	—	1	—	1
Short-Term Investments
Investment Company	6,852	—	—	6,852
Sovereign	—	829	—	829
U.S. Treasury Security	—	30	—	30
Total Short-Term Investments	6,852	859	—	7,711
Foreign Currency Forward Exchange Contracts	—	63	—	63
Total Assets	6,852	49,240	—	56,092
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(10)	—	(10)
Total	$6,852	$49,230	$—	$56,082

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Counterpoint
Assets:
Common Stocks
Aerospace & Defense	$69	$14	$—	$83
Air Freight & Logistics	10	—	—	10
Banks	241	—	—	241
Beverages	14	246	—	260
Biotechnology	28	24	—	52
Capital Markets	179	6	—	185
Chemicals	192	35	—	227
Commercial Services & Supplies	210	83	—	293
Construction Materials	53	—	—	53
Consumer Finance	—	2	—	2
Containers & Packaging	34	—	—	34
Diversified Consumer Services	242	19	—	261
Diversified Telecommunication Services	6	—	—	6
Electrical Equipment	—	5	—	5
Electronic Equipment, Instruments & Components	7	2	—	9
Entertainment	321	—	—	321
Food Products	13	152	—	165
Health Care Equipment & Supplies	242	4	—	246
Health Care Providers & Services	35	7	—	42
Health Care Services	33	—	—	33
Health Care Technology	129	5	—	134
Hotels, Restaurants & Leisure	57	86	—	143
Household Durables	40	18	—	58
Household Products	—	67	—	67
Industrial Conglomerates	6	—	—	6
Information Technology Services	630	46	—	676
Insurance	5	38	—	43
Interactive Media & Services	334	106	—	440
Internet & Direct Marketing Retail	609	92	—	701
Leisure Products	8	—	—	8
Life Sciences Tools & Services	121	14	—	135
Machinery	—	8	—	8
Marine	—	16	—	16
Media	11	—	—	11
Multi-Line Retail	16	—	—	16
Multi-Utilities	30	—	—	30
Personal Products	29	72	—	101
Pharmaceuticals	32	—	—	32
Professional Services	60	14	—	74
Real Estate Management & Development	22	—	—	22
Road & Rail	116	120	—	236
Semiconductors & Semiconductor Equipment	49	58	—	107
Software	651	45	—	696
Specialty Retail	25	—	—	25
Textiles, Apparel & Luxury Goods	—	488	—	488
Thrifts & Mortgage Finance	5	—	—	5
Trading Companies & Distributors	27	—	—	27
Transportation Infrastructure	19	25	—	44
Total Common Stocks	4,960	1,917	—	6,877
Call Options Purchased	—	16	—	16
Short-Term Investment
Investment Company	285	—	—	285
Total Assets	$5,245	$1,933	$—	$7,178

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Concentrated Real Estate
Assets:
Common Stocks
Diversified	$310	$1,165	$—	$1,475
Health Care	18	—	—	18
Industrial	29	1	—	30
Lodging/Resorts	270	91	—	361
Office	635	429	—	1,064
Residential	360	44	—	404
Retail	639	494	—	1,133
Self Storage	40	—	—	40
Total Common Stocks	2,301	2,224	—	4,525
Short-Term Investment
Investment Company	78	—	—	78
Total Assets	$2,379	$2,224	$—	$4,603

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Real Assets
Assets:
Common Stocks
Aerospace & Defense	$5	$18		$—	$23
Auto Components	—	34		—	34
Banks	208	82		—	290
Beverages	55	52		—	107
Biotechnology	32	—		—	32
Capital Markets	17	22		—	39
Chemicals	37	54		—	91
Commercial Services & Supplies	21	12		—	33
Communications Equipment	15	—		—	15
Construction & Engineering	—	149		—	149
Consumer Finance	57	—		—	57
Distributors	20	—		—	20
Diversified Telecommunication Services	54	56		—	110
Electric Utilities	177	37		—	214
Electronic Equipment, Instruments & Components	20	—		—	20
Entertainment	40	—		—	40
Equity Real Estate Investment Trusts (REITs)	1,573	639		—	2,212
Food & Staples Retailing	—	60		—	60
Food Products	28	47		—	75
Gas Utilities	62	167		—	229
Health Care Equipment & Supplies	72	—		—	72
Health Care Providers & Services	36	—		—	36
Household Durables	29	—		—	29
Household Products	28	—		—	28
Independent Power & Renewable Electricity Producers	119	—		—	119
Industrial Conglomerates	—	41		—	41
Information Technology Services	60	15		—	75
Insurance	77	18		—	95
Interactive Media & Services	86	—		—	86
Internet & Direct Marketing Retail	50	—		—	50
Life Sciences Tools & Services	44	—		—	44
Machinery	59	15		—	74
Media	22	7		—	29
Metals & Mining	15	20		—	35
Multi-Line Retail	—	2		—	2
Multi-Utilities	233	90		—	323
Oil, Gas & Consumable Fuels	507	149		—	656
Personal Products	—	19		—	19
Pharmaceuticals	83	73		—	156
Real Estate Management & Development	—	580		—	580
Road & Rail	47	—		—	47
Semiconductors & Semiconductor Equipment	64	—		—	64
Software	167	17		—	184
Specialty Retail	16	—		—	16
Tech Hardware, Storage & Peripherals	72	—		—	72
Trading Companies & Distributors	—	79		—	79
Transportation Infrastructure	137	237		—	374
Water Utilities	90	37		—	127
Total Common Stocks	4,534	2,828		—	7,362
U.S. Treasury Securities	—	2,896		—	2,896
Short-Term Investment
Investment Company	245	—		—	245
Foreign Currency Forward Exchange Contract	—	—@		—	—@
Total Assets	4,779	5,724		—	10,503
Liabilities:
Foreign Currency Forward Exchange Contract	—	(—@	)	—	(—@	)
Total	$4,779	$5,724		$—	$10,503

@       Value is less than $500.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Permanence
Assets:
Common Stocks
Aerospace & Defense	$78	$27	$—	$105
Banks	41	—	—	41
Beverages	27	84	—	111
Capital Markets	193	—	—	193
Chemicals	166	24	—	190
Commercial Services & Supplies	257	100	—	357
Construction Materials	25	—	—	25
Containers & Packaging	41	—	—	41
Diversified Consumer Services	102	—	—	102
Entertainment	118	—	—	118
Food Products	25	—	—	25
Health Care Equipment & Supplies	89	—	—	89
Health Care Technology	13	—	—	13
Hotels, Restaurants & Leisure	35	36	—	71
Information Technology Services	162	—	—	162
Internet & Direct Marketing Retail	85	—	—	85
Personal Products	38	88	—	126
Professional Services	66	—	—	66
Road & Rail	87	—	—	87
Textiles, Apparel & Luxury Goods	—	286	—	286
Transportation Infrastructure	26	50	—	76
Total Common Stocks	1,674	695	—	2,369
Call Options Purchased	—	4	—	4
Short-Term Investment
Investment Company	48	—	—	48
Total Assets	$1,722	$699	$—	$2,421

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Endurance
Assets:
Common Stocks
Aerospace & Defense	$90	$—	$—	$90
Air Freight & Logistics	173	—	—	173
Biotechnology	35	—	—	35
Commercial Services & Supplies	64	—	—	64
Consumer Finance	—	31	—	31
Electrical Equipment	—	71	—	71
Electronic Equipment, Instruments & Components	—	28	—	28
Health Care Equipment & Supplies	—	58	—	58
Health Care Providers & Services	89	126	—	215
Health Care Technology	—	71	—	71
Household Durables	51	124	—	175
Information Technology Services	289	—	—	289
Insurance	—	27	—	27
Internet & Direct Marketing Retail	140	—	—	140
Life Sciences Tools & Services	—	61	—	61
Media	78	—	—	78
Real Estate Management & Development	134	—	—	134
Software	475	73	—	548
Specialty Retail	260	—	—	260
Total Common Stocks	1,878	670	—	2,548
Short-Term Investment
Investment Company	48	—	—	48
Total Assets	$1,926	$670	$—	$2,596